John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 16.9%
Entertainment – 7.2%
Netflix, Inc. (A)	94,627	$83,916,170
Spotify Technology SA (A)	27,180	12,963,773
The Walt Disney Company	277,854	32,639,509
		129,519,452
Interactive media and services – 8.3%
Alphabet, Inc., Class A	160,400	27,099,580
Alphabet, Inc., Class C	158,942	27,098,022
Meta Platforms, Inc., Class A	168,927	97,018,153
		151,215,755
Media – 1.4%
The Trade Desk, Inc., Class A (A)	193,917	24,928,030
		305,663,237
Consumer discretionary – 19.1%
Automobiles – 2.7%
Tesla, Inc. (A)	143,414	49,500,776
Broadline retail – 9.6%
Amazon.com, Inc. (A)	712,849	148,194,179
MercadoLibre, Inc. (A)	13,023	25,852,869
		174,047,048
Hotels, restaurants and leisure – 3.0%
Airbnb, Inc., Class A (A)	140,021	19,058,258
Flutter Entertainment PLC (A)	20,504	5,665,665
Hilton Worldwide Holdings, Inc.	73,152	18,539,643
Marriott International, Inc., Class A	38,731	11,196,745
		54,460,311
Specialty retail – 3.0%
Industria de Diseno Textil SA	148,018	8,168,108
O'Reilly Automotive, Inc. (A)	14,733	18,316,360
The Home Depot, Inc.	31,501	13,518,024
The TJX Companies, Inc.	104,768	13,168,290
		53,170,782
Textiles, apparel and luxury goods – 0.8%
adidas AG	59,406	14,048,269
		345,227,186
Consumer staples – 4.0%
Consumer staples distribution and retail – 4.0%
Costco Wholesale Corp.	39,099	37,999,536
Walmart, Inc.	368,933	34,126,303
		72,125,839
Financials – 7.1%
Capital markets – 1.5%
Moody's Corp.	36,127	18,062,777
The Goldman Sachs Group, Inc.	15,006	9,132,201
		27,194,978
Financial services – 4.4%
Mastercard, Inc., Class A	87,971	46,883,265
Visa, Inc., Class A	104,623	32,964,615
		79,847,880
Insurance – 1.2%
The Progressive Corp.	81,039	21,789,766
		128,832,624
Health care – 8.7%
Biotechnology – 1.6%
Vertex Pharmaceuticals, Inc. (A)	62,416	29,218,802
Health care equipment and supplies – 1.6%
DexCom, Inc. (A)	112,185	8,749,308
Capital Appreciation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Intuitive Surgical, Inc. (A)	36,747	$19,916,874
		28,666,182
Pharmaceuticals – 5.5%
AstraZeneca PLC, ADR	167,353	11,316,410
Eli Lilly & Company	73,101	58,140,880
Novo Nordisk A/S, ADR	285,202	30,459,574
		99,916,864
		157,801,848
Industrials – 5.6%
Aerospace and defense – 2.2%
General Electric Company	96,806	17,634,181
The Boeing Company (A)	149,313	23,209,213
		40,843,394
Electrical equipment – 2.0%
Eaton Corp. PLC	51,857	19,468,155
Vertiv Holdings Company, Class A	126,739	16,171,896
		35,640,051
Ground transportation – 1.4%
Uber Technologies, Inc. (A)	353,220	25,417,711
		101,901,156
Information technology – 38.1%
IT services – 1.5%
MongoDB, Inc. (A)	47,104	15,190,569
Snowflake, Inc., Class A (A)	66,742	11,666,502
		26,857,071
Semiconductors and semiconductor equipment – 15.5%
Advanced Micro Devices, Inc. (A)	142,431	19,537,972
Analog Devices, Inc.	42,651	9,300,051
Broadcom, Inc.	492,600	79,840,608
NVIDIA Corp.	1,249,151	172,695,126
		281,373,757
Software – 15.6%
Adobe, Inc. (A)	29,226	15,078,570
AppLovin Corp., Class A (A)	18,897	6,363,565
Cadence Design Systems, Inc. (A)	93,070	28,554,807
Crowdstrike Holdings, Inc., Class A (A)	70,845	24,510,245
Datadog, Inc., Class A (A)	113,154	17,284,274
Microsoft Corp.	308,176	130,500,209
Palo Alto Networks, Inc. (A)	32,650	12,662,323
Salesforce, Inc.	54,556	18,002,934
ServiceNow, Inc. (A)	29,272	30,719,208
		283,676,135
Technology hardware, storage and peripherals – 5.5%
Apple, Inc.	417,421	99,066,526
		690,973,489
TOTAL COMMON STOCKS (Cost $683,990,221)		$1,802,525,379
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.5825% (B)	8,226,554	8,226,554
TOTAL SHORT-TERM INVESTMENTS (Cost $8,226,554)		$8,226,554
Total Investments (Capital Appreciation Fund) (Cost $692,216,775) – 100.0%		$1,810,751,933
Other assets and liabilities, net – 0.0%		380,755
TOTAL NET ASSETS – 100.0%		$1,811,132,688
Security Abbreviations and Legend
ADR	American Depositary Receipt

1

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 11-30-24.
Capital Appreciation Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 59.3%
Communication services – 3.0%
Interactive media and services – 3.0%
Alphabet, Inc., Class A (A)	128,714	$21,746,230
Meta Platforms, Inc., Class A (A)	24,835	14,263,237
		36,009,467
Consumer discretionary – 5.6%
Broadline retail – 3.2%
Amazon.com, Inc. (A)(B)	180,851	37,597,114
Diversified consumer services – 0.8%
Service Corp. International	107,300	9,505,707
Hotels, restaurants and leisure – 1.6%
Hilton Worldwide Holdings, Inc.	25,279	6,406,710
McDonald's Corp. (A)	13,900	4,114,539
Starbucks Corp.	16,012	1,640,590
Yum! Brands, Inc. (A)	50,300	6,988,682
		19,150,521
		66,253,342
Energy – 1.6%
Oil, gas and consumable fuels – 1.6%
Canadian Natural Resources, Ltd.	370,419	12,527,571
Expand Energy Corp.	58,835	5,822,312
		18,349,883
Financials – 3.0%
Financial services – 2.3%
Mastercard, Inc., Class A (A)	27,151	14,469,854
Visa, Inc., Class A (A)	41,073	12,941,281
		27,411,135
Insurance – 0.7%
Willis Towers Watson PLC	23,832	7,673,904
		35,085,039
Health care – 15.2%
Biotechnology – 0.3%
Alnylam Pharmaceuticals, Inc. (B)	5,349	1,353,671
Argenx SE, ADR (B)	462	284,846
Biogen, Inc. (B)	11,498	1,846,924
		3,485,441
Health care equipment and supplies – 3.3%
Abbott Laboratories	96,215	11,427,456
Becton, Dickinson and Company (A)	122,908	27,273,285
GE HealthCare Technologies, Inc.	1,353	112,597
		38,813,338
Health care providers and services – 5.5%
Humana, Inc.	19,551	5,794,525
McKesson Corp.	32,652	20,521,782
The Cigna Group	20,544	6,939,763
UnitedHealth Group, Inc. (A)	52,272	31,896,374
		65,152,444
Life sciences tools and services – 5.5%
Avantor, Inc. (B)	69,676	1,467,377
Danaher Corp.	99,961	23,959,652
Revvity, Inc.	217,377	25,246,165
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Thermo Fisher Scientific, Inc. (A)	27,893	$14,772,970
		65,446,164
Pharmaceuticals – 0.6%
Eli Lilly & Company	8,955	7,122,359
		180,019,746
Industrials – 5.3%
Aerospace and defense – 0.9%
RTX Corp.	87,737	10,688,999
Commercial services and supplies – 1.4%
Veralto Corp. (A)	83,504	9,034,298
Waste Connections, Inc.	41,180	7,925,915
		16,960,213
Machinery – 3.0%
Fortive Corp. (A)	379,907	30,138,022
Ingersoll Rand, Inc.	48,279	5,029,223
		35,167,245
		62,816,457
Information technology – 20.9%
Electronic equipment, instruments and components – 0.5%
Teledyne Technologies, Inc. (B)	12,506	6,068,662
Semiconductors and semiconductor equipment – 5.0%
Advanced Micro Devices, Inc. (B)	38,527	5,284,941
Marvell Technology, Inc.	19,213	1,780,853
NVIDIA Corp.	274,430	37,939,948
NXP Semiconductors NV	60,027	13,768,393
		58,774,135
Software – 13.7%
Aurora Innovation, Inc. (B)	2,528,429	16,358,936
Autodesk, Inc. (B)	16,861	4,921,726
Intuit, Inc. (A)	23,151	14,856,691
Microsoft Corp. (A)	148,236	62,772,017
PTC, Inc. (B)	124,165	24,840,450
Roper Technologies, Inc. (A)	50,659	28,695,284
Salesforce, Inc. (A)	28,538	9,417,255
		161,862,359
Technology hardware, storage and peripherals – 1.7%
Apple, Inc. (A)	87,648	20,801,500
		247,506,656
Materials – 0.5%
Construction materials – 0.5%
Martin Marietta Materials, Inc.	8,927	5,356,200
Utilities – 4.2%
Electric utilities – 0.1%
Alliant Energy Corp.	17,785	1,124,012
Exelon Corp. (A)	7,793	308,291
		1,432,303
Multi-utilities – 4.1%
Ameren Corp.	196,717	18,568,118
CenterPoint Energy, Inc.	544,194	17,751,608
DTE Energy Company	20,688	2,602,137
NiSource, Inc.	242,752	9,246,424
		48,168,287
		49,600,590
TOTAL COMMON STOCKS (Cost $536,547,715)		$700,997,380
PREFERRED SECURITIES – 0.4%
Industrials – 0.3%
Aerospace and defense – 0.3%
The Boeing Company, 6.000%	69,186	3,832,213

2

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Utilities – 0.1%
Multi-utilities – 0.1%
CMS Energy Corp., 5.875%	44,786	$1,099,048
CMS Energy Corp., 5.875%	2,263	55,036
		1,154,084
TOTAL PREFERRED SECURITIES (Cost $4,698,368)		$4,986,297
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 14.4%
U.S. Government – 14.4%
U.S. Treasury Notes
3.500%, 09/30/2029	$11,995,800	11,685,596
3.625%, 08/31/2029	47,467,000	46,521,368
4.125%, 10/31/2029	96,065,000	96,207,597
4.250%, 11/15/2034	15,417,000	15,486,858
		169,901,419
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $170,354,901)		$169,901,419
CORPORATE BONDS - 10.7%
Communication services - 1.0%
CCO Holdings LLC
5.000%, 02/01/2028 (C)	4,162,000	4,067,063
5.125%, 05/01/2027 (C)	5,921,000	5,841,026
5.500%, 05/01/2026 (C)	419,000	418,251
Lamar Media Corp.
3.625%, 01/15/2031	120,000	107,100
3.750%, 02/15/2028	754,000	715,361
4.875%, 01/15/2029	137,000	133,344
		11,282,145
Consumer discretionary - 2.5%
Cedar Fair LP
5.250%, 07/15/2029	1,000,000	970,705
5.375%, 04/15/2027	1,120,000	1,113,911
6.500%, 10/01/2028	1,167,000	1,178,358
Clarios Global LP
6.250%, 05/15/2026 (C)	689,000	689,471
8.500%, 05/15/2027 (C)	1,465,000	1,472,606
Hilton Domestic Operating Company, Inc.
3.625%, 02/15/2032 (C)	1,736,000	1,530,639
3.750%, 05/01/2029 (C)	1,545,000	1,439,151
4.000%, 05/01/2031 (C)	1,193,000	1,092,376
4.875%, 01/15/2030	1,388,000	1,349,896
5.375%, 05/01/2025 (C)	482,000	479,692
5.750%, 05/01/2028 (C)	1,800,000	1,801,557
5.875%, 04/01/2029 (C)	604,000	609,326
Hilton Worldwide Finance LLC 4.875%, 04/01/2027	608,000	604,629
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC 4.750%, 06/01/2027 (C)	2,065,000	2,036,858
Life Time, Inc.
5.750%, 01/15/2026 (C)	1,160,000	1,159,582
6.000%, 11/15/2031 (C)	246,000	246,079
Marriott International, Inc. 3.125%, 06/15/2026	85,000	83,009
Service Corp. International
3.375%, 08/15/2030	669,000	598,344
4.625%, 12/15/2027	109,000	107,141
5.750%, 10/15/2032	618,000	615,709
Six Flags Entertainment Corp. 5.500%, 04/15/2027 (C)	1,863,000	1,854,683
Six Flags Theme Parks, Inc. 7.000%, 07/01/2025 (C)	367,000	366,848
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Vail Resorts, Inc. 6.500%, 05/15/2032 (C)	$658,000	$675,755
Yum! Brands, Inc.
3.625%, 03/15/2031	1,263,000	1,143,432
4.625%, 01/31/2032	2,575,000	2,421,699
4.750%, 01/15/2030 (C)	1,138,000	1,099,394
5.350%, 11/01/2043	1,025,000	1,012,311
5.375%, 04/01/2032	1,259,000	1,234,759
6.875%, 11/15/2037	511,000	567,004
		29,554,924
Financials - 2.9%
Alliant Holdings Intermediate LLC
5.875%, 11/01/2029 (C)	481,000	462,508
6.750%, 10/15/2027 to 04/15/2028 (C)	3,598,000	3,616,498
7.000%, 01/15/2031 (C)	1,822,000	1,850,207
AmWINS Group, Inc. 6.375%, 02/15/2029 (C)	599,000	604,767
AssuredPartners, Inc. 7.500%, 02/15/2032 (C)	339,000	344,859
BroadStreet Partners, Inc. 5.875%, 04/15/2029 (C)	1,386,000	1,335,821
HUB International, Ltd.
5.625%, 12/01/2029 (C)	908,000	884,247
7.250%, 06/15/2030 (C)	10,311,000	10,695,758
7.375%, 01/31/2032 (C)	5,965,000	6,102,520
MSCI, Inc.
3.250%, 08/15/2033 (C)	1,131,000	973,270
3.625%, 09/01/2030 to 11/01/2031 (C)	2,090,000	1,915,015
3.875%, 02/15/2031 (C)	1,347,000	1,246,184
4.000%, 11/15/2029 (C)	1,552,000	1,477,198
Panther Escrow Issuer LLC 7.125%, 06/01/2031 (C)	770,000	788,736
Ryan Specialty LLC 4.375%, 02/01/2030 (C)	306,000	290,462
USI, Inc. 7.500%, 01/15/2032 (C)	2,291,000	2,331,273
		34,919,323
Health care - 1.3%
Avantor Funding, Inc.
3.875%, 11/01/2029 (C)	1,021,000	948,105
4.625%, 07/15/2028 (C)	2,637,000	2,547,725
Becton, Dickinson and Company 3.700%, 06/06/2027	418,000	409,603
Biogen, Inc.
3.150%, 05/01/2050	1,863,000	1,247,707
3.250%, 02/15/2051	87,000	59,515
5.200%, 09/15/2045	506,000	477,950
Charles River Laboratories International, Inc.
3.750%, 03/15/2029 (C)	515,000	477,080
4.000%, 03/15/2031 (C)	899,000	813,146
4.250%, 05/01/2028 (C)	836,000	802,412
GE HealthCare Technologies, Inc. 5.650%, 11/15/2027	303,000	311,722
Heartland Dental LLC 10.500%, 04/30/2028 (C)	774,000	823,538
Hologic, Inc. 3.250%, 02/15/2029 (C)	609,000	559,826
IQVIA, Inc.
5.000%, 05/15/2027 (C)	937,000	926,523
5.700%, 05/15/2028	1,799,000	1,840,017
6.500%, 05/15/2030 (C)	628,000	644,660
Medline Borrower LP 6.250%, 04/01/2029 (C)	670,000	682,440

3

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
PRA Health Sciences, Inc. 2.875%, 07/15/2026 (C)	$436,000	$420,871
Revvity, Inc. 3.300%, 09/15/2029	177,000	164,988
Surgery Center Holdings, Inc. 7.250%, 04/15/2032 (C)	468,000	481,072
Teleflex, Inc.
4.250%, 06/01/2028 (C)	145,000	138,798
4.625%, 11/15/2027	501,000	490,234
		15,267,932
Industrials - 1.7%
Booz Allen Hamilton, Inc.
3.875%, 09/01/2028 (C)	833,000	797,418
4.000%, 07/01/2029 (C)	521,000	495,553
5.950%, 08/04/2033	572,000	594,454
Broadridge Financial Solutions, Inc. 2.600%, 05/01/2031	178,000	154,649
Delta Air Lines, Inc. 4.750%, 10/20/2028 (C)	1,475,148	1,465,204
GFL Environmental, Inc.
4.000%, 08/01/2028 (C)	634,000	603,381
4.375%, 08/15/2029 (C)	520,000	493,060
4.750%, 06/15/2029 (C)	589,000	569,711
6.750%, 01/15/2031 (C)	337,000	349,484
Howmet Aerospace, Inc.
3.000%, 01/15/2029	817,000	762,689
5.900%, 02/01/2027	737,000	755,726
Korn Ferry 4.625%, 12/15/2027 (C)	951,000	925,866
Mileage Plus Holdings LLC 6.500%, 06/20/2027 (C)	1,340,503	1,351,871
Sensata Technologies BV
4.000%, 04/15/2029 (C)	1,016,000	947,477
5.875%, 09/01/2030 (C)	427,000	423,315
Sensata Technologies, Inc.
3.750%, 02/15/2031 (C)	796,000	711,281
4.375%, 02/15/2030 (C)	322,000	298,655
6.625%, 07/15/2032 (C)	200,000	204,061
TransDigm, Inc.
5.500%, 11/15/2027	1,721,000	1,706,215
6.375%, 03/01/2029 (C)	2,157,000	2,192,152
6.625%, 03/01/2032 (C)	2,653,000	2,717,439
7.125%, 12/01/2031 (C)	1,569,000	1,630,877
US Airways 2012-2 Class A Pass Through Trust 4.625%, 12/03/2026	105,791	105,377
US Airways 2013-1 Class A Pass Through Trust 3.950%, 05/15/2027	206,220	204,255
		20,460,170
Information technology - 0.4%
Broadcom, Inc. 4.150%, 04/15/2032 (C)	490,000	465,024
Clarivate Science Holdings Corp.
3.875%, 07/01/2028 (C)	299,000	280,350
4.875%, 07/01/2029 (C)	220,000	205,944
Crowdstrike Holdings, Inc. 3.000%, 02/15/2029	150,000	137,003
Ellucian Holdings, Inc. 6.500%, 12/01/2029 (C)	624,000	635,043
Gartner, Inc.
3.625%, 06/15/2029 (C)	940,000	878,099
3.750%, 10/01/2030 (C)	457,000	422,754
4.500%, 07/01/2028 (C)	637,000	621,848
Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Motorola Solutions, Inc.
2.300%, 11/15/2030	$126,000	$108,982
2.750%, 05/24/2031	88,000	77,303
PTC, Inc. 4.000%, 02/15/2028 (C)	549,000	524,840
UKG, Inc. 6.875%, 02/01/2031 (C)	462,000	474,800
VMware LLC 4.700%, 05/15/2030	294,000	290,620
		5,122,610
Materials - 0.1%
Ball Corp. 6.000%, 06/15/2029	792,000	805,662
Martin Marietta Materials, Inc. 2.400%, 07/15/2031	126,000	108,480
		914,142
Real estate - 0.8%
American Tower Corp.
1.500%, 01/31/2028	119,000	107,705
1.875%, 10/15/2030	487,000	412,524
2.100%, 06/15/2030	380,000	329,457
2.900%, 01/15/2030	389,000	354,851
3.800%, 08/15/2029	559,000	535,572
Crown Castle, Inc.
4.300%, 02/15/2029	147,000	143,678
4.900%, 09/01/2029	556,000	555,292
5.200%, 09/01/2034	926,000	920,228
5.600%, 06/01/2029	113,000	116,267
SBA Communications Corp.
3.125%, 02/01/2029	2,059,000	1,883,742
3.875%, 02/15/2027	1,550,000	1,505,671
SBA Tower Trust 6.599%, 01/15/2028 (C)	68,000	70,065
VICI Properties LP
3.750%, 02/15/2027 (C)	399,000	386,401
4.125%, 08/15/2030 (C)	309,000	289,105
4.625%, 12/01/2029 (C)	94,000	90,833
5.125%, 05/15/2032	252,000	248,958
5.750%, 02/01/2027 (C)	294,000	296,132
5.750%, 04/01/2034	738,000	753,490
		8,999,971
TOTAL CORPORATE BONDS (Cost $123,935,089)		$126,521,217
TERM LOANS (D) – 9.4%
Communication services – 0.2%
Charter Communications Operating LLC, 2019 Term Loan B2 (3 month CME Term SOFR + 1.750%) 6.343%, 02/01/2027	1,963,690	1,962,532
Consumer discretionary – 0.9%
Hilton Domestic Operating Company, Inc., 2023 Term Loan B4 (1 month CME Term SOFR + 1.750%) 6.338%, 11/08/2030	3,875,965	3,898,756
IRB Holding Corp., 2024 Term Loan B (1 month CME Term SOFR + 2.750%) 7.423%, 12/15/2027	4,260,580	4,278,091
Varsity Brands, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.750%) 8.271%, 08/26/2031	3,143,000	3,144,980
		11,321,827

4

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Financials – 3.5%
Alliant Holdings Intermediate LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 2.750%) 7.349%, 09/19/2031	$3,351,708	3,370,578
AmWINS Group, Inc., 2021 Term Loan B (1 month CME Term SOFR + 2.250%) 6.937%, 02/19/2028	2,243,135	2,251,547
AssuredPartners, Inc., 2024 Incremental Term Loan B5 (1 month CME Term SOFR + 3.500%) 8.073%, 02/14/2031	4,882,443	4,913,251
BroadStreet Partners, Inc., 2024 Term Loan B4 (1 month CME Term SOFR + 3.250%) 7.823%, 06/13/2031	3,749,978	3,769,140
CPI Holdco B LLC, 2024 Incremental Term Loan B TBD 05/17/2031 (E)	1,530,000	1,534,208
HUB International, Ltd., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.750%) 7.367%, 06/20/2030	14,767,226	14,871,039
Truist Insurance Holdings LLC, 1st Lien Term Loan (3 month CME Term SOFR + 3.250%) 7.854%, 05/06/2031	809,641	811,470
Truist Insurance Holdings LLC, 2nd Lien Term Loan (3 month CME Term SOFR + 4.750%) 9.354%, 05/06/2032	1,372,493	1,400,629
USI, Inc., 2024 Term Loan (2029) (3 month CME Term SOFR + 2.750%) 7.354%, 11/22/2029	2,847,962	2,863,996
USI, Inc., 2024 Term Loan (2030) (3 month CME Term SOFR + 2.750%) 7.354%, 09/27/2030	5,452,187	5,481,139
		41,266,997
Health care – 1.1%
ADMI Corp., 2021 Incremental Term Loan B3 (1 month CME Term SOFR + 3.750%) 8.437%, 12/23/2027	1,611,207	1,578,645
ADMI Corp., 2021 Term Loan B2 (1 month CME Term SOFR + 3.375%) 8.062%, 12/23/2027	1,016,124	992,631
ADMI Corp., 2023 Term Loan B5 (1 month CME Term SOFR + 5.750%) 10.323%, 12/23/2027	232,409	232,990
athenahealth, Inc., 2022 Term Loan B (1 month CME Term SOFR + 3.250%) 7.823%, 02/15/2029	2,917,140	2,924,433
Avantor Funding, Inc., 2024 Term Loan (1 month CME Term SOFR + 2.000%) 6.673%, 11/08/2027	90,579	91,097
Heartland Dental LLC, 2024 Term Loan (1 month CME Term SOFR + 4.500%) 9.073%, 04/28/2028	1,174,916	1,176,690
Loire Finco Luxembourg Sarl, 2021 USD Term Loan B2 (1 month CME Term SOFR + 3.750%) 8.423%, 04/21/2027	710,135	707,031
Loire Finco Luxembourg Sarl, USD Term Loan B (1 month CME Term SOFR + 3.500%) 8.173%, 04/21/2027	4,053,538	4,043,404
Medline Borrower LP, 2024 Term Loan B TBD 10/23/2028 (E)	122,000	122,702
Medline Borrower LP, 2024 USD Term Loan B (1 month CME Term SOFR + 2.250%) 6.935%, 10/23/2028	666,759	670,593
		12,540,216
Industrials – 0.9%
Filtration Group Corp., 2021 Incremental Term Loan (1 month CME Term SOFR + 3.500%) 8.187%, 10/21/2028	4,984,989	5,022,377
Capital Appreciation Value Fund (continued)
		Shares or Principal Amount	Value
TERM LOANS (D)(continued)
Industrials (continued)
Filtration Group Corp., 2023 EUR Term Loan (1 month EURIBOR + 4.250%) 7.227%, 10/21/2028	EUR	2,012,211	2,139,693
SkyMiles IP, Ltd., 2020 Skymiles Term Loan B (3 month CME Term SOFR + 3.750%) 8.367%, 10/20/2027		$1,410,955	1,438,483
Trans Union LLC, 2019 Term Loan B5 (1 month CME Term SOFR + 1.750%) 6.423%, 11/16/2026		680,033	680,884
Trans Union LLC, 2024 Term Loan B7 (1 month CME Term SOFR + 2.000%) 6.573%, 12/01/2028		138,327	138,327
TransDigm, Inc., 2024 Term Loan I (3 month CME Term SOFR + 2.750%) 7.354%, 08/24/2028		175,618	175,825
TransDigm, Inc., 2024 Term Loan K (3 month CME Term SOFR + 2.750%) 7.354%, 03/22/2030		1,658,355	1,659,035
			11,254,624
Information technology – 2.6%
Applied Systems, Inc., 2024 1st Lien Term Loan (3 month CME Term SOFR + 3.000%) 7.604%, 02/24/2031		10,944,853	11,032,631
Applied Systems, Inc., 2024 2nd Lien Term Loan (3 month CME Term SOFR + 5.250%) 9.854%, 02/23/2032		1,422,401	1,462,029
Azalea TopCo, Inc., 2024 Term Loan B (1 month CME Term SOFR + 3.250%) 8.073%, 04/30/2031		2,301,000	2,308,731
CCC Intelligent Solutions, Inc., Term Loan (1 month CME Term SOFR + 2.250%) 6.937%, 09/21/2028		98,400	98,867
Epicor Software Corp., 2024 Term Loan E (1 month CME Term SOFR + 3.250%) 7.823%, 05/30/2031		2,124,957	2,140,171
Icon Parent, Inc., 2024 2nd Lien Term Loan TBD 09/10/2032 (E)		1,038,400	1,057,226
Icon Parent, Inc., 2024 Term Loan (3 month CME Term SOFR + 3.000%) 7.516%, 09/11/2031		1,726,000	1,737,271
Informatica LLC, 2024 Term Loan B (1 month CME Term SOFR + 2.250%) 6.823%, 10/27/2028		374,597	376,002
Quartz Acquireco LLC, 2024 Term Loan B1 (3 month CME Term SOFR + 2.750%) 7.354%, 06/28/2030		628,997	631,356
Sophia LP, 2024 1st Lien Term Loan B TBD 10/09/2029 (E)		1,883,000	1,902,414
Storable, Inc., Term Loan B (1 month CME Term SOFR + 3.500%) 8.073%, 04/17/2028		1,793,813	1,800,163
UKG, Inc., 2024 Term Loan B (3 month CME Term SOFR + 3.000%) 7.617%, 02/10/2031		6,022,715	6,061,381
			30,608,242
Real estate – 0.2%
SBA Senior Finance II LLC, 2024 Term Loan B (1 month CME Term SOFR + 1.750%) 6.330%, 01/25/2031		2,284,318	2,284,318
TOTAL TERM LOANS (Cost $110,602,991)			$111,238,756

5

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS – 5.7%
Short-term funds – 5.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.5825% (F)	9,499,544	$9,499,544
T. Rowe Price Government Reserve Fund, 4.6513% (F)	57,267,018	57,267,018
TOTAL SHORT-TERM INVESTMENTS (Cost $66,766,562)		$66,766,562
Total Investments (Capital Appreciation Value Fund) (Cost $1,012,905,626) – 99.9%		$1,180,411,631
Other assets and liabilities, net – 0.1%		1,466,941
TOTAL NET ASSETS – 100.0%		$1,181,878,572
Currency Abbreviations
EUR	Euro
Security Abbreviations and Legend
ADR	American Depositary Receipt
Capital Appreciation Value Fund (continued)
CME	CME Group Published Rates
EURIBOR	Euro Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Non-income producing security.
(C)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
GSI	Abbott Laboratories	USD	120.00	Jan 2025	31	3,100	$8,397	$(8,138)
GSI	Abbott Laboratories	USD	125.00	Jan 2025	31	3,100	4,424	(2,755)
WFB	Alphabet, Inc., Class A	USD	175.00	Jan 2025	16	1,600	12,391	(5,637)
WFB	Alphabet, Inc., Class A	USD	180.00	Jan 2025	72	7,200	84,488	(15,125)
WFB	Alphabet, Inc., Class A	USD	185.00	Jan 2025	16	1,600	7,437	(1,961)
WFB	Amazon.com, Inc.	USD	200.00	Jan 2025	50	5,000	31,544	(66,565)
WFB	Amazon.com, Inc.	USD	200.00	Jan 2025	62	6,200	43,985	(82,541)
UBS	Ameren Corp.	USD	90.00	Dec 2024	38	3,800	2,745	(17,711)
JPM	Apple, Inc.	USD	200.00	Jan 2025	79	7,900	92,588	(310,149)
JPM	Apple, Inc.	USD	215.00	Jan 2025	79	7,900	47,163	(196,090)
JPM	Apple, Inc.	USD	250.00	Jan 2025	62	6,200	30,772	(12,939)
WFB	Aurora Innovation, Inc.	USD	7.00	Jan 2025	246	24,600	17,958	—
JPM	Avantor, Inc.	USD	27.50	Jan 2025	123	12,300	15,183	(194)
UBS	Danaher Corp.	USD	290.00	Jan 2025	13	1,300	11,710	(83)
UBS	Danaher Corp.	USD	300.00	Jan 2025	48	4,800	50,895	(104)
UBS	Danaher Corp.	USD	300.00	Jan 2025	65	6,500	58,377	(141)
UBS	Danaher Corp.	USD	300.00	Jan 2025	25	2,500	12,750	(54)
UBS	Danaher Corp.	USD	330.00	Jan 2026	65	6,500	105,146	(28,900)
BARC	DTE Energy Company	USD	130.00	Jan 2025	16	1,600	4,561	(2,114)
BARC	DTE Energy Company	USD	135.00	Jan 2025	16	1,600	2,358	(599)
BARC	DTE Energy Company	USD	135.00	Jan 2025	36	3,600	10,554	(1,348)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	19	1,900	15,631	(68,266)
BARC	Hilton Worldwide Holdings, Inc.	USD	220.00	Jan 2025	14	1,400	12,626	(50,301)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	19	1,900	10,146	(50,299)
BARC	Hilton Worldwide Holdings, Inc.	USD	230.00	Jan 2025	14	1,400	8,280	(37,062)
BARC	Hilton Worldwide Holdings, Inc.	USD	250.00	Jan 2025	50	5,000	24,814	(50,527)
BOA	Ingersoll Rand, Inc.	USD	100.00	Dec 2024	53	5,300	26,892	(27,443)
BOA	Ingersoll Rand, Inc.	USD	105.00	Dec 2024	53	5,300	17,999	(10,110)
BOA	Ingersoll Rand, Inc.	USD	105.00	Dec 2024	98	9,800	20,089	(18,695)
BOA	Intuit, Inc.	USD	660.00	Jan 2025	2	200	3,837	(3,346)
BOA	Intuit, Inc.	USD	660.00	Jan 2025	11	1,100	23,144	(18,403)
BOA	Intuit, Inc.	USD	700.00	Jan 2025	7	700	29,449	(4,253)
BOA	Intuit, Inc.	USD	740.00	Jan 2025	7	700	18,809	(1,462)
JPM	Mastercard, Inc., Class A	USD	480.00	Jan 2025	18	1,800	43,326	(103,527)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	19	1,900	38,513	(91,446)
JPM	Mastercard, Inc., Class A	USD	490.00	Jan 2025	7	700	11,135	(33,691)
JPM	Mastercard, Inc., Class A	USD	500.00	Jan 2025	18	1,800	30,276	(70,291)
JPM	Mastercard, Inc., Class A	USD	515.00	Jan 2025	7	700	5,308	(18,516)
6

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
JPM	Mastercard, Inc., Class A	USD	520.00	Jan 2025	25	2,500	$30,185	$(56,656)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	23	2,300	32,016	(1,664)
UBS	McDonald's Corp.	USD	320.00	Jan 2025	23	2,300	27,186	(1,664)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	23	2,300	27,186	(1,042)
UBS	McDonald's Corp.	USD	325.00	Jan 2025	23	2,300	22,931	(1,042)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	24	2,400	23,928	(712)
UBS	McDonald's Corp.	USD	330.00	Jan 2025	23	2,300	19,481	(682)
GSI	McKesson Corp.	USD	600.00	Jan 2025	21	2,100	62,517	(82,266)
GSI	McKesson Corp.	USD	620.00	Jan 2025	21	2,100	44,352	(52,364)
UBS	McKesson Corp.	USD	620.00	Jan 2025	50	5,000	103,600	(124,676)
GSI	McKesson Corp.	USD	640.00	Jan 2025	4	400	11,682	(5,662)
GSI	McKesson Corp.	USD	680.00	Jan 2025	4	400	6,429	(1,413)
BOA	Meta Platforms, Inc., Class A	USD	590.00	Jan 2025	13	1,300	42,356	(22,099)
BOA	Meta Platforms, Inc., Class A	USD	600.00	Jan 2025	37	3,700	133,985	(49,272)
WFB	Microsoft Corp.	USD	465.00	Jan 2025	25	2,500	27,019	(3,331)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	8	800	19,174	(3,501)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	6	600	14,961	(2,626)
CITI	Roper Technologies, Inc.	USD	580.00	Dec 2024	13	1,300	37,285	(5,690)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	8	800	13,840	(753)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	6	600	10,854	(564)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	13	1,300	26,122	(1,223)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	4	400	9,119	(376)
CITI	Roper Technologies, Inc.	USD	600.00	Dec 2024	7	700	16,366	(659)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	4	400	5,095	(110)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	7	700	9,246	(193)
CITI	Roper Technologies, Inc.	USD	620.00	Dec 2024	19	1,900	4,561	(525)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	4	400	3,207	(51)
CITI	Roper Technologies, Inc.	USD	640.00	Dec 2024	7	700	5,874	(89)
GSI	RTX Corp.	USD	115.00	Jan 2025	52	5,200	16,993	(45,595)
GSI	RTX Corp.	USD	120.00	Jan 2025	52	5,200	10,196	(26,186)
GSI	RTX Corp.	USD	125.00	Jan 2025	32	3,200	10,385	(7,713)
GSI	RTX Corp.	USD	130.00	Jan 2025	32	3,200	5,991	(3,112)
GSI	RTX Corp.	USD	130.00	Jan 2025	75	7,500	30,674	(7,293)
GSI	Teledyne Technologies, Inc.	USD	430.00	Dec 2024	1	100	1,192	(5,768)
GSI	Teledyne Technologies, Inc.	USD	440.00	Dec 2024	4	400	3,444	(19,188)
GSI	Teledyne Technologies, Inc.	USD	450.00	Dec 2024	1	100	558	(3,840)
GSI	Teledyne Technologies, Inc.	USD	460.00	Dec 2024	4	400	999	(11,657)
GSI	Teledyne Technologies, Inc.	USD	460.00	Mar 2025	7	700	9,947	(29,717)
JPM	Thermo Fisher Scientific, Inc.	USD	650.00	Jan 2025	21	2,100	75,906	(438)
JPM	Thermo Fisher Scientific, Inc.	USD	660.00	Jan 2025	13	1,300	19,207	(200)
JPM	Thermo Fisher Scientific, Inc.	USD	670.00	Jan 2025	13	1,300	15,504	(150)
CITI	UnitedHealth Group, Inc.	USD	580.00	Jan 2025	46	4,600	195,940	(196,952)
JPM	UnitedHealth Group, Inc.	USD	600.00	Jan 2025	58	5,800	184,720	(169,891)
UBS	Veralto Corp.	USD	110.00	Jan 2025	36	3,600	17,097	(7,782)
UBS	Veralto Corp.	USD	115.00	Jan 2025	36	3,600	12,150	(2,000)
UBS	Veralto Corp.	USD	115.00	Jan 2025	16	1,600	7,739	(889)
UBS	Veralto Corp.	USD	120.00	Jan 2025	16	1,600	4,691	(116)
UBS	Veralto Corp.	USD	120.00	Jan 2025	21	2,100	3,874	(152)
UBS	Veralto Corp.	USD	120.00	Jan 2025	41	4,100	8,497	(297)
GSI	Visa, Inc., Class A	USD	290.00	Jan 2025	37	3,700	28,302	(105,342)
GSI	Visa, Inc., Class A	USD	300.00	Jan 2025	38	3,800	12,029	(74,256)
GSI	Visa, Inc., Class A	USD	305.00	Jan 2025	29	2,900	32,248	(44,868)
GSI	Visa, Inc., Class A	USD	310.00	Jan 2025	29	2,900	27,898	(34,229)
GSI	Visa, Inc., Class A	USD	315.00	Jan 2025	30	3,000	24,660	(25,920)
CITI	Waste Connections, Inc.	USD	175.00	Dec 2024	18	1,800	6,928	(32,560)
CITI	Waste Connections, Inc.	USD	175.00	Dec 2024	9	900	3,547	(16,280)
CITI	Waste Connections, Inc.	USD	180.00	Dec 2024	18	1,800	4,060	(23,806)
CITI	Waste Connections, Inc.	USD	180.00	Dec 2024	9	900	2,327	(11,903)
CITI	Waste Connections, Inc.	USD	195.00	Dec 2024	13	1,300	3,661	(2,455)
CITI	Waste Connections, Inc.	USD	200.00	Dec 2024	13	1,300	1,883	(713)
CITI	Waste Connections, Inc.	USD	190.00	Mar 2025	31	3,100	12,958	(31,270)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	18	1,800	10,666	(5,112)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	7	700	3,992	(1,988)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	10	1,000	5,352	(2,840)
7

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)
Options on securities (continued)
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls (continued)
WFB	Yum! Brands, Inc.	USD	140.00	Jan 2025	26	2,600	$15,720	$(7,384)
JPM	Yum! Brands, Inc.	USD	145.00	Jan 2025	67	6,700	39,787	(6,599)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	54	5,400	24,271	(5,319)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	38	3,800	19,855	(3,743)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	17	1,700	9,215	(1,674)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	18	1,800	6,952	(1,773)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	7	700	2,579	(689)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	10	1,000	3,404	(985)
WFB	Yum! Brands, Inc.	USD	145.00	Jan 2025	26	2,600	10,293	(2,561)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	30	3,000	12,104	(712)
JPM	Yum! Brands, Inc.	USD	150.00	Jan 2025	5	500	2,852	(119)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	54	5,400	16,955	(1,282)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	38	3,800	13,939	(902)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	17	1,700	6,495	(404)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	18	1,800	4,247	(427)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	7	700	1,558	(166)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	10	1,000	2,015	(237)
WFB	Yum! Brands, Inc.	USD	150.00	Jan 2025	26	2,600	6,322	(617)
							$2,801,035	$(2,819,762)
Derivatives Currency Abbreviations
USD	U.S. Dollar
Derivatives Abbreviations
BARC	Barclays Bank PLC
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
UBS	UBS AG
WFB	Wells Fargo Bank, N.A.
Core Bond Fund
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 52.7%
U.S. Government – 24.4%
U.S. Treasury Bonds
1.125%, 05/15/2040	$1,610,000	$1,022,602
1.375%, 11/15/2040	16,336,000	10,666,259
1.750%, 08/15/2041	52,691,000	35,980,120
1.875%, 02/15/2041	44,264,000	31,245,889
2.000%, 11/15/2041	48,053,000	34,014,391
2.375%, 02/15/2042	16,698,000	12,513,716
3.000%, 02/15/2048 to 02/15/2049	36,688,000	28,463,628
3.125%, 05/15/2048	4,567,000	3,634,511
3.375%, 11/15/2048	18,911,000	15,701,301
4.125%, 08/15/2044	2,937,000	2,795,657
4.250%, 08/15/2054	32,117,000	31,409,422
4.625%, 11/15/2044 (A)	1,235,000	1,260,279
4.625%, 05/15/2054	3,239,000	3,367,042
U.S. Treasury Notes
0.375%, 09/30/2027	1,385,000	1,247,474
0.750%, 03/31/2026 to 01/31/2028	9,931,000	9,225,225
1.125%, 08/31/2028	9,646,000	8,650,503
1.250%, 04/30/2028 to 06/30/2028	49,544,000	45,007,787
1.375%, 10/31/2028	602,000	542,952
1.875%, 02/28/2027	12,824,000	12,198,830
2.375%, 05/15/2027	403,000	386,471
Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Notes (continued)
2.750%, 05/31/2029	$9,203,000	$8,693,959
2.875%, 05/15/2028 to 04/30/2029	54,829,000	52,430,244
3.500%, 09/30/2026 to 09/30/2029	699,000	683,658
3.625%, 03/31/2030	3,661,000	3,576,768
3.750%, 08/31/2031	175,000	171,042
4.125%, 01/31/2025 to 10/31/2031	64,867,000	64,957,469
4.250%, 11/30/2026 to 11/15/2034	25,519,000	25,618,323
		445,465,522
U.S. Government Agency – 28.3%
Federal Home Loan Mortgage Corp.
2.000%, 06/01/2040 to 12/01/2051	28,948,404	24,722,391
2.500%, 10/01/2032 (A)	23,747,414	22,533,113
2.500%, 03/01/2037 to 03/01/2052	12,711,312	11,111,959
3.000%, 09/01/2033 to 04/01/2047	27,179,079	24,465,706
3.105%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.621%), 02/01/2050 (B)	1,104,629	1,074,540
3.235%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.640%), 11/01/2048 (B)	799,895	804,822

8

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
3.962%, (30 day Average SOFR + 2.140%), 08/01/2052 (B)	$918,288	$878,003
4.000%, 03/01/2050	3,644,693	3,478,189
4.221%, (30 day Average SOFR + 2.305%), 05/01/2053 (B)	2,997,610	2,952,375
4.500%, 06/01/2039 to 07/01/2039	82,849	80,279
5.500%, 05/01/2054	2,025,814	2,023,515
6.000%, 09/01/2054 to 10/01/2054	30,873,034	31,573,325
6.500%, 10/01/2054	1,364,178	1,434,005
Federal National Mortgage Association
2.000%, 06/01/2040 to 03/01/2047	69,849,915	59,400,128
2.500%, 02/01/2035 to 03/01/2052	22,624,064	20,032,790
2.783%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.606%), 06/01/2050 (B)	787,776	744,918
3.000%, 11/01/2039 to 02/01/2055	112,043,075	100,510,294
3.500%, 05/01/2037 to 01/01/2044	9,575,459	8,982,574
3.944%, (30 day Average SOFR + 2.120%), 08/01/2052 (B)	382,014	366,260
4.000%, 01/01/2027 to 12/01/2048	12,117,072	11,740,605
4.068%, (1 Year Refinitiv USD IBOR Consumer Cash Fallback Rate + 1.603%), 03/01/2050 (B)	1,578,350	1,606,919
4.098%, (30 day Average SOFR + 2.120%), 07/01/2052 (B)	1,297,269	1,251,090
4.111%, (30 day Average SOFR + 2.120%), 09/01/2052 (B)	1,471,408	1,461,905
4.120%, (30 day Average SOFR + 2.133%), 10/01/2052 (B)	3,876,093	3,837,276
4.170%, (30 day Average SOFR + 2.128%), 11/01/2052 (B)	1,098,889	1,084,862
4.351%, 11/15/2030 (C)	6,077,000	4,697,787
4.357%, (30 day Average SOFR + 2.125%), 07/01/2052 (B)	1,632,279	1,607,042
4.500%, 06/01/2041 to 11/01/2048	3,691,412	3,637,686
4.600%, (30 day Average SOFR + 2.123%), 08/01/2052 (B)	1,392,094	1,368,830
4.602%, (30 day Average SOFR + 2.126%), 08/01/2052 (B)	1,847,119	1,829,056
4.647%, (30 day Average SOFR + 2.131%), 08/01/2052 (B)	1,582,848	1,569,348
5.500%, TBA (A)	30,600,000	30,556,970
5.500%, 12/01/2053 to 11/01/2054	43,190,319	43,241,360
6.000%, TBA (A)	2,700,000	2,732,484
6.000%, 12/01/2053 to 11/01/2054	18,036,802	18,629,809
6.500%, 12/01/2053 to 10/01/2054	7,657,197	8,050,093
Government National Mortgage Association
2.500%, 12/20/2037 to 06/20/2038	3,922,301	3,636,994
3.000%, 06/20/2043 to 10/20/2050	7,430,987	6,619,589
4.000%, 04/20/2048	247,481	234,305
4.500%, 02/20/2049	694,774	679,951
5.500%, TBA (A)	12,200,000	12,196,665
6.000%, TBA (A)	13,100,000	13,232,531
6.000%, 01/20/2053	5,808,724	5,969,785
6.500%, TBA (A)	16,600,000	16,877,532
		515,519,660
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $970,923,275)		$960,985,182
Core Bond Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.0%
Australia – 0.1%
Export Finance & Insurance Corp. 4.625%, 10/26/2027 (D)	$2,110,000	$2,132,477
Bermuda – 0.0%
Government of Bermuda 5.000%, 07/15/2032 (D)	218,000	211,678
Israel – 0.3%
State of Israel
3.875%, 07/03/2050	698,000	511,153
4.500%, 01/17/2033	1,956,000	1,835,706
5.500%, 03/12/2034	1,916,000	1,914,084
5.750%, 03/12/2054	498,000	476,418
		4,737,361
Mexico – 0.3%
Government of Mexico
2.659%, 05/24/2031	2,255,000	1,876,495
3.500%, 02/12/2034	3,211,000	2,633,665
4.600%, 01/23/2046 to 02/10/2048	1,968,000	1,500,391
4.750%, 03/08/2044	386,000	308,291
		6,318,842
Paraguay – 0.1%
Republic of Paraguay 5.400%, 03/30/2050 (D)	2,616,000	2,319,084
Poland – 0.1%
Bank Gospodarstwa Krajowego 6.250%, 07/09/2054 (D)	1,432,000	1,462,588
Uruguay – 0.1%
Oriental Republic of Uruguay 5.250%, 09/10/2060	976,000	929,152
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $18,152,603)		$18,111,182
CORPORATE BONDS – 23.8%
Communication services – 1.2%
AT&T, Inc.
3.500%, 06/01/2041 to 09/15/2053	1,516,000	1,133,976
3.550%, 09/15/2055	921,000	654,495
3.650%, 09/15/2059	582,000	411,707
3.800%, 12/01/2057	1,675,000	1,232,689
Charter Communications Operating LLC
3.500%, 06/01/2041 to 03/01/2042	1,882,000	1,335,270
3.900%, 06/01/2052	454,000	308,899
5.250%, 04/01/2053	762,000	645,200
5.500%, 04/01/2063	325,000	271,460
6.100%, 06/01/2029	1,642,000	1,689,375
6.550%, 06/01/2034	921,000	965,489
Comcast Corp.
2.987%, 11/01/2063	696,000	422,333
4.049%, 11/01/2052	600,000	481,607
5.650%, 06/01/2054	512,000	526,639
Meta Platforms, Inc.
4.550%, 08/15/2031	969,000	967,542
4.750%, 08/15/2034	1,615,000	1,614,569
5.400%, 08/15/2054	1,098,000	1,121,081
5.550%, 08/15/2064	1,744,000	1,800,614
Netflix, Inc.
4.900%, 08/15/2034	1,327,000	1,335,412
5.400%, 08/15/2054	1,068,000	1,092,226
Verizon Communications, Inc. 5.500%, 02/23/2054	1,129,000	1,141,834
WarnerMedia Holdings, Inc.
5.050%, 03/15/2042	1,184,000	1,000,345
5.141%, 03/15/2052	1,196,000	961,411
		21,114,173

9

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary – 1.2%
Ford Motor Credit Company LLC
2.900%, 02/10/2029	$4,692,000	$4,241,990
4.000%, 11/13/2030	1,039,000	951,475
General Motors Financial Company, Inc.
2.700%, 06/10/2031	2,376,000	2,048,307
5.450%, 09/06/2034 (E)	2,051,000	2,050,892
Hyundai Capital America
1.300%, 01/08/2026 (D)	508,000	488,671
4.550%, 09/26/2029 (D)	1,889,000	1,855,647
4.875%, 11/01/2027 (D)	1,664,000	1,664,953
5.600%, 03/30/2028 (D)	1,936,000	1,976,987
Lowe's Companies, Inc.
3.500%, 04/01/2051	761,000	546,969
4.250%, 04/01/2052	1,507,000	1,236,675
5.625%, 04/15/2053	302,000	305,750
5.750%, 07/01/2053	619,000	641,729
5.850%, 04/01/2063	310,000	318,828
McDonald's Corp. 6.300%, 03/01/2038	949,000	1,051,106
The Home Depot, Inc.
3.625%, 04/15/2052	605,000	464,785
4.750%, 06/25/2029	947,000	957,122
4.850%, 06/25/2031	629,000	636,199
5.300%, 06/25/2054	475,000	479,894
The Trustees of the University of Pennsylvania 3.610%, 02/15/2119	954,000	656,558
		22,574,537
Consumer staples – 1.4%
Anheuser-Busch Companies LLC 4.700%, 02/01/2036	3,297,000	3,228,782
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038	498,000	467,273
5.450%, 01/23/2039	633,000	656,813
5.800%, 01/23/2059	464,000	501,554
BAT Capital Corp.
4.390%, 08/15/2037	490,000	437,341
4.540%, 08/15/2047	1,781,000	1,478,458
6.000%, 02/20/2034	540,000	566,700
7.081%, 08/02/2053	474,000	543,020
Bunge, Ltd. Finance Corp.
1.630%, 08/17/2025	639,000	624,761
4.200%, 09/17/2029	1,302,000	1,276,667
4.650%, 09/17/2034	2,603,000	2,520,918
JBS USA LUX SA
3.000%, 05/15/2032	1,767,000	1,502,611
3.625%, 01/15/2032	1,093,000	974,011
3.750%, 12/01/2031	443,000	397,344
6.500%, 12/01/2052	650,000	688,625
7.250%, 11/15/2053	1,538,000	1,785,440
Philip Morris International, Inc.
4.875%, 02/15/2028	1,787,000	1,802,665
5.000%, 11/17/2025	1,314,000	1,319,682
5.250%, 09/07/2028	744,000	760,863
5.500%, 09/07/2030	871,000	901,580
5.750%, 11/17/2032	762,000	799,131
The Coca-Cola Company
4.650%, 08/14/2034	1,006,000	1,003,248
5.200%, 01/14/2055	1,300,000	1,305,389
Tyson Foods, Inc. 5.700%, 03/15/2034	936,000	966,272
		26,509,148
Energy – 1.3%
Devon Energy Corp.
5.200%, 09/15/2034	1,625,000	1,587,548
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Devon Energy Corp. (continued)
5.750%, 09/15/2054	$813,000	$783,596
Diamondback Energy, Inc.
5.150%, 01/30/2030	1,172,000	1,186,041
5.200%, 04/18/2027	627,000	635,049
5.400%, 04/18/2034	862,000	870,647
5.750%, 04/18/2054	629,000	626,863
5.900%, 04/18/2064	315,000	314,008
Enbridge, Inc.
5.625%, 04/05/2034	939,000	967,407
5.950%, 04/05/2054	313,000	327,125
6.000%, 11/15/2028	930,000	974,484
6.200%, 11/15/2030	930,000	992,213
Energy Transfer LP
5.250%, 07/01/2029	1,583,000	1,606,482
5.300%, 04/15/2047	633,000	585,730
5.600%, 09/01/2034	1,582,000	1,613,261
5.950%, 05/15/2054	1,442,000	1,455,320
6.050%, 09/01/2054	949,000	977,040
Enterprise Products Operating LLC
4.950%, 02/15/2035	1,289,000	1,281,581
5.550%, 02/16/2055	774,000	789,661
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/2034 (D)	1,000,383	869,851
2.625%, 03/31/2036 (D)	817,000	678,369
ONEOK, Inc.
5.050%, 11/01/2034	327,000	322,299
5.700%, 11/01/2054	1,818,000	1,808,898
5.850%, 11/01/2064	251,000	249,775
Petroleos Mexicanos
2.378%, 04/15/2025	43,750	42,860
2.460%, 12/15/2025	510,150	489,949
TotalEnergies Capital SA
5.275%, 09/10/2054	651,000	636,261
5.425%, 09/10/2064	325,000	319,081
5.488%, 04/05/2054	627,000	632,774
5.638%, 04/05/2064	313,000	317,102
		23,941,275
Financials – 8.2%
Antares Holdings LP 6.350%, 10/23/2029 (D)	1,059,000	1,057,141
Apollo Global Management, Inc. 5.800%, 05/21/2054	953,000	1,006,402
Ares Management Corp. 5.600%, 10/11/2054	947,000	940,000
Banco Bilbao Vizcaya Argentaria SA 6.033%, (6.033% to 3-13-34, then 1 Year CMT + 1.950%), 03/13/2035	1,200,000	1,223,886
Banco Santander SA
6.527%, (6.527% to 11-7-26, then 1 Year CMT + 1.650%), 11/07/2027	1,000,000	1,030,617
6.607%, 11/07/2028	1,000,000	1,064,071
Bank of America Corp.
1.734%, (1.734% to 7-22-26, then Overnight SOFR + 0.960%), 07/22/2027	4,250,000	4,044,668
3.419%, (3.419% to 12-20-27, then 3 month CME Term SOFR + 1.302%), 12/20/2028	4,342,000	4,172,878
5.518%, (5.518% to 10-25-34, then Overnight SOFR + 1.738%), 10/25/2035	2,186,000	2,196,026
BBVA Bancomer SA 5.250%, 09/10/2029 (D)	1,387,000	1,367,443

10

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BlackRock Funding, Inc. 4.900%, 01/08/2035	$1,294,000	$1,306,487
Blackstone Private Credit Fund 6.000%, 11/22/2034 (D)	779,000	776,470
Canadian Imperial Bank of Commerce 4.631%, (4.631% to 9-11-29, then Overnight SOFR + 1.335%), 09/11/2030	1,953,000	1,933,157
Capital One Financial Corp.
5.463%, (5.463% to 7-26-29, then Overnight SOFR + 1.560%), 07/26/2030	1,930,000	1,956,442
5.884%, (5.884% to 7-26-34, then Overnight SOFR + 1.990%), 07/26/2035	1,287,000	1,326,121
Citibank NA 4.838%, 08/06/2029	3,731,000	3,753,051
Citigroup, Inc.
4.542%, (4.542% to 9-19-29, then Overnight SOFR + 1.338%), 09/19/2030	2,604,000	2,564,157
5.827%, (5.827% to 2-13-34, then Overnight SOFR + 2.056%), 02/13/2035	689,000	702,943
6.174%, (6.174% to 5-25-33, then Overnight SOFR + 2.661%), 05/25/2034	624,000	653,199
Citizens Financial Group, Inc. 5.718%, (5.718% to 7-23-31, then Overnight SOFR + 1.910%), 07/23/2032	1,941,000	1,980,464
Deutsche Bank AG
3.742%, (3.742% to 1-7-32, then Overnight SOFR + 2.257%), 01/07/2033	1,663,000	1,434,009
5.403%, (5.403% to 9-11-34, then Overnight SOFR + 2.050%), 09/11/2035	1,323,000	1,289,754
5.414%, 05/10/2029	2,330,000	2,377,757
DNB Bank ASA 4.853%, (4.853% to 11-5-29, then Overnight SOFR + 1.050%), 11/05/2030 (D)	2,491,000	2,497,218
FS KKR Capital Corp. 6.125%, 01/15/2030	1,803,000	1,811,948
Goldman Sachs Bank USA
5.283%, (5.283% to 3-18-26, then Overnight SOFR + 0.777%), 03/18/2027	1,939,000	1,951,553
5.414%, (5.414% to 5-21-26, then Overnight SOFR + 0.750%), 05/21/2027	3,178,000	3,204,358
Golub Capital Private Credit Fund 5.800%, 09/12/2029 (D)	991,000	976,680
HSBC Holdings PLC
5.130%, (5.130% to 11-19-27, then Overnight SOFR + 1.040%), 11/19/2028	2,492,000	2,502,764
5.286%, (5.286% to 11-19-29, then Overnight SOFR + 1.290%), 11/19/2030	3,118,000	3,139,521
5.874%, (5.874% to 11-18-34, then Overnight SOFR + 1.900%), 11/18/2035	1,868,000	1,878,618
Huntington Bancshares, Inc. 5.272%, (5.272% to 1-15-30, then Overnight SOFR + 1.276%), 01/15/2031	1,560,000	1,577,851
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co.
4.505%, (4.505% to 10-22-27, then Overnight SOFR + 0.860%), 10/22/2028	$1,895,000	$1,883,994
4.603%, (4.603% to 10-22-29, then Overnight SOFR + 1.040%), 10/22/2030	2,526,000	2,503,749
4.946%, (4.946% to 10-22-34, then Overnight SOFR + 1.340%), 10/22/2035	1,263,000	1,252,683
4.979%, (4.979% to 7-22-27, then Overnight SOFR + 0.930%), 07/22/2028	821,000	826,330
5.294%, (5.294% to 7-22-34, then Overnight SOFR + 1.460%), 07/22/2035	969,000	980,741
5.571%, (5.571% to 4-22-27, then Overnight SOFR + 0.930%), 04/22/2028	1,896,000	1,931,619
Lloyds Banking Group PLC
5.087%, (5.087% to 11-26-27, then 1 Year CMT + 0.850%), 11/26/2028	3,119,000	3,133,973
5.590%, (5.590% to 11-26-34, then 1 Year CMT + 1.200%), 11/26/2035	1,644,000	1,667,303
Mastercard, Inc.
4.350%, 01/15/2032	2,278,000	2,238,221
4.550%, 01/15/2035	1,952,000	1,910,324
Morgan Stanley
4.654%, (4.654% to 10-18-29, then Overnight SOFR + 1.100%), 10/18/2030	2,804,000	2,779,153
5.042%, (5.042% to 7-19-29, then Overnight SOFR + 1.215%), 07/19/2030	2,907,000	2,928,157
5.164%, (5.164% to 4-20-28, then Overnight SOFR + 1.590%), 04/20/2029	1,672,000	1,689,926
5.320%, (5.320% to 7-19-34, then Overnight SOFR + 1.555%), 07/19/2035	1,262,000	1,280,372
5.449%, (5.449% to 7-20-28, then Overnight SOFR + 1.630%), 07/20/2029	1,228,000	1,254,556
5.466%, (5.466% to 1-18-34, then Overnight SOFR + 1.730%), 01/18/2035	1,125,000	1,148,996
5.831%, (5.831% to 4-19-34, then Overnight SOFR + 1.580%), 04/19/2035	4,428,000	4,643,553
Morgan Stanley Bank NA
4.952%, (4.952% to 1-14-27, then Overnight SOFR + 1.080%), 01/14/2028	3,361,000	3,375,752
4.968%, (4.968% to 7-14-27, then Overnight SOFR + 0.930%), 07/14/2028	2,366,000	2,378,798
Nordea Bank ABP 4.375%, 09/10/2029 (D)	2,952,000	2,911,397
Royal Bank of Canada
4.522%, (4.522% to 10-18-27, then SOFR Compounded Index + 0.860%), 10/18/2028	2,523,000	2,515,502
4.650%, (4.650% to 10-18-29, then SOFR Compounded Index + 1.080%), 10/18/2030	1,577,000	1,569,874

11

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Royal Bank of Canada (continued)
4.969%, (4.969% to 8-2-29, then Overnight SOFR + 1.100%), 08/02/2030	$2,263,000	$2,281,556
Santander Holdings USA, Inc.
5.353%, (5.353% to 9-6-29, then Overnight SOFR + 1.940%), 09/06/2030	2,277,000	2,272,969
6.342%, (6.342% to 5-31-34, then Overnight SOFR + 2.138%), 05/31/2035	2,433,000	2,509,924
Sumitomo Mitsui Trust Bank, Ltd.
4.500%, 09/10/2029 (D)	1,341,000	1,327,932
4.850%, 09/10/2034 (D)	1,025,000	1,015,175
Swedbank AB 4.998%, 11/20/2029 (D)	1,868,000	1,887,246
The Goldman Sachs Group, Inc.
4.692%, (4.692% to 10-23-29, then Overnight SOFR + 1.135%), 10/23/2030	1,898,000	1,882,128
5.016%, (5.016% to 10-23-34, then Overnight SOFR + 1.420%), 10/23/2035	2,803,000	2,770,171
5.049%, (5.049% to 7-23-29, then Overnight SOFR + 1.210%), 07/23/2030	2,585,000	2,598,727
5.330%, (5.330% to 7-23-34, then Overnight SOFR + 1.550%), 07/23/2035	1,939,000	1,958,061
The PNC Financial Services Group, Inc. 4.812%, (4.812% to 10-21-31, then Overnight SOFR + 1.259%), 10/21/2032	1,455,000	1,440,965
Truist Financial Corp. 5.711%, (5.711% to 1-24-34, then Overnight SOFR + 1.922%), 01/24/2035	650,000	670,592
UBS Group AG
3.091%, (3.091% to 5-14-31, then Overnight SOFR + 1.730%), 05/14/2032 (D)	1,028,000	912,190
4.194%, (4.194% to 4-1-30, then Overnight SOFR + 3.730%), 04/01/2031 (D)	1,013,000	972,183
4.282%, 01/09/2028 (D)	1,528,000	1,506,863
5.379%, (5.379% to 9-6-44, then 1 Year SOFR ICE Swap Rate + 1.860%), 09/06/2045 (D)	1,529,000	1,515,727
Wells Fargo & Company
4.897%, (4.897% to 7-25-32, then Overnight SOFR + 2.100%), 07/25/2033	3,470,000	3,430,532
5.198%, (5.198% to 1-23-29, then Overnight SOFR + 1.500%), 01/23/2030	6,320,000	6,407,851
5.574%, (5.574% to 7-25-28, then Overnight SOFR + 1.740%), 07/25/2029	618,000	633,563
5.707%, (5.707% to 4-22-27, then Overnight SOFR + 1.070%), 04/22/2028	3,778,000	3,853,695
6.303%, (6.303% to 10-23-28, then Overnight SOFR + 1.790%), 10/23/2029	630,000	662,574
		149,013,251
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care – 2.7%
AbbVie, Inc.
3.200%, 11/21/2029	$2,314,000	$2,169,408
4.050%, 11/21/2039	657,000	584,819
4.250%, 11/21/2049	1,658,000	1,429,061
4.500%, 05/14/2035	1,361,000	1,309,917
4.550%, 03/15/2035	1,548,000	1,498,177
4.800%, 03/15/2027 to 03/15/2029	3,138,000	3,163,315
4.950%, 03/15/2031	942,000	953,613
5.050%, 03/15/2034	1,569,000	1,588,937
Alcon Finance Corp.
2.600%, 05/27/2030 (D)	353,000	315,611
5.375%, 12/06/2032 (D)	1,779,000	1,822,745
Amgen, Inc.
5.600%, 03/02/2043	905,000	918,600
5.650%, 03/02/2053	1,478,000	1,507,557
Astrazeneca Finance LLC 5.000%, 02/26/2034	1,269,000	1,282,906
Becton, Dickinson & Company 5.081%, 06/07/2029	624,000	633,281
CommonSpirit Health 3.347%, 10/01/2029	582,000	546,813
Elevance Health, Inc.
4.750%, 02/15/2030	1,558,000	1,558,610
4.950%, 11/01/2031	1,246,000	1,247,360
5.150%, 06/15/2029	1,368,000	1,389,228
5.375%, 06/15/2034	1,872,000	1,908,002
5.700%, 02/15/2055	623,000	639,217
5.850%, 11/01/2064	312,000	321,213
Eli Lilly & Company
4.200%, 08/14/2029	1,972,000	1,954,525
4.600%, 08/14/2034	1,940,000	1,913,056
4.700%, 02/09/2034	1,246,000	1,234,576
5.100%, 02/09/2064	626,000	608,351
Gilead Sciences, Inc. 4.000%, 09/01/2036	634,000	576,142
Haleon US Capital LLC 3.625%, 03/24/2032	883,000	815,297
HCA, Inc.
3.625%, 03/15/2032	1,001,000	902,429
4.125%, 06/15/2029	3,324,000	3,208,806
5.250%, 06/15/2049	419,000	384,404
5.900%, 06/01/2053	1,746,000	1,743,664
Merck & Company, Inc. 2.350%, 06/24/2040	1,311,000	922,614
Pfizer Investment Enterprises Pte, Ltd.
4.750%, 05/19/2033	577,000	570,939
5.300%, 05/19/2053	2,587,000	2,557,383
5.340%, 05/19/2063	1,239,000	1,202,847
The Cigna Group 5.600%, 02/15/2054	1,060,000	1,063,051
UnitedHealth Group, Inc.
3.050%, 05/15/2041	291,000	220,746
4.600%, 04/15/2027	1,296,000	1,301,777
5.500%, 07/15/2044	329,000	336,832
5.750%, 07/15/2064	669,000	698,889
5.875%, 02/15/2053	586,000	625,540
		49,630,258
Industrials – 2.0%
Burlington Northern Santa Fe LLC
4.450%, 01/15/2053	248,000	220,098
5.200%, 04/15/2054	658,000	657,029
Caterpillar Financial Services Corp.
4.375%, 08/16/2029	1,293,000	1,287,437
4.450%, 10/16/2026	1,293,000	1,293,620
4.500%, 01/08/2027	682,000	684,226

12

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Caterpillar Financial Services Corp. (continued)
4.850%, 02/27/2029	$1,244,000	$1,261,466
5.000%, 05/14/2027	1,887,000	1,914,475
Crowley Conro LLC 4.181%, 08/15/2043	694,068	617,570
Delta Air Lines, Inc. 4.750%, 10/20/2028 (D)	2,042,000	2,028,235
Howmet Aerospace, Inc. 4.850%, 10/15/2031	840,000	835,775
John Deere Capital Corp.
4.150%, 09/15/2027	1,237,000	1,229,638
4.500%, 01/08/2027 to 01/16/2029	3,387,000	3,397,131
4.850%, 06/11/2029	1,257,000	1,276,131
4.900%, 06/11/2027	1,899,000	1,922,190
4.950%, 07/14/2028	492,000	500,609
5.050%, 06/12/2034	1,988,000	2,027,808
5.100%, 04/11/2034	1,568,000	1,605,955
5.150%, 09/08/2026	1,166,000	1,181,735
Lockheed Martin Corp.
4.800%, 08/15/2034	1,293,000	1,286,058
5.200%, 02/15/2064	904,000	890,123
Owens Corning 5.950%, 06/15/2054	318,000	336,041
Republic Services, Inc. 5.000%, 11/15/2029	1,267,000	1,285,618
RTX Corp. 6.400%, 03/15/2054	1,279,000	1,459,991
The Boeing Company
5.805%, 05/01/2050	1,105,000	1,056,548
6.528%, 05/01/2034 (D)	660,000	701,775
Uber Technologies, Inc.
4.800%, 09/15/2034	1,597,000	1,563,291
5.350%, 09/15/2054	749,000	730,615
Union Pacific Corp.
2.375%, 05/20/2031	590,000	517,470
2.800%, 02/14/2032	800,000	710,837
Waste Management, Inc. 4.950%, 03/15/2035	2,183,000	2,186,780
		36,666,275
Information technology – 2.3%
Accenture Capital, Inc.
3.900%, 10/04/2027	1,889,000	1,867,177
4.050%, 10/04/2029	1,575,000	1,547,381
4.250%, 10/04/2031	2,519,000	2,463,856
4.500%, 10/04/2034	1,386,000	1,347,621
Analog Devices, Inc. 5.300%, 04/01/2054	1,133,000	1,142,128
Apple, Inc.
2.375%, 02/08/2041	451,000	325,393
2.650%, 05/11/2050 to 02/08/2051	871,000	571,427
3.950%, 08/08/2052	1,187,000	998,466
Broadcom, Inc.
2.450%, 02/15/2031 (D)	970,000	846,034
3.150%, 11/15/2025	727,000	716,148
4.150%, 02/15/2028	1,559,000	1,537,149
4.550%, 02/15/2032	1,573,000	1,539,566
4.800%, 10/15/2034	2,202,000	2,153,773
4.926%, 05/15/2037 (D)	886,000	859,799
5.050%, 07/12/2029	2,263,000	2,288,483
5.150%, 11/15/2031	1,939,000	1,969,411
Cadence Design Systems, Inc.
4.200%, 09/10/2027	1,172,000	1,164,737
4.300%, 09/10/2029	3,255,000	3,216,331
4.700%, 09/10/2034	2,279,000	2,237,621
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Intel Corp.
2.800%, 08/12/2041	$533,000	$360,171
5.600%, 02/21/2054	625,000	592,542
5.625%, 02/10/2043	355,000	344,589
5.700%, 02/10/2053	1,236,000	1,179,878
5.900%, 02/10/2063	864,000	840,358
Intuit, Inc. 5.500%, 09/15/2053	1,232,000	1,264,102
KLA Corp.
3.300%, 03/01/2050	508,000	371,328
4.700%, 02/01/2034	1,253,000	1,242,977
Micron Technology, Inc. 5.375%, 04/15/2028	3,106,000	3,164,714
Oracle Corp.
4.000%, 07/15/2046	1,076,000	865,485
5.375%, 09/27/2054	647,000	628,502
5.500%, 09/27/2064	647,000	626,798
Texas Instruments, Inc.
5.000%, 03/14/2053	1,364,000	1,321,588
5.150%, 02/08/2054	626,000	621,389
		42,216,922
Materials – 0.2%
ArcelorMittal SA 6.350%, 06/17/2054	1,085,000	1,124,101
Glencore Funding LLC 5.634%, 04/04/2034 (D)	1,041,000	1,068,582
LYB International Finance III LLC
3.625%, 04/01/2051	213,000	152,028
4.200%, 05/01/2050	334,000	264,376
Newmont Corp. 5.350%, 03/15/2034	923,000	939,745
		3,548,832
Real estate – 1.3%
Agree LP
2.000%, 06/15/2028	967,000	878,110
2.600%, 06/15/2033	264,000	217,315
4.800%, 10/01/2032	582,000	567,989
American Homes 4 Rent LP
3.625%, 04/15/2032	1,068,000	971,594
4.300%, 04/15/2052	479,000	392,891
5.500%, 07/15/2034	943,000	956,311
Brixmor Operating Partnership LP 2.500%, 08/16/2031	1,022,000	873,189
Crown Castle, Inc.
2.100%, 04/01/2031	1,050,000	882,547
2.900%, 04/01/2041	566,000	412,632
5.200%, 09/01/2034	1,289,000	1,280,966
5.800%, 03/01/2034	1,918,000	1,993,062
ERP Operating LP 4.650%, 09/15/2034	847,000	823,323
Essex Portfolio LP
2.550%, 06/15/2031	551,000	476,342
5.500%, 04/01/2034	650,000	663,821
Invitation Homes Operating Partnership LP
2.000%, 08/15/2031	184,000	152,185
4.150%, 04/15/2032	1,063,000	995,254
4.875%, 02/01/2035	944,000	918,482
Kimco Realty OP LLC 4.850%, 03/01/2035	846,000	826,603
Realty Income Corp.
2.100%, 03/15/2028	599,000	552,405
2.850%, 12/15/2032	773,000	666,314
3.400%, 01/15/2030	640,000	600,078
4.900%, 07/15/2033	920,000	909,541
5.125%, 02/15/2034	936,000	940,957

13

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Real estate (continued)
Regency Centers LP
2.950%, 09/15/2029	$1,463,000	$1,355,724
5.250%, 01/15/2034	1,254,000	1,272,264
STORE Capital Corp.
2.700%, 12/01/2031	372,000	310,426
2.750%, 11/18/2030	945,000	819,079
4.500%, 03/15/2028	614,000	598,541
Sun Communities Operating LP 4.200%, 04/15/2032	1,388,000	1,291,175
		23,599,120
Utilities – 2.0%
American Transmission Systems, Inc. 2.650%, 01/15/2032 (D)	386,000	333,918
Baltimore Gas and Electric Company 2.250%, 06/15/2031	827,000	712,926
CenterPoint Energy Houston Electric LLC 3.600%, 03/01/2052	611,000	464,359
Chile Electricity Lux Mpc II Sarl 5.580%, 10/20/2035 (D)	775,000	762,988
Consolidated Edison Company of New York, Inc.
3.200%, 12/01/2051	185,000	128,573
5.375%, 05/15/2034	953,000	989,398
5.500%, 03/15/2034 to 03/15/2055	2,703,000	2,795,434
5.700%, 05/15/2054	634,000	668,799
Consumers Energy Company 4.700%, 01/15/2030	965,000	970,352
DTE Electric Company
2.950%, 03/01/2050	966,000	660,670
3.650%, 03/01/2052	442,000	342,356
DTE Energy Company 5.850%, 06/01/2034	888,000	933,460
Duke Energy Carolinas LLC
2.550%, 04/15/2031	378,000	332,612
2.850%, 03/15/2032	1,028,000	908,613
3.550%, 03/15/2052	748,000	559,533
5.350%, 01/15/2053	1,240,000	1,246,741
Duke Energy Corp. 3.500%, 06/15/2051	513,000	366,989
Duke Energy Florida LLC 2.400%, 12/15/2031	825,000	707,396
Duke Energy Progress LLC
2.500%, 08/15/2050	835,000	515,863
3.700%, 10/15/2046	190,000	149,082
Entergy Arkansas LLC
2.650%, 06/15/2051	745,000	466,047
5.150%, 01/15/2033	1,241,000	1,268,107
Eversource Energy 5.850%, 04/15/2031	1,259,000	1,312,420
FirstEnergy Pennsylvania Electric Company
3.250%, 03/15/2028 (D)	806,000	769,293
4.300%, 01/15/2029 (D)	973,000	955,097
5.150%, 03/30/2026 (D)	621,000	621,887
5.200%, 04/01/2028 (D)	637,000	647,159
Jersey Central Power & Light Company 2.750%, 03/01/2032 (D)	909,000	787,260
MidAmerican Energy Company 2.700%, 08/01/2052	717,000	459,396
Mississippi Power Company
3.100%, 07/30/2051	992,000	684,090
4.250%, 03/15/2042	421,000	364,930
Northern States Power Company 5.400%, 03/15/2054	501,000	514,252
Core Bond Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
NSTAR Electric Company 5.400%, 06/01/2034	$955,000	$986,107
Oncor Electric Delivery Company LLC 5.550%, 06/15/2054 (D)	458,000	471,810
Pacific Gas & Electric Company
3.500%, 08/01/2050	314,000	225,874
3.950%, 12/01/2047	1,885,000	1,456,043
4.200%, 06/01/2041	481,000	403,033
4.750%, 02/15/2044	278,000	243,732
4.950%, 07/01/2050	1,675,000	1,501,000
PECO Energy Company 2.850%, 09/15/2051	998,000	659,979
PPL Capital Funding, Inc. 5.250%, 09/01/2034	1,263,000	1,277,176
Public Service Company of Oklahoma 3.150%, 08/15/2051	560,000	377,109
Public Service Electric & Gas Company
1.900%, 08/15/2031	1,422,000	1,193,428
2.050%, 08/01/2050	230,000	130,966
2.700%, 05/01/2050	387,000	252,034
Public Service Enterprise Group, Inc. 5.450%, 04/01/2034	1,065,000	1,087,415
Sempra 6.550%, (6.550% to 4-1-35, then 5 Year CMT + 2.138%), 04/01/2055	624,000	625,654
Southern California Edison Company 4.125%, 03/01/2048	623,000	514,731
Virginia Electric & Power Company
2.950%, 11/15/2051	827,000	548,618
5.050%, 08/15/2034	646,000	648,872
		36,003,581
TOTAL CORPORATE BONDS (Cost $435,816,194)		$434,817,372
MUNICIPAL BONDS – 0.2%
Board of Regents of the University of Texas System 2.439%, 08/15/2049	600,000	382,495
County of Clark Department of Aviation (Nevada) 6.820%, 07/01/2045	1,115,000	1,298,861
North Texas Tollway Authority 6.718%, 01/01/2049	459,000	535,346
Ohio State University 4.800%, 06/01/2111	600,000	555,493
Port Authority of New York & New Jersey 4.458%, 10/01/2062	1,010,000	911,061
TOTAL MUNICIPAL BONDS (Cost $4,182,710)		$3,683,256
COLLATERALIZED MORTGAGE OBLIGATIONS – 17.5%
Commercial and residential – 1.3%
Angel Oak Mortgage Trust LLC
Series 2020-2, Class A1A, 2.531%, 01/26/2065 (D)(F)	187,174	173,311
Series 2020-5, Class A1, 1.373%, 05/25/2065 (D)(F)	149,169	140,612
Series 2021-6, Class A1, 1.458%, 09/25/2066 (D)(F)	730,097	608,751
BBCMS Mortgage Trust Series 2018-C2, Class ASB 4.236%, 12/15/2051	277,750	273,943
BMO Mortgage Trust Series 2024-5C4, Class A3 6.526%, 05/15/2057 (F)	1,312,000	1,389,229

14

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Bunker Hill Loan Depositary Trust Series 2019-2, Class A1 2.879%, 07/25/2049 (D)	$436,791	$422,186
BX Commercial Mortgage Trust Series 2021-VOLT, Class A (1 month CME Term SOFR + 0.814%) 5.424%, 09/15/2036 (B)(D)	4,003,000	3,996,774
CFCRE Commercial Mortgage Trust Series 2017-C8, Class ASB 3.367%, 06/15/2050	239,737	236,017
COLT Mortgage Loan Trust
Series 2021-2, Class A1, 0.924%, 08/25/2066 (D)(F)	960,332	787,432
Series 2021-4, Class A1, 1.397%, 10/25/2066 (D)(F)	1,003,013	842,876
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG) Series 2015-LC23, Class A3 3.521%, 10/10/2048	622,767	614,025
GS Mortgage Securities Trust
Series 2015-GC32, Class A3, 3.498%, 07/10/2048	597,789	592,831
Series 2020-GSA2, Class A4, 1.721%, 12/12/2053	1,786,000	1,506,520
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust Series 2010-1, Class A1 5.314%, 01/25/2051 (D)	307,172	304,734
JPMBB Commercial Mortgage Securities Trust Series 2015-C30, Class A5 3.822%, 07/15/2048	981,000	963,011
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP4, Class A3 3.393%, 12/15/2049	346,000	336,140
MFA Trust Series 2021-NQM2, Class A1 1.029%, 11/25/2064 (D)(F)	376,039	330,002
Morgan Stanley Capital I Trust Series 2020-HR8, Class A3 1.790%, 07/15/2053	666,268	570,360
New Residential Mortgage Loan Trust Series 2019-NQM4, Class A1 2.492%, 09/25/2059 (D)(F)	296,485	278,332
Starwood Mortgage Residential Trust
Series 2020-1, Class A1, 2.275%, 02/25/2050 (D)(F)	107,195	102,180
Series 2020-3, Class A1, 1.486%, 04/25/2065 (D)(F)	364,124	351,809
Series 2020-INV1, Class A1, 1.027%, 11/25/2055 (D)(F)	318,099	300,555
Series 2021-1, Class A1, 1.219%, 05/25/2065 (D)(F)	495,936	460,313
Series 2021-4, Class A1, 1.162%, 08/25/2056 (D)(F)	867,519	770,506
Verus Securitization Trust
Series 2019-INV3, Class A1, 3.692%, 11/25/2059 (D)(F)	273,420	269,376
Series 2021-1, Class A1, 0.815%, 01/25/2066 (D)(F)	648,890	578,058
Series 2021-3, Class A1, 1.046%, 06/25/2066 (D)(F)	671,955	571,406
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and residential (continued)
Verus Securitization Trust (continued)
Series 2021-4, Class A1, 0.938%, 07/25/2066 (D)(F)	$830,290	$698,850
Series 2021-5, Class A1, 1.013%, 09/25/2066 (D)(F)	2,130,405	1,782,462
Series 2021-7, Class A1 (1.829% to 11-1-25, then 2.829% thereafter), 1.829%, 10/25/2066 (D)(F)	869,084	772,713
Series 2021-8, Class A1, 1.824%, 11/25/2066 (D)(F)	863,565	775,742
Series 2021-R1, Class A1, 0.820%, 10/25/2063 (D)(F)	434,031	408,581
Series 2021-R3, Class A1, 1.020%, 04/25/2064 (D)(F)	361,300	334,180
Visio Trust Series 2020-1R, Class A1 1.312%, 11/25/2055 (D)	336,517	319,346
		22,863,163
U.S. Government Agency – 16.2%
Federal Home Loan Mortgage Corp.
Series 264, Class 30, 3.000%, 07/15/2042	1,414,950	1,291,483
Series 271, Class F5 (30 day Average SOFR + 0.614%), 5.420%, 08/15/2042 (B)	535,698	528,106
Series 272, Class F1 (30 day Average SOFR + 0.614%), 5.420%, 08/15/2042 (B)	837,381	825,550
Series 280, Class F1 (30 day Average SOFR + 0.614%), 5.420%, 09/15/2042 (B)	861,346	849,118
Series 326, Class F2 (30 day Average SOFR + 0.664%), 5.470%, 03/15/2044 (B)	697,077	689,541
Series 3693, Class FC (30 day Average SOFR + 0.614%), 5.420%, 07/15/2040 (B)	467,188	462,129
Series 3919, Class FA (30 day Average SOFR + 0.614%), 5.420%, 09/15/2041 (B)	441,066	435,961
Series 3951, Class FN (30 day Average SOFR + 0.564%), 5.370%, 11/15/2041 (B)	337,779	333,301
Series 3958, Class AF (30 day Average SOFR + 0.564%), 5.370%, 11/15/2041 (B)	418,167	412,639
Series 3975, Class CF (30 day Average SOFR + 0.604%), 5.410%, 12/15/2041 (B)	336,552	332,777
Series 3975, Class FA (30 day Average SOFR + 0.604%), 5.410%, 12/15/2041 (B)	402,973	398,563
Series 3990, Class FG (30 day Average SOFR + 0.564%), 5.370%, 01/15/2042 (B)	495,712	489,370
Series 4047, Class CX, 3.500%, 05/15/2042	1,877,000	1,729,967
Series 4059, Class FP (30 day Average SOFR + 0.564%), 5.370%, 06/15/2042 (B)	550,880	543,038
Series 4091, Class BX, 3.250%, 10/15/2041	905,076	837,125
Series 4091, Class EX, 3.375%, 07/15/2042	584,419	541,568

15

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4091, Class FN (30 day Average SOFR + 0.514%), 5.320%, 08/15/2042 (B)	$543,162	$533,954
Series 4091, Class MX, 3.250%, 02/15/2042	700,926	645,245
Series 4117, Class HB, 2.500%, 10/15/2042	646,000	562,678
Series 4122, Class FP (30 day Average SOFR + 0.514%), 5.320%, 10/15/2042 (B)	608,523	598,025
Series 4160, Class HP, 2.500%, 01/15/2033	647,510	613,597
Series 4184, Class FN (30 day Average SOFR + 0.464%), 5.270%, 03/15/2043 (B)	317,750	311,600
Series 4205, Class PA, 1.750%, 05/15/2043	703,550	596,861
Series 4240, Class FA (30 day Average SOFR + 0.614%), 5.420%, 08/15/2043 (B)	1,542,181	1,517,962
Series 4281, Class FA (30 day Average SOFR + 0.514%), 5.320%, 12/15/2043 (B)	256,577	253,968
Series 4286, Class VF (30 day Average SOFR + 0.564%), 5.370%, 12/15/2043 (B)	1,251,616	1,231,756
Series 4303, Class FA (30 day Average SOFR + 0.464%), 5.270%, 02/15/2044 (B)	449,266	440,900
Series 4427, Class CE, 3.000%, 02/15/2034	191,817	188,094
Series 4446, Class CP, 2.250%, 03/15/2045	710,062	620,761
Series 4527, Class GA, 3.000%, 02/15/2044	1,131,913	1,073,885
Series 4533, Class AB, 3.000%, 06/15/2044	1,716,062	1,627,652
Series 4544, Class P, 2.500%, 01/15/2046	3,685,235	3,191,304
Series 4582, Class HA, 3.000%, 09/15/2045	2,885,437	2,703,143
Series 4587, Class AF (30 day Average SOFR + 0.464%), 5.270%, 06/15/2046 (B)	863,454	853,730
Series 4604, Class FB (30 day Average SOFR + 0.514%), 5.320%, 08/15/2046 (B)	1,541,303	1,517,713
Series 4611, Class BF (30 day Average SOFR + 0.514%), 5.320%, 06/15/2041 (B)	5,821,340	5,732,196
Series 4620, Class LF (30 day Average SOFR + 0.514%), 5.320%, 10/15/2046 (B)	844,324	833,216
Series 4628, Class KF (30 day Average SOFR + 0.614%), 5.420%, 01/15/2055 (B)	871,516	854,007
Series 4709, Class FA (30 day Average SOFR + 0.414%), 5.220%, 08/15/2047 (B)	616,445	604,600
Series 4719, Class LA, 3.500%, 09/15/2047	834,289	766,178
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 4719, Class LM, 3.000%, 09/15/2047	$609,874	$540,435
Series 4742, Class PA, 3.000%, 10/15/2047	966,601	874,162
Series 4753, Class BD, 3.000%, 01/15/2048	675,000	597,200
Series 4826, Class KF (30 day Average SOFR + 0.414%), 5.220%, 09/15/2048 (B)	494,155	481,888
Series 4854, Class FB (30 day Average SOFR + 0.414%), 5.220%, 01/15/2049 (B)	1,606,363	1,578,182
Series 4857, Class JA, 3.350%, 01/15/2049	2,499,386	2,363,209
Series 4880, Class DA, 3.000%, 05/15/2050	1,495,632	1,358,225
Series 4903, Class NF (30 day Average SOFR + 0.514%), 5.249%, 08/25/2049 (B)	512,877	503,058
Series 4927, Class BG, 3.000%, 11/25/2049	1,134,426	1,035,064
Series 4937, Class MD, 2.500%, 10/25/2049	1,132,476	995,642
Series 4940, Class AG, 3.000%, 05/15/2040	711,412	665,508
Series 4941, Class GA, 2.000%, 12/15/2047	649,106	541,200
Series 4954, Class LB, 2.500%, 02/25/2050	520,563	453,318
Series 4957, Class MY, 3.000%, 02/25/2050	712,000	589,340
Series 4979, Class UC, 1.500%, 06/25/2050	2,108,861	1,658,817
Series 4988, Class KF (30 day Average SOFR + 0.464%), 5.199%, 07/25/2050 (B)	882,636	868,382
Series 4993, Class KF (30 day Average SOFR + 0.564%), 5.299%, 07/25/2050 (B)	4,534,479	4,412,604
Series 5004, Class FM (30 day Average SOFR + 0.464%), 5.199%, 08/25/2050 (B)	923,726	892,173
Series 5020, Class ET, 3.500%, 10/25/2050	966,489	878,212
Series 5058, Class BC, 5.000%, 11/25/2050	683,754	673,731
Series 5091, Class AB, 1.500%, 03/25/2051	2,043,993	1,643,298
Series 5092, Class HE, 2.000%, 02/25/2051	1,130,396	925,529
Series 5116, Class PB, 2.250%, 02/25/2051	1,196,938	1,041,224
Series 5118, Class CA, 1.500%, 10/15/2033	1,095,000	986,549
Series 5119, Class AB, 1.500%, 08/25/2049	532,402	421,425
Series 5119, Class QF (30 day Average SOFR + 0.200%), 4.934%, 06/25/2051 (B)	1,346,028	1,273,693
Series 5143, Class GA, 2.000%, 06/25/2049	687,208	562,109

16

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series 5178, Class TP, 2.500%, 04/25/2049	$1,315,421	$1,151,341
Series 5182, Class M, 2.500%, 05/25/2049	774,726	690,026
Series 5184, Class AB, 2.500%, 05/25/2048	705,713	637,260
Series 5201, Class CA, 2.500%, 07/25/2048	1,088,255	982,984
Series 5202, Class BH, 2.000%, 12/25/2047	701,326	637,455
Series 5202, Class KA, 2.500%, 06/25/2049	1,042,770	921,134
Series 5202, Class LA, 2.500%, 05/25/2049	1,227,424	1,072,299
Series 5202, Class MB, 3.000%, 11/25/2048	1,791,319	1,623,824
Series 5202, Class TA, 2.500%, 12/25/2048	2,039,267	1,853,710
Series 5206, Class CA, 3.000%, 02/25/2047	806,795	733,074
Series 5206, Class CD, 3.500%, 05/25/2049	1,377,626	1,272,287
Series 5207, Class PA, 3.000%, 06/25/2051	1,543,348	1,367,452
Series 5209, Class EA, 3.000%, 08/25/2050	1,132,236	1,030,427
Series 5209, Class EJ, 3.000%, 08/25/2050	1,132,236	1,030,427
Series 5210, Class DC, 3.000%, 09/25/2051	1,066,098	982,926
Series 5220, Class QK, 3.500%, 09/25/2050	2,237,917	2,114,384
Series 5228, Class TN, 3.500%, 07/25/2039	747,052	709,653
Series 5335, Class FB (30 day Average SOFR + 0.814%), 5.620%, 10/15/2039 (B)	2,066,014	2,065,370
Series 5338, Class FH (30 day Average SOFR + 0.414%), 5.220%, 04/15/2045 (B)	1,839,882	1,797,051
Series 5386, Class DM, 2.000%, 03/25/2044	1,252,000	903,498
Series 5396, Class HF (30 day Average SOFR + 0.950%), 5.684%, 04/25/2054 (B)	2,654,574	2,667,991
Series 5399, Class FB (30 day Average SOFR + 0.900%), 5.634%, 04/25/2054 (B)	1,525,011	1,523,663
Series 5410, Class JY, 3.000%, 03/15/2044	1,107,000	948,749
Series 5451, Class FD (30 day Average SOFR + 0.514%), 5.320%, 01/15/2044 (B)	885,847	870,627
Series 5452, Class KY, 3.000%, 03/15/2044	1,168,000	1,011,247
Federal National Mortgage Association
Series 1998-61, Class PL, 6.000%, 11/25/2028	59,906	60,562
Series 2010-107, Class FB (30 day Average SOFR + 0.524%), 5.259%, 09/25/2040 (B)	437,896	431,761
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2011-111, Class DB, 4.000%, 11/25/2041	$870,158	$833,996
Series 2011-117, Class AF (30 day Average SOFR + 0.564%), 5.299%, 11/25/2041 (B)	389,863	384,615
Series 2011-117, Class FA (30 day Average SOFR + 0.564%), 5.299%, 11/25/2041 (B)	896,970	885,146
Series 2011-127, Class FC (30 day Average SOFR + 0.564%), 5.299%, 12/25/2041 (B)	414,919	409,048
Series 2011-142, Class EF (30 day Average SOFR + 0.614%), 5.349%, 01/25/2042 (B)	470,589	465,216
Series 2011-55, Class FH (30 day Average SOFR + 0.554%), 5.289%, 06/25/2041 (B)	321,835	317,801
Series 2012-106, Class FA (30 day Average SOFR + 0.454%), 5.189%, 10/25/2042 (B)	379,905	373,553
Series 2012-12, Class FA (30 day Average SOFR + 0.614%), 5.349%, 02/25/2042 (B)	411,797	406,993
Series 2012-133, Class JF (30 day Average SOFR + 0.464%), 5.199%, 12/25/2042 (B)	692,216	677,553
Series 2012-151, Class NX, 1.500%, 01/25/2043	635,910	537,784
Series 2012-35, Class FL (30 day Average SOFR + 0.614%), 5.349%, 04/25/2042 (B)	336,973	332,939
Series 2012-47, Class JF (30 day Average SOFR + 0.614%), 5.349%, 05/25/2042 (B)	550,566	544,051
Series 2012-9, Class FA (30 day Average SOFR + 0.614%), 5.349%, 02/25/2042 (B)	316,805	313,010
Series 2012-9, Class WF (30 day Average SOFR + 0.614%), 5.349%, 02/25/2042 (B)	322,142	318,365
Series 2013-11, Class AP, 1.500%, 01/25/2043	2,178,403	1,977,032
Series 2013-15, Class FA (30 day Average SOFR + 0.464%), 5.199%, 03/25/2043 (B)	831,489	813,906
Series 2013-43, Class BP, 1.750%, 05/25/2043	876,143	744,518
Series 2013-49, Class AP, 1.750%, 05/25/2043	460,889	384,137
Series 2014-17, Class DY, 3.500%, 04/25/2044	1,170,000	1,061,661
Series 2014-25, Class EL, 3.000%, 05/25/2044	806,838	736,698
Series 2014-74, Class FC (30 day Average SOFR + 0.514%), 5.249%, 11/25/2044 (B)	447,742	439,692
Series 2015-26, Class GF (30 day Average SOFR + 0.414%), 5.149%, 05/25/2045 (B)	1,220,043	1,192,164
Series 2015-32, Class FA (30 day Average SOFR + 0.414%), 5.149%, 05/25/2045 (B)	756,435	737,425

17

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2015-48, Class FB (30 day Average SOFR + 0.414%), 5.149%, 07/25/2045 (B)	$911,666	$889,196
Series 2015-72, Class GL, 3.000%, 10/25/2045	562,000	484,109
Series 2015-8, Class AP, 2.000%, 03/25/2045	1,468,388	1,298,095
Series 2015-84, Class PA, 1.700%, 08/25/2033	1,091,727	1,014,314
Series 2016-11, Class CF (30 day Average SOFR + 0.464%), 5.199%, 03/25/2046 (B)	432,345	425,150
Series 2016-11, Class FG (30 day Average SOFR + 0.464%), 5.199%, 03/25/2046 (B)	586,089	577,173
Series 2016-19, Class FD (30 day Average SOFR + 0.514%), 5.249%, 04/25/2046 (B)	2,732,626	2,699,536
Series 2016-22, Class FA (30 day Average SOFR + 0.514%), 5.249%, 04/25/2046 (B)	1,120,222	1,102,861
Series 2016-22, Class FG (30 day Average SOFR + 0.514%), 5.249%, 04/25/2046 (B)	960,592	945,333
Series 2016-3, Class PL, 2.500%, 02/25/2046	5,895,847	5,018,418
Series 2016-48, Class MA, 2.000%, 06/25/2038	2,365,966	2,180,032
Series 2016-57, Class PC, 1.750%, 06/25/2046	5,140,425	4,332,070
Series 2016-61, Class BF (30 day Average SOFR + 0.514%), 5.249%, 09/25/2046 (B)	273,020	270,866
Series 2016-64, Class BC, 1.750%, 09/25/2046	1,079,056	986,575
Series 2016-69, Class BF (30 day Average SOFR + 0.514%), 5.249%, 10/25/2046 (B)	902,959	891,044
Series 2016-75, Class FE (30 day Average SOFR + 0.514%), 5.249%, 10/25/2046 (B)	698,211	689,457
Series 2016-78, Class FA (30 day Average SOFR + 0.514%), 5.249%, 03/25/2044 (B)	455,790	449,023
Series 2016-79, Class FH (30 day Average SOFR + 0.514%), 5.249%, 11/25/2046 (B)	700,421	691,553
Series 2016-82, Class FE (30 day Average SOFR + 0.514%), 5.249%, 11/25/2046 (B)	1,572,093	1,553,622
Series 2016-82, Class FH (30 day Average SOFR + 0.514%), 5.249%, 11/25/2046 (B)	1,432,506	1,411,166
Series 2016-84, Class FB (30 day Average SOFR + 0.514%), 5.249%, 11/25/2046 (B)	682,269	671,790
Series 2016-86, Class FE (30 day Average SOFR + 0.514%), 5.249%, 11/25/2046 (B)	1,752,283	1,724,993
Series 2016-88, Class CF (30 day Average SOFR + 0.564%), 5.299%, 12/25/2046 (B)	1,210,755	1,195,650
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2016-91, Class AF (30 day Average SOFR + 0.514%), 5.249%, 12/25/2046 (B)	$650,924	$643,696
Series 2017-11, Class FA (30 day Average SOFR + 0.514%), 5.249%, 03/25/2047 (B)	287,988	284,911
Series 2017-113, Class FB (30 day Average SOFR + 0.364%), 5.099%, 01/25/2048 (B)	287,719	283,267
Series 2017-12, Class FD (30 day Average SOFR + 0.514%), 5.249%, 03/25/2047 (B)	737,563	727,852
Series 2017-13, Class PA, 3.000%, 08/25/2046	653,595	602,033
Series 2017-23, Class FA (30 day Average SOFR + 0.514%), 5.249%, 04/25/2047 (B)	771,720	760,611
Series 2017-24, Class PG, 2.625%, 04/25/2047	2,507,761	2,175,006
Series 2017-26, Class FA (30 day Average SOFR + 0.464%), 5.199%, 04/25/2047 (B)	1,879,050	1,853,826
Series 2017-35, Class MC, 2.625%, 12/25/2044	617,188	591,567
Series 2017-82, Class FE (30 day Average SOFR + 0.364%), 5.099%, 10/25/2047 (B)	712,148	703,821
Series 2017-9, Class BF (30 day Average SOFR + 0.514%), 5.249%, 03/25/2047 (B)	822,527	811,848
Series 2017-9, Class DF (30 day Average SOFR + 0.514%), 5.249%, 03/25/2047 (B)	604,556	596,755
Series 2017-9, Class EF (30 day Average SOFR + 0.514%), 5.249%, 03/25/2047 (B)	307,187	304,124
Series 2017-96, Class FB (30 day Average SOFR + 0.414%), 5.149%, 12/25/2047 (B)	1,101,662	1,081,936
Series 2018-1, Class FA (30 day Average SOFR + 0.364%), 5.099%, 02/25/2048 (B)	356,558	350,080
Series 2018-14, Class KC, 3.000%, 03/25/2048	958,152	904,465
Series 2018-36, Class FD (30 day Average SOFR + 0.364%), 5.099%, 06/25/2048 (B)	1,538,292	1,514,684
Series 2018-38, Class MA, 3.300%, 06/25/2048	1,283,102	1,206,624
Series 2018-45, Class TM, 3.000%, 06/25/2048	963,216	865,147
Series 2018-55, Class GA, 3.375%, 08/25/2048	948,417	891,096
Series 2018-64, Class A, 3.000%, 09/25/2048	853,078	743,236
Series 2018-8, Class KL, 2.500%, 03/25/2047	656,038	582,430
Series 2018-85, Class EA, 3.500%, 12/25/2048	646,644	621,448
Series 2018-86, Class AF (30 day Average SOFR + 0.414%), 5.149%, 12/25/2048 (B)	232,383	229,417

18

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2019-13, Class PE, 3.000%, 03/25/2049	$604,465	$540,525
Series 2019-15, Class FA (30 day Average SOFR + 0.614%), 5.349%, 04/25/2049 (B)	468,598	461,059
Series 2019-25, Class PA, 3.000%, 05/25/2048	1,821,765	1,678,502
Series 2019-41, Class FG (30 day Average SOFR + 0.614%), 5.349%, 08/25/2059 (B)	1,220,407	1,198,714
Series 2019-43, Class FC (30 day Average SOFR + 0.514%), 5.249%, 08/25/2049 (B)	902,014	884,319
Series 2019-67, Class FB (30 day Average SOFR + 0.564%), 5.299%, 11/25/2049 (B)	487,830	478,836
Series 2019-8, Class GA, 3.000%, 03/25/2049	2,756,526	2,433,138
Series 2019-81, Class LH, 3.000%, 12/25/2049	203,748	181,317
Series 2020-45, Class JL, 3.000%, 07/25/2040	1,996,675	1,817,156
Series 2020-48, Class AB, 2.000%, 07/25/2050	1,001,609	854,512
Series 2020-48, Class DA, 2.000%, 07/25/2050	3,089,372	2,588,407
Series 2020-57, Class LJ, 2.000%, 08/25/2050	5,042,000	3,687,905
Series 2020-59, Class NC, 3.000%, 08/25/2040	1,082,629	986,709
Series 2020-70, Class AD, 1.500%, 10/25/2050	3,000,175	2,382,940
Series 2021-22, Class MN, 2.750%, 10/25/2050	1,242,287	1,112,834
Series 2021-27, Class EC, 1.500%, 05/25/2051	3,656,317	2,900,791
Series 2021-40, Class DW, 2.000%, 06/25/2041	241,177	209,133
Series 2021-42, Class AC, 2.000%, 02/25/2051	970,262	831,651
Series 2021-42, Class DC, 2.000%, 11/25/2050	2,313,828	1,966,102
Series 2021-73, Class DJ, 2.000%, 03/25/2049	1,305,686	1,103,058
Series 2021-76, Class KB, 1.250%, 11/25/2051	551,797	458,630
Series 2021-78, Class ND, 1.500%, 11/25/2051	1,450,822	1,173,693
Series 2021-86, Class MA, 2.500%, 11/25/2047	2,039,563	1,826,201
Series 2021-91, Class AB, 2.500%, 09/25/2049	1,228,553	1,072,279
Series 2021-95, Class CP, 1.500%, 08/25/2051	567,790	471,314
Series 2022-11, Class D, 3.000%, 01/25/2050	1,301,877	1,187,105
Series 2022-18, Class DL, 3.250%, 07/25/2046	1,647,308	1,528,097
Series 2022-3, Class N, 2.000%, 10/25/2047	1,581,675	1,378,194
Series 2022-4, Class MH, 3.000%, 09/25/2048	1,314,038	1,212,453
Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association (continued)
Series 2022-49, Class NQ, 3.000%, 02/25/2052	$664,000	$585,666
Series 2022-62, Class KA, 3.250%, 09/25/2052	730,229	676,363
Series 2022-89, Class AY, 3.000%, 02/25/2048	1,381,000	1,167,453
Series 2022-9, Class DJ, 3.250%, 03/25/2049	931,843	862,057
Series 2023-14, Class EJ, 2.750%, 04/25/2049	1,165,865	1,064,752
Series 2023-37, Class FH (30 day Average SOFR + 0.514%), 5.249%, 01/25/2050 (B)	2,039,694	2,001,338
Series 2023-38, Class FC (30 day Average SOFR + 0.664%), 5.399%, 06/25/2040 (B)	1,580,060	1,567,975
Series 2023-38, Class FD (30 day Average SOFR + 0.864%), 5.721%, 10/25/2039 (B)	490,553	483,054
Series 2024-64, Class KY, 3.000%, 12/25/2043	681,000	586,597
Series 414, Class A35, 3.500%, 10/25/2042	737,870	695,837
Government National Mortgage Association
Series 2010-163, Class NC, 4.000%, 12/20/2040	972,692	955,034
Series 2013-152, Class HA, 2.500%, 06/20/2043	1,109,102	1,012,046
Series 2014-133, Class BP, 2.250%, 09/20/2044	819,310	726,406
Series 2014-146, Class QA, 2.250%, 10/20/2044	255,137	228,648
Series 2014-149, Class KP, 2.250%, 07/16/2044	706,112	638,830
Series 2014-181, Class L, 3.000%, 12/20/2044	774,000	692,200
Series 2015-144, Class CA, 2.500%, 10/20/2045	1,178,838	1,030,186
Series 2016-136, Class A, 3.000%, 07/20/2044	640,692	569,014
Series 2016-93, Class AB, 1.750%, 07/20/2044	1,397,869	1,129,192
Series 2016-99, Class TL, 2.000%, 04/16/2044	1,667,007	1,357,960
Series 2017-139, Class GA, 3.000%, 09/20/2047	2,618,371	2,346,795
Series 2017-167, Class BQ, 2.500%, 08/20/2044	628,240	582,856
Series 2018-65, Class DC, 3.500%, 05/20/2048	948,000	862,476
Series 2020-133, Class GA, 1.000%, 09/20/2050	1,346,653	1,138,440
Series 2020-138, Class LE, 1.500%, 09/20/2050	3,035,272	2,424,439
Series 2021-135, Class A, 2.000%, 08/20/2051	822,661	674,095
Series 2021-160, Class NE, 2.000%, 09/20/2051	1,824,055	1,531,064
Series 2021-215, Class GA, 2.000%, 12/20/2051	2,097,363	1,796,994

19

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage Association (continued)
Series 2021-227, Class E, 2.500%, 07/20/2050	$4,832,226	$4,137,177
Series 2021-24, Class BC, 1.250%, 02/20/2051	1,145,969	880,793
Series 2021-27, Class BD, 5.000%, 02/20/2051	811,270	802,824
Series 2021-27, Class CW, 5.000%, 02/20/2051 (F)	1,162,327	1,150,281
Series 2021-27, Class NT, 5.000%, 02/20/2051	924,154	905,463
Series 2021-27, Class Q, 5.000%, 02/20/2051	815,051	806,590
Series 2021-8, Class CY, 5.000%, 01/20/2051	796,605	788,235
Series 2021-89, Class LK, 2.000%, 05/20/2051	1,959,565	1,654,102
Series 2021-97, Class QK, 2.000%, 06/20/2051	1,372,746	1,134,781
Series 2022-107, Class C, 2.500%, 06/20/2051	3,422,256	2,873,983
Series 2022-153, Class KA, 4.000%, 12/20/2049	1,107,587	1,073,018
Series 2022-191, Class B, 4.000%, 06/20/2041	5,520,000	5,202,719
Series 2022-191, Class BY, 4.000%, 08/20/2041	5,498,000	5,190,259
Series 2022-197, Class LF (30 day Average SOFR + 0.700%), 5.461%, 11/20/2052 (B)	3,713,134	3,669,867
Series 2022-205, Class A, 2.000%, 09/20/2051	1,404,705	1,124,528
Series 2022-24, Class AH, 2.500%, 02/20/2052	250,389	215,662
Series 2022-31, Class GH, 2.500%, 12/20/2049	2,489,777	2,211,536
Series 2022-34, Class DN, 3.500%, 09/20/2041	2,109,445	1,960,691
Series 2022-5, Class BA, 2.000%, 10/20/2049	5,136,320	4,392,439
Series 2022-50, Class CA, 3.000%, 03/20/2052	3,736,648	3,310,698
Series 2022-66, Class CG, 3.500%, 04/20/2052	2,382,554	2,244,969
Series 2022-78, Class HW, 2.500%, 04/20/2052	783,000	606,001
Series 2022-84, Class A, 2.500%, 01/20/2052	1,024,324	857,178
Series 2022-9, Class GA, 2.000%, 01/20/2052	956,042	791,013
Series 2023-196, Class E, 3.000%, 09/20/2048	1,559,535	1,455,052
Series 2023-81, Class YJ, 3.500%, 06/20/2053	4,576,000	3,936,903
Series 2024-110, Class JC, 3.000%, 09/20/2047	5,968,136	5,614,113
Series 2024-4, Class JA, 3.000%, 04/20/2045	4,902,178	4,646,140
Series 2024-45, Class BD, 2.000%, 03/20/2054	866,086	777,065
		296,605,250
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $325,428,144)		$319,468,413
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES – 8.1%
Ally Auto Receivables Trust
Series 2022-3, Class A4 5.070%, 10/16/2028	$666,000	$669,502
Series 2024-2, Class A3 4.140%, 07/16/2029	2,332,000	2,317,248
Series 2024-2, Class A4 4.140%, 10/15/2030	907,000	896,758
American Express Credit Account Master Trust
Series 2023-4, Class A 5.150%, 09/15/2030	811,000	832,219
Series 2024-2, Class A 5.240%, 04/15/2031	7,318,000	7,557,954
AmeriCredit Automobile Receivables Trust
Series 2022-2, Class A3 4.380%, 04/18/2028	684,565	683,408
Series 2023-1, Class A3 5.620%, 11/18/2027	684,000	689,090
Series 2023-2, Class A3 5.810%, 05/18/2028	1,355,000	1,374,955
BA Credit Card Trust
Series 2023-A2, Class A2 4.980%, 11/15/2028	5,291,000	5,342,508
Series 2024-A1, Class A 4.930%, 05/15/2029	3,862,000	3,907,477
Chase Auto Owner Trust Series 2022-AA, Class A4 3.990%, 03/27/2028 (D)	814,000	806,391
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month CME Term SOFR + 1.764%) 6.352%, 11/26/2046 (B)(D)	314,396	315,014
Series 2018-A, Class A2 4.130%, 12/26/2047 (D)	436,788	419,414
Series 2019-A, Class A2 3.280%, 12/28/2048 (D)	493,542	463,541
Discover Card Execution Note Trust Series 2023-A2, Class A 4.930%, 06/15/2028	4,968,000	5,002,737
Ford Credit Auto Lease Trust Series 2024-A, Class A4 5.050%, 06/15/2027	688,000	692,364
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.300%, 03/15/2028	603,000	609,543
Series 2023-A, Class A3 4.650%, 02/15/2028	2,798,000	2,799,397
Series 2024-1, Class A (4.870% to 2-15-29, then 9.730% thereafter) 4.870%, 08/15/2036 (D)	1,269,000	1,282,279
Series 2024-D, Class A3 4.610%, 08/15/2029	1,478,000	1,482,811
Series 2024-D, Class A4 4.660%, 09/15/2030	996,000	1,001,859
Ford Credit Floorplan Master Owner Trust A
Series 2024-3, Class A1 4.300%, 09/15/2029 (D)	3,812,000	3,786,348
Series 2024-4, Class A 4.400%, 09/15/2031 (D)	2,373,000	2,335,215
GM Financial Automobile Leasing Trust
Series 2023-2, Class A4 5.090%, 05/20/2027	897,000	898,987
Series 2023-3, Class A4 5.440%, 08/20/2027	610,000	614,738

20

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
GM Financial Consumer Automobile Receivables Trust Series 2022-4, Class A3 4.820%, 08/16/2027	$874,761	$875,155
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.980%, 12/11/2036 (D)	990,000	1,004,796
Series 2024-2, Class A 4.520%, 03/11/2037 (D)	1,630,000	1,626,753
GMF Floorplan Owner Revolving Trust Series 2024-4A, Class A1 4.730%, 11/15/2029 (D)	2,300,000	2,308,426
Honda Auto Receivables Owner Trust Series 2024-2, Class A3 5.270%, 11/20/2028	2,887,000	2,925,554
Hyundai Auto Lease Securitization Trust
Series 2023-B, Class A4 5.170%, 04/15/2027 (D)	1,433,000	1,436,093
Series 2023-C, Class A4 5.840%, 09/15/2027 (D)	1,011,000	1,025,479
Series 2024-C, Class A3 4.620%, 04/17/2028 (D)	3,063,000	3,068,367
Hyundai Auto Receivables Trust
Series 2021-C, Class A4 1.030%, 12/15/2027	963,000	940,536
Series 2022-A, Class A3 2.220%, 10/15/2026	665,960	660,026
Series 2022-A, Class A4 2.350%, 04/17/2028	606,000	591,425
Series 2023-A, Class A4 4.480%, 07/17/2028	1,261,000	1,257,849
Series 2023-B, Class A3 5.480%, 04/17/2028	781,000	789,093
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A4 5.250%, 02/15/2029	1,392,000	1,406,360
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month CME Term SOFR + 1.714%) 6.324%, 10/15/2031 (B)(D)	148,107	148,379
Series 2016-AA, Class A2B (1 month CME Term SOFR + 2.264%) 6.874%, 12/15/2045 (B)(D)	65,609	65,958
Navient Private Education Refi Loan Trust
Series 2018-DA, Class A2A 4.000%, 12/15/2059 (D)	425,134	416,688
Series 2019-CA, Class A2 3.130%, 02/15/2068 (D)	728,442	709,557
Series 2019-D, Class A2A 3.010%, 12/15/2059 (D)	1,306,379	1,255,635
Series 2019-FA, Class A2 2.600%, 08/15/2068 (D)	670,377	638,224
Series 2020-EA, Class A 1.690%, 05/15/2069 (D)	92,328	85,381
Series 2020-GA, Class A 1.170%, 09/16/2069 (D)	1,055,667	968,935
Series 2021-BA, Class A 0.940%, 07/15/2069 (D)	308,872	277,112
Series 2021-CA, Class A 1.060%, 10/15/2069 (D)	83,724	74,924
Series 2021-EA, Class A 0.970%, 12/16/2069 (D)	2,195,285	1,943,245
Series 2021-FA, Class A 1.110%, 02/18/2070 (D)	1,188,996	1,045,252
Series 2021-GA, Class A 1.580%, 04/15/2070 (D)	350,761	311,138
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Private Education Refi Loan Trust (continued)
Series 2022-A, Class A 2.230%, 07/15/2070 (D)	$3,034,075	$2,743,000
Navient Student Loan Trust Series 2021-3A, Class A1A 1.770%, 08/25/2070 (D)	1,155,239	1,025,746
Nelnet Student Loan Trust
Series 2004-3, Class A5 (90 day Average SOFR + 0.442%) 5.625%, 10/27/2036 (B)	77,303	76,830
Series 2004-4, Class A5 (90 day Average SOFR + 0.422%) 5.605%, 01/25/2037 (B)	563,080	560,462
Series 2005-1, Class A5 (90 day Average SOFR + 0.372%) 5.555%, 10/25/2033 (B)	1,497,877	1,483,150
Series 2005-2, Class A5 (90 day Average SOFR + 0.362%) 5.733%, 03/23/2037 (B)	1,643,228	1,630,297
Series 2005-3, Class A5 (90 day Average SOFR + 0.382%) 5.753%, 12/24/2035 (B)	1,145,854	1,137,144
Series 2005-4, Class A4 (90 day Average SOFR + 0.442%) 5.813%, 03/22/2032 (B)	205,334	199,043
Nissan Auto Lease Trust Series 2023-B, Class A4 5.610%, 11/15/2027	1,289,000	1,298,560
Nissan Auto Receivables Owner Trust
Series 2022-B, Class A4 4.450%, 11/15/2029	820,000	818,438
Series 2024-A, Class A3 5.280%, 12/15/2028	3,094,000	3,131,930
PenFed Auto Receivables Owner Trust
Series 2022-A, Class A3 3.960%, 04/15/2026 (D)	194,543	194,343
Series 2022-A, Class A4 4.180%, 12/15/2028 (D)	598,000	595,387
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.140%, 02/16/2027	18,851	18,845
Series 2022-7, Class A3 5.750%, 04/15/2027	214,608	214,828
Series 2024-3, Class A3 5.630%, 01/16/2029	1,501,000	1,519,672
Series 2024-4, Class A3 4.850%, 01/16/2029	1,443,000	1,446,450
SBNA Auto Lease Trust
Series 2024-C, Class A3 4.560%, 02/22/2028 (D)	1,292,000	1,290,442
Series 2024-C, Class A4 4.420%, 03/20/2029 (D)	872,000	868,487
SBNA Auto Receivables Trust
Series 2024-A, Class A3 5.320%, 12/15/2028 (D)	931,000	936,100
Series 2024-A, Class A4 5.210%, 04/16/2029 (D)	399,000	402,470
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A3 4.950%, 05/21/2029 (D)	2,046,000	2,055,538
Series 2024-1A, Class A4 4.940%, 01/21/2031 (D)	347,000	349,615
Series 2024-2A, Class A3 5.330%, 11/20/2029 (D)	1,306,000	1,322,810

21

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SMB Private Education Loan Trust
Series 2016-B, Class A2A 2.430%, 02/17/2032 (D)	$12,089	$12,026
Series 2021-A, Class APT1 1.070%, 01/15/2053 (D)	2,288,656	2,036,944
SoFi Professional Loan Program LLC
Series 2017-D, Class A2FX 2.650%, 09/25/2040 (D)	102,427	100,354
Series 2020-C, Class AFX 1.950%, 02/15/2046 (D)	104,913	97,184
Series 2021-B, Class AFX 1.140%, 02/15/2047 (D)	925,965	798,235
Synchrony Card Funding LLC Series 2023-A1, Class A 5.540%, 07/15/2029	3,243,000	3,291,902
T-Mobile US Trust
Series 2022-1A, Class A 4.910%, 05/22/2028 (D)	1,127,679	1,128,712
Series 2024-1A, Class A 5.050%, 09/20/2029 (D)	2,061,000	2,077,559
Series 2024-2A, Class A 4.250%, 05/21/2029 (D)	1,613,000	1,603,573
Toyota Auto Loan Extended Note Trust Series 2024-1A, Class A 5.160%, 11/25/2036 (D)	1,630,000	1,669,637
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A4 5.430%, 04/17/2028	757,000	768,864
Series 2023-B, Class A3 4.710%, 02/15/2028	1,672,000	1,675,109
Series 2023-C, Class A3 5.160%, 04/17/2028	2,139,000	2,155,004
Verizon Master Trust
Series 2022-4, Class A (3.400% to 6-20-25, then 4.150% thereafter) 3.400%, 11/20/2028	1,920,000	1,908,570
Series 2022-6, Class A (3.670% to 7-20-25, then 4.420% thereafter) 3.670%, 01/22/2029	926,000	919,695
Series 2023-1, Class A (4.490% to 1-20-26, then 5.240% thereafter) 4.490%, 01/22/2029	2,468,000	2,466,901
Series 2023-2, Class A 4.890%, 04/13/2028	925,000	925,776
Series 2023-4, Class A1A 5.160%, 06/20/2029	4,573,000	4,617,677
Series 2024-1, Class A1A 5.000%, 12/20/2028	3,114,000	3,127,953
Series 2024-7, Class A 4.350%, 08/20/2032 (D)	2,782,000	2,763,691
Volkswagen Auto Loan Enhanced Trust
Series 2023-1, Class A3 5.020%, 06/20/2028	1,870,000	1,880,348
Series 2024-1, Class A3 4.630%, 07/20/2029	2,185,000	2,192,917
Series 2024-1, Class A4 4.670%, 06/20/2031	836,000	840,601
WF Card Issuance Trust
Series 2024-A1, Class A 4.940%, 02/15/2029	3,947,000	3,990,106
Series 2024-A2, Class A 4.290%, 10/15/2029	2,473,000	2,463,199
World Financial Network Credit Card Master Trust
Series 2024-A, Class A 5.470%, 02/15/2031	456,000	464,233
Core Bond Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
World Financial Network Credit Card Master Trust (continued)
Series 2024-B, Class A 4.620%, 05/15/2031	$1,306,000	$1,306,422
World Omni Select Auto Trust Series 2023-A, Class A2A 5.920%, 03/15/2027	303,805	304,351
TOTAL ASSET-BACKED SECURITIES (Cost $148,280,796)		$147,545,227
SHORT-TERM INVESTMENTS – 2.6%
Short-term funds – 2.6%
John Hancock Collateral Trust, 4.4849% (G)(H)	205,434	2,054,898
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.5825% (G)	45,595,898	45,595,898
TOTAL SHORT-TERM INVESTMENTS (Cost $47,650,898)		$47,650,796
Total Investments (Core Bond Fund) (Cost $1,950,434,620) – 105.9%		$1,932,261,428
Other assets and liabilities, net – (5.9%)		(106,860,190)
TOTAL NET ASSETS – 100.0%		$1,825,401,238
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
IBOR	Interbank Offered Rate
ICE	Intercontinental Exchange
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed-delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $2,004,349.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	The rate shown is the annualized seven-day yield as of 11-30-24.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

22

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.0%
Financials – 0.5%
Financial services – 0.1%
Helix Acquisition Corp. II (A)	16,221	$168,861
Insurance – 0.4%
Oscar Health, Inc., Class A (A)	52,623	911,957
		1,080,818
Health care – 98.5%
Biotechnology – 37.0%
Agios Pharmaceuticals, Inc. (A)	22,359	1,327,901
Akero Therapeutics, Inc. (A)	16,584	532,346
Alector, Inc. (A)	15,178	39,311
Alkermes PLC (A)	21,329	618,968
Allogene Therapeutics, Inc. (A)	81,584	202,328
Alnylam Pharmaceuticals, Inc. (A)	19,957	5,050,518
Amgen, Inc.	12,942	3,660,904
AnaptysBio, Inc. (A)	5,400	134,784
Annexon, Inc. (A)	22,915	123,512
Apellis Pharmaceuticals, Inc. (A)	5,699	193,367
Apogee Therapeutics, Inc. (A)	10,049	453,712
Applied Therapeutics, Inc. (A)	11,300	22,939
Arcellx, Inc. (A)	14,357	1,264,421
Argenx SE, ADR (A)	12,376	7,630,423
ARS Pharmaceuticals, Inc. (A)	7,300	105,923
Ascendis Pharma A/S, ADR (A)	15,483	2,106,927
Aura Biosciences, Inc. (A)	11,763	109,514
Autolus Therapeutics PLC, ADR (A)	23,474	77,934
Avidity Biosciences, Inc. (A)	42,614	1,833,680
Beam Therapeutics, Inc. (A)	19,119	523,287
BeiGene, Ltd., ADR (A)	11,878	2,553,770
Benitec Biopharma, Inc. (A)	692	6,982
Bicara Therapeutics, Inc. (A)	8,936	185,779
Bicycle Therapeutics PLC, ADR (A)	23,115	471,546
Biogen, Inc. (A)	2,894	464,863
Biohaven, Ltd. (A)	31,396	1,444,530
BioMarin Pharmaceutical, Inc. (A)	7,061	466,238
BioNTech SE, ADR (A)	4,579	542,108
Blueprint Medicines Corp. (A)	27,509	2,651,317
C4 Therapeutics, Inc. (A)	5,700	25,935
Cabaletta Bio, Inc. (A)	10,397	39,717
Cargo Therapeutics, Inc. (A)	24,131	438,702
Celldex Therapeutics, Inc. (A)	12,667	347,582
Centessa Pharmaceuticals PLC, ADR (A)	53,591	959,815
CG Oncology, Inc. (A)	7,991	277,687
Climb Bio, Inc. (A)	7,900	25,517
Corbus Pharmaceuticals Holdings, Inc. (A)	4,400	78,408
Crinetics Pharmaceuticals, Inc. (A)	19,613	1,121,864
Cytokinetics, Inc. (A)	16,424	851,749
Day One Biopharmaceuticals, Inc. (A)	2,468	34,379
Denali Therapeutics, Inc. (A)	27,314	682,850
Disc Medicine, Inc. (A)	5,578	353,924
Dyne Therapeutics, Inc. (A)	11,500	352,015
Entrada Therapeutics, Inc. (A)	8,085	160,811
Exact Sciences Corp. (A)	19,211	1,192,619
Generation Bio Company (A)	45,593	69,301
Geron Corp. (A)	48,014	197,818
Gossamer Bio, Inc. (A)	98,963	69,086
Ideaya Biosciences, Inc. (A)	9,059	247,854
IGM Biosciences, Inc. (A)	17,749	178,200
Immatics NV (A)	26,959	224,299
Immuneering Corp., Class A (A)	33,914	70,880
Immunocore Holdings PLC, ADR (A)	18,883	618,229
Immunome, Inc. (A)	34,335	465,239
Incyte Corp. (A)	9,192	685,631
Insmed, Inc. (A)	41,740	3,137,178
Ionis Pharmaceuticals, Inc. (A)	16,389	585,579
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Iovance Biotherapeutics, Inc. (A)	27,186	$253,374
Janux Therapeutics, Inc. (A)	7,898	357,069
Keros Therapeutics, Inc. (A)	6,452	372,538
Kodiak Sciences, Inc. (A)	14,700	98,049
Korro Bio, Inc. (A)	900	46,854
Krystal Biotech, Inc. (A)	3,638	718,214
Kymera Therapeutics, Inc. (A)	21,196	993,033
Kyverna Therapeutics, Inc. (A)	8,988	51,861
Legend Biotech Corp., ADR (A)	12,489	525,412
LENZ Therapeutics, Inc.	12,000	427,200
Lyell Immunopharma, Inc. (A)	138,904	131,278
MacroGenics, Inc. (A)	25,264	90,698
Madrigal Pharmaceuticals, Inc. (A)	2,844	933,372
Merus NV (A)	7,697	345,133
Moderna, Inc. (A)	3,200	137,792
Monte Rosa Therapeutics, Inc. (A)	37,892	392,561
MoonLake Immunotherapeutics (A)	23,656	1,287,596
Natera, Inc. (A)	8,410	1,411,030
Neurocrine Biosciences, Inc. (A)	9,006	1,141,511
Neurogene, Inc. (A)	2,000	50,860
Nuvalent, Inc., Class A (A)	4,849	468,801
ORIC Pharmaceuticals, Inc. (A)	20,584	203,782
Oruka Therapeutics, Inc.	8,295	180,250
Praxis Precision Medicines, Inc. (A)	6,087	487,995
Prelude Therapeutics, Inc. (A)	17,193	18,053
Protagonist Therapeutics, Inc. (A)	17,038	746,264
Prothena Corp. PLC (A)	11,754	190,532
Regeneron Pharmaceuticals, Inc. (A)	5,458	4,094,701
Relay Therapeutics, Inc. (A)	26,892	126,392
Replimune Group, Inc. (A)	32,016	450,785
REVOLUTION Medicines, Inc. (A)	26,075	1,508,439
Rhythm Pharmaceuticals, Inc. (A)	5,822	361,197
Rocket Pharmaceuticals, Inc. (A)	19,615	282,260
Sage Therapeutics, Inc. (A)	9,113	49,848
Sagimet Biosciences, Inc., Class A (A)	12,200	69,418
Sana Biotechnology, Inc. (A)	46,498	129,264
Scholar Rock Holding Corp. (A)	32,754	1,306,885
Sensorion SA (A)	181,940	133,041
Soleno Therapeutics, Inc. (A)	8,508	448,457
SpringWorks Therapeutics, Inc. (A)	15,075	625,311
Spyre Therapeutics, Inc. (A)	6,701	190,509
Summit Therapeutics, Inc. (A)	80,253	1,481,470
Ultragenyx Pharmaceutical, Inc. (A)	12,731	606,378
United Therapeutics Corp. (A)	4,484	1,661,277
UroGen Pharma, Ltd. (A)	4,700	59,690
Vaxcyte, Inc. (A)	18,656	1,760,007
Vera Therapeutics, Inc. (A)	19,536	971,916
Vertex Pharmaceuticals, Inc. (A)	12,162	5,693,397
Viridian Therapeutics, Inc. (A)	3,600	77,580
Voyager Therapeutics, Inc. (A)	21,528	147,682
Xencor, Inc. (A)	16,038	410,573
Zai Lab, Ltd., ADR (A)	31,357	904,649
Zentalis Pharmaceuticals, Inc. (A)	26,955	97,308
		84,002,246
Health care equipment and supplies – 16.8%
Becton, Dickinson and Company	11,072	2,456,877
Boston Scientific Corp. (A)	57,852	5,244,862
DexCom, Inc. (A)	6,970	543,590
Edwards Lifesciences Corp. (A)	12,703	906,359
Hologic, Inc. (A)	11,360	903,120
IDEXX Laboratories, Inc. (A)	1,961	827,052
Intuitive Surgical, Inc. (A)	22,722	12,315,324
Lantheus Holdings, Inc. (A)	4,341	387,521
Novocure, Ltd. (A)	26,904	539,156
Orchestra BioMed Holdings, Inc. (A)	12,502	70,386

23

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Penumbra, Inc. (A)	9,577	$2,337,937
PROCEPT BioRobotics Corp. (A)	7,559	722,565
Sonova Holding AG	3,388	1,158,960
Stryker Corp.	23,747	9,312,386
The Cooper Companies, Inc. (A)	5,121	534,940
		38,261,035
Health care providers and services – 17.0%
Alignment Healthcare, Inc. (A)	28,026	353,408
BrightSpring Health Services, Inc. (A)	34,787	671,389
Cardinal Health, Inc.	6,134	749,820
Cencora, Inc.	2,952	742,576
Centene Corp. (A)	10,619	637,140
Elevance Health, Inc.	11,747	4,780,559
Encompass Health Corp.	1,100	113,234
GeneDx Holdings Corp. (A)	990	77,606
HCA Healthcare, Inc.	5,378	1,759,789
Humana, Inc.	2,453	727,020
McKesson Corp.	1,111	698,264
Molina Healthcare, Inc. (A)	5,181	1,543,420
Quest Diagnostics, Inc.	5,068	824,361
Tenet Healthcare Corp. (A)	11,442	1,632,545
The Cigna Group	11,576	3,910,373
UnitedHealth Group, Inc.	31,585	19,273,167
		38,494,671
Life sciences tools and services – 10.0%
10X Genomics, Inc., Class A (A)	19,847	315,567
Agilent Technologies, Inc.	8,269	1,140,874
Bio-Techne Corp.	12,890	971,390
Bruker Corp.	5,095	295,255
Danaher Corp.	33,464	8,020,986
ICON PLC (A)	2,323	488,411
Pacific Biosciences of California, Inc. (A)	36,880	70,441
Repligen Corp. (A)	4,285	645,064
Revvity, Inc.	6,807	790,565
Tempus AI, Inc. (A)	7,141	446,955
Thermo Fisher Scientific, Inc.	18,050	9,559,822
		22,745,330
Pharmaceuticals – 17.7%
Alto Neuroscience, Inc. (A)	9,764	43,059
Arvinas, Inc. (A)	8,198	219,051
AstraZeneca PLC, ADR	65,679	4,441,214
BioAge Labs, Inc. (A)	5,223	98,192
Chugai Pharmaceutical Company, Ltd.	25,100	1,104,612
Eli Lilly & Company	27,062	21,523,762
EyePoint Pharmaceuticals, Inc. (A)	14,944	132,254
MBX Biosciences, Inc. (A)	9,039	183,853
Merck & Company, Inc.	54,589	5,548,426
Neumora Therapeutics, Inc. (A)	11,996	119,240
Novo Nordisk A/S, ADR	14,359	1,533,541
Ocular Therapeutix, Inc. (A)	15,300	151,317
Pharvaris NV (A)	8,096	177,302
Pliant Therapeutics, Inc. (A)	13,397	184,879
Rapport Therapeutics, Inc. (A)	16,173	369,391
Sanofi SA, ADR	37,108	1,799,367
Septerna, Inc. (A)	6,483	163,955
Structure Therapeutics, Inc., ADR (A)	11,831	392,198
Tarsus Pharmaceuticals, Inc. (A)	5,512	289,104
Terns Pharmaceuticals, Inc. (A)	8,669	54,095
Third Harmonic Bio, Inc. (A)	2,597	33,138
UCB SA	1,437	281,798
Verona Pharma PLC, ADR (A)	20,672	819,231
WaVe Life Sciences, Ltd. (A)	34,040	514,004
		40,176,983
		223,680,265
Health Sciences Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials – 0.0%
Chemicals – 0.0%
Ginkgo Bioworks Holdings, Inc. (A)	2,277	$19,810
TOTAL COMMON STOCKS (Cost $153,493,020)		$224,780,893
PREFERRED SECURITIES – 0.2%
Health care – 0.2%
Life sciences tools and services – 0.2%
Sartorius AG	2,355	543,769
TOTAL PREFERRED SECURITIES (Cost $400,053)		$543,769
CONVERTIBLE BONDS - 0.1%
Health care - 0.1%
Immunocore Holdings PLC 2.500%, 02/01/2030 (B)	$276,000	237,553
TOTAL CONVERTIBLE BONDS (Cost $276,000)		$237,553
WARRANTS – 0.0%
GeneDx Holdings Corp. (Expiration Date: 7-22-26; Strike Price: $379.50) (A)	7,150	1,215
REVOLUTION Medicines, Inc. (Expiration Date: 12-17-26; Strike Price: $11.50) (A)	6,524	2,295
SomaLogic, Inc. (Expiration Date: 8-31-26; Strike Price: $11.50) (A)(C)	2,900	293
TOTAL WARRANTS (Cost $42,435)		$3,803
SHORT-TERM INVESTMENTS – 0.7%
Short-term funds – 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.5825% (D)	1,328,347	1,328,347
T. Rowe Price Government Reserve Fund, 4.6513% (D)	277,731	277,731
TOTAL SHORT-TERM INVESTMENTS (Cost $1,606,078)		$1,606,078
Total Investments (Health Sciences Fund) (Cost $155,817,586) – 100.0%		$227,172,096
Other assets and liabilities, net – (0.0%)		(29,849)
TOTAL NET ASSETS – 100.0%		$227,142,247
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 11-30-24.
High Yield Fund
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 0.5%
Argentina – 0.5%
Provincia de Buenos Aires 6.625%, 09/01/2037 (A)	$933,037	$604,142
Republic of Argentina
1.000%, 07/09/2029	54,775	42,395

24

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Argentina (continued)
Republic of Argentina (continued)
4.125%, (4.125% to 7-9-27, then 4.750% to 7-9-28, then 5.000% thereafter), 07/09/2035	$466,895	$295,078
		941,615
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $847,705)		$941,615
CORPORATE BONDS – 84.3%
Communication services – 11.4%
Accelerate360 Holdings LLC 8.000%, 03/01/2028 (A)	873,000	907,920
Allen Media LLC 10.500%, 02/15/2028 (A)	1,860,000	818,400
Altice Financing SA 5.750%, 08/15/2029 (A)	1,050,000	795,404
Altice France Holding SA 10.500%, 05/15/2027 (A)	770,000	220,475
Altice France SA
5.125%, 07/15/2029 (A)	900,000	685,868
5.500%, 01/15/2028 (A)	840,000	651,490
AMC Entertainment Holdings, Inc. 7.500%, 02/15/2029 (A)	560,000	499,539
Banijay Entertainment SAS 8.125%, 05/01/2029 (A)	510,000	531,098
CCO Holdings LLC
4.250%, 01/15/2034 (A)	3,940,000	3,285,145
4.500%, 05/01/2032	1,740,000	1,537,367
4.750%, 02/01/2032 (A)	200,000	179,972
Charter Communications Operating LLC 3.700%, 04/01/2051	540,000	357,938
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/2029 (A)	700,000	619,543
Connect Finco Sarl 9.000%, 09/15/2029 (A)	270,000	249,176
CSC Holdings LLC
4.500%, 11/15/2031 (A)	330,000	247,680
5.000%, 11/15/2031 (A)	430,000	237,309
5.750%, 01/15/2030 (A)	660,000	394,640
6.500%, 02/01/2029 (A)	1,330,000	1,140,507
11.250%, 05/15/2028 (A)	430,000	425,500
CSC Holdings LLC 11.750%, 01/31/2029 (A)	510,000	505,851
DirecTV Financing LLC 5.875%, 08/15/2027 (A)	160,000	157,228
DISH DBS Corp.
5.750%, 12/01/2028 (A)	1,210,000	1,054,583
7.750%, 07/01/2026	1,640,000	1,410,474
Gray Television, Inc. 5.375%, 11/15/2031 (A)	980,000	583,534
iHeartCommunications, Inc.
4.750%, 01/15/2028 (A)	30,000	19,800
5.250%, 08/15/2027 (A)	780,000	557,700
Level 3 Financing, Inc. 11.000%, 11/15/2029 (A)	840,000	954,472
Match Group Holdings II LLC 4.625%, 06/01/2028 (A)(B)	300,000	287,714
Optics Bidco SpA 6.000%, 09/30/2034 (A)(B)	535,000	518,982
Sunrise HoldCo IV BV 5.500%, 01/15/2028 (A)	400,000	395,000
Time Warner Cable LLC 7.300%, 07/01/2038	400,000	421,379
Univision Communications, Inc. 8.000%, 08/15/2028 (A)	410,000	418,377
High Yield Fund (continued)
		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Communication services (continued)
Viavi Solutions, Inc. 3.750%, 10/01/2029 (A)(B)		$600,000	$548,016
Virgin Media Secured Finance PLC 5.500%, 05/15/2029 (A)		550,000	522,080
Vmed O2 UK Financing I PLC 4.750%, 07/15/2031 (A)		230,000	202,622
ZipRecruiter, Inc. 5.000%, 01/15/2030 (A)		430,000	395,620
			22,738,403
Consumer discretionary – 17.7%
Academy, Ltd. 6.000%, 11/15/2027 (A)		490,000	488,798
Adtalem Global Education, Inc. 5.500%, 03/01/2028 (A)(B)		476,000	467,825
American Axle & Manufacturing, Inc. 5.000%, 10/01/2029 (B)		1,000,000	929,472
American News Company LLC 8.500%, (8.500% Cash or 10.000% PIK), 09/01/2026 (A)		831,995	929,754
Boyne USA, Inc. 4.750%, 05/15/2029 (A)		200,000	191,254
Caesars Entertainment, Inc.
6.000%, 10/15/2032 (A)(B)		1,230,000	1,209,031
6.500%, 02/15/2032 (A)		230,000	234,617
Carnival Corp.
5.750%, 03/01/2027 (A)		470,000	471,979
6.000%, 05/01/2029 (A)		1,050,000	1,053,673
7.000%, 08/15/2029 (A)		400,000	418,155
10.500%, 06/01/2030 (A)		1,150,000	1,233,488
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/2028 (A)		620,000	665,460
Carriage Purchaser, Inc. 7.875%, 10/15/2029 (A)		1,020,000	963,165
Carriage Services, Inc. 4.250%, 05/15/2029 (A)		420,000	388,042
Dornoch Debt Merger Sub, Inc. 6.625%, 10/15/2029 (A)		550,000	435,434
Empire Communities Corp. 9.750%, 05/01/2029 (A)		880,000	937,776
Fertitta Entertainment LLC 4.625%, 01/15/2029 (A)		400,000	375,816
Fontainebleau Las Vegas Holdings LLC 11.000%, 06/15/2015 (A)(C)		2,983,778	298
Foot Locker, Inc. 4.000%, 10/01/2029 (A)(B)		760,000	660,691
Ford Motor Company
3.250%, 02/12/2032		400,000	341,185
6.100%, 08/19/2032		30,000	30,608
Ford Motor Credit Company LLC 7.350%, 03/06/2030		520,000	557,679
Full House Resorts, Inc. 8.250%, 02/15/2028 (A)		1,110,000	1,106,333
Garrett Motion Holdings, Inc. 7.750%, 05/31/2032 (A)		490,000	493,986
Gates Corp. 6.875%, 07/01/2029 (A)		340,000	348,958
Global Auto Holdings, Ltd.
8.750%, 01/15/2032 (A)		660,000	584,871
11.500%, 08/15/2029 (A)		200,000	203,202
Life Time, Inc. 6.000%, 11/15/2031 (A)		280,000	280,090
Marston's Issuer PLC 7.538%, (SONIA + 2.669%), 07/16/2035 (D)	GBP	380,000	399,835

25

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Melco Resorts Finance, Ltd.
5.375%, 12/04/2029 (A)	$650,000	$592,421
7.625%, 04/17/2032 (A)	460,000	464,367
Mohegan Tribal Gaming Authority 8.000%, 02/01/2026 (A)	170,000	168,941
NCL Corp., Ltd.
5.875%, 02/15/2027 (A)	320,000	320,333
7.750%, 02/15/2029 (A)(B)	760,000	810,811
8.125%, 01/15/2029 (A)	790,000	838,393
8.375%, 02/01/2028 (A)	1,240,000	1,297,509
Newell Brands, Inc. 6.375%, 05/15/2030	340,000	346,326
NMG Holding Company, Inc. 8.500%, 10/01/2028 (A)	430,000	436,570
PetSmart, Inc. 7.750%, 02/15/2029 (A)	250,000	245,833
PM General Purchaser LLC 9.500%, 10/01/2028 (A)	1,420,000	1,416,138
Royal Caribbean Cruises, Ltd.
3.700%, 03/15/2028	630,000	601,001
5.500%, 04/01/2028 (A)	370,000	370,077
5.625%, 09/30/2031 (A)	10,000	10,017
6.000%, 02/01/2033 (A)	70,000	70,880
6.250%, 03/15/2032 (A)	900,000	919,481
Sally Holdings LLC 6.750%, 03/01/2032 (B)	710,000	725,008
Sizzling Platter LLC 8.500%, 11/28/2025 (A)	460,000	460,364
Speedway Motorsports LLC 4.875%, 11/01/2027 (A)	290,000	285,455
Sugarhouse HSP Gaming Prop Mezz LP 5.875%, 05/15/2025 (A)	280,000	279,579
The Michaels Companies, Inc. 5.250%, 05/01/2028 (A)	740,000	536,597
TopBuild Corp. 3.625%, 03/15/2029 (A)	310,000	287,630
Upbound Group, Inc. 6.375%, 02/15/2029 (A)	930,000	911,815
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)	310,000	307,858
7.000%, 02/15/2029 (A)	1,590,000	1,605,783
9.125%, 07/15/2031 (A)	1,110,000	1,201,586
VOC Escrow, Ltd. 5.000%, 02/15/2028 (A)	300,000	292,876
WW International, Inc. 4.500%, 04/15/2029 (A)	1,000,000	229,954
Wynn Macau, Ltd. 5.625%, 08/26/2028 (A)	1,040,000	994,583
Wynn Resorts Finance LLC
5.125%, 10/01/2029 (A)	510,000	496,892
7.125%, 02/15/2031 (A)	390,000	411,909
ZF North America Capital, Inc.
6.875%, 04/23/2032 (A)	740,000	710,893
7.125%, 04/14/2030 (A)	320,000	317,857
		35,367,212
Consumer staples – 0.7%
Simmons Foods, Inc. 4.625%, 03/01/2029 (A)	700,000	648,323
Triton Water Holdings, Inc. 6.250%, 04/01/2029 (A)	720,000	716,195
		1,364,518
Energy – 9.6%
Berry Petroleum Company LLC 7.000%, 02/15/2026 (A)	1,100,000	1,096,905
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Blue Racer Midstream LLC 7.250%, 07/15/2032 (A)	$940,000	$974,643
Chord Energy Corp. 6.375%, 06/01/2026 (A)	950,000	953,130
CNX Midstream Partners LP 4.750%, 04/15/2030 (A)	700,000	651,939
Crescent Energy Finance LLC 9.250%, 02/15/2028 (A)	460,000	483,583
Energy Transfer LP 6.500%, (6.500% to 11-15-26, then 5 Year CMT + 5.694%), 11/15/2026 (E)	230,000	230,106
EQM Midstream Partners LP 6.500%, 07/15/2048	990,000	1,044,718
Expand Energy Corp. 4.750%, 02/01/2032	930,000	885,029
Hilcorp Energy I LP
6.250%, 04/15/2032 (A)	590,000	560,130
8.375%, 11/01/2033 (A)	410,000	433,043
Howard Midstream Energy Partners LLC
7.375%, 07/15/2032 (A)	380,000	391,645
8.875%, 07/15/2028 (A)	420,000	445,917
MEG Energy Corp. 5.875%, 02/01/2029 (A)	350,000	346,522
New Generation Gas Gathering LLC 10.309%, (3 month CME Term SOFR + 5.750%), 09/30/2029 (D)(F)	308,108	303,486
Noble Finance II LLC 8.000%, 04/15/2030 (A)	430,000	440,351
Northern Oil and Gas, Inc. 8.125%, 03/01/2028 (A)	700,000	715,590
Permian Resources Operating LLC
5.875%, 07/01/2029 (A)	290,000	288,549
6.250%, 02/01/2033 (A)	30,000	30,225
7.000%, 01/15/2032 (A)	1,380,000	1,420,790
9.875%, 07/15/2031 (A)	460,000	509,942
Range Resources Corp. 8.250%, 01/15/2029	800,000	824,632
Shelf Drilling Holdings, Ltd. 9.625%, 04/15/2029 (A)	676,000	578,085
Summit Midstream Holdings LLC 8.625%, 10/31/2029 (A)	290,000	303,451
Tallgrass Energy Partners LP 6.000%, 12/31/2030 (A)	670,000	634,168
Venture Global Calcasieu Pass LLC
3.875%, 11/01/2033 (A)	730,000	635,217
4.125%, 08/15/2031 (A)	420,000	382,368
6.250%, 01/15/2030 (A)	500,000	511,877
Venture Global LNG, Inc.
7.000%, 01/15/2030 (A)	460,000	470,327
9.000%, (9.000% to 9-30-29, then 5 Year CMT + 5.440%), 09/30/2029 (A)(E)	980,000	1,015,578
9.875%, 02/01/2032 (A)	1,440,000	1,601,315
		19,163,261
Financials – 11.2%
Acuris Finance U.S., Inc. 5.000%, 05/01/2028 (A)	350,000	318,053
APH Somerset Investor 2 LLC 7.875%, 11/01/2029 (A)	600,000	606,750
Apollo Commercial Real Estate Finance, Inc. 4.625%, 06/15/2029 (A)	660,000	587,867
Banco Santander SA 9.625%, (9.625% to 11-21-33, then 5 Year CMT + 5.298%), 05/21/2033 (E)	600,000	688,297

26

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
BNP Paribas SA
7.375%, (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%), 08/19/2025 (A)(B)(E)	$820,000	$822,973
7.750%, (7.750% to 8-16-29, then 5 Year CMT + 4.899%), 08/16/2029 (A)(E)	540,000	554,752
8.000%, (8.000% to 8-22-31, then 5 Year CMT + 3.727%), 08/22/2031 (A)(E)	210,000	216,007
Boost Newco Borrower LLC 7.500%, 01/15/2031 (A)	810,000	855,471
Burford Capital Global Finance LLC
6.250%, 04/15/2028 (A)	300,000	299,154
6.875%, 04/15/2030 (A)	430,000	430,852
9.250%, 07/01/2031 (A)	570,000	609,548
Citigroup, Inc. 7.200%, (7.200% to 5-15-29, then 5 Year CMT + 2.905), 05/15/2029 (B)(E)	550,000	569,781
Coinbase Global, Inc. 3.625%, 10/01/2031 (A)(B)	720,000	625,018
Credit Agricole SA 8.125%, (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%), 12/23/2025 (A)(E)	560,000	571,900
FirstCash, Inc.
4.625%, 09/01/2028 (A)	450,000	431,843
5.625%, 01/01/2030 (A)	170,000	165,683
6.875%, 03/01/2032 (A)	390,000	397,639
Five Point Operating Company LP 10.500%, (10.500% to 11-15-25, then 11.000% to 11-15-26, then 12.000% thereafter), 01/15/2028 (A)	537,335	548,702
Intesa Sanpaolo SpA 4.198%, (4.198% to 6-1-31, then 1 Year CMT + 2.600%), 06/01/2032 (A)(B)	640,000	566,885
Jane Street Group
4.500%, 11/15/2029 (A)	250,000	237,949
6.125%, 11/01/2032 (A)	270,000	271,092
7.125%, 04/30/2031 (A)	950,000	988,591
Ladder Capital Finance Holdings LLLP
4.250%, 02/01/2027 (A)	230,000	223,877
4.750%, 06/15/2029 (A)	220,000	210,583
7.000%, 07/15/2031 (A)	980,000	1,015,142
Lloyds Banking Group PLC 8.000%, (8.000% to 3-27-30, then 5 Year CMT + 3.913%), 09/27/2029 (E)	810,000	845,309
Midcap Financial Issuer Trust
5.625%, 01/15/2030 (A)	450,000	414,176
6.500%, 05/01/2028 (A)	390,000	381,218
Rocket Mortgage LLC
3.875%, 03/01/2031 (A)	600,000	536,987
4.000%, 10/15/2033 (A)	890,000	774,014
Ryan Specialty LLC
4.375%, 02/01/2030 (A)(B)	670,000	635,978
5.875%, 08/01/2032 (A)	300,000	299,823
Shift4 Payments, Inc. 6.750%, 08/15/2032 (A)	580,000	599,824
Starwood Property Trust, Inc.
6.000%, 04/15/2030 (A)	790,000	779,898
7.250%, 04/01/2029 (A)	220,000	226,536
StoneX Group, Inc. 7.875%, 03/01/2031 (A)	400,000	423,020
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Bank of Nova Scotia 8.000%, (8.000% to 1-27-29, then 5 Year CMT + 4.017%), 01/27/2084	$380,000	$399,605
The Charles Schwab Corp. 4.000%, (4.000% to 12-1-30, then 10 Year CMT + 3.079%), 12/01/2030 (E)	370,000	324,439
The Toronto-Dominion Bank
7.250%, (7.250% to 7-31-29, then 5 Year CMT + 2.977%), 07/31/2084	400,000	409,776
8.125%, (8.125% to 10-31-27, then 5 Year CMT + 4.075%), 10/31/2082	550,000	577,869
UBS Group AG
6.537%, (6.537% to 8-12-32, then Overnight SOFR + 3.920%), 08/12/2033 (A)	330,000	357,106
7.750%, (7.750% to 4-12-31, then 5 Year SOFR ICE Swap Rate + 4.160%), 04/12/2031 (A)(E)	220,000	229,887
9.016%, (9.016% to 11-15-32, then Overnight SOFR + 5.020%), 11/15/2033 (A)	340,000	419,289
9.250%, (9.250% to 11-13-28, then 5 Year CMT + 4.745%), 11/13/2028 (A)(E)	430,000	468,672
VFH Parent LLC 7.500%, 06/15/2031 (A)	320,000	330,028
		22,247,863
Health care – 6.4%
Akumin, Inc. 8.000%, (8.000% Cash and 0.000% PIK), 08/01/2027 (A)	1,000,000	872,500
AthenaHealth Group, Inc. 6.500%, 02/15/2030 (A)	390,000	373,309
Bausch Health Companies, Inc.
5.500%, 11/01/2025 (A)	30,000	29,340
6.125%, 02/01/2027 (A)	180,000	166,052
6.250%, 02/15/2029 (A)	2,081,000	1,335,370
Community Health Systems, Inc.
5.250%, 05/15/2030 (A)	270,000	230,465
6.125%, 04/01/2030 (A)	70,000	51,816
6.875%, 04/15/2029 (A)	1,710,000	1,377,874
10.875%, 01/15/2032 (A)	1,110,000	1,155,077
Endo Finance Holdings, Inc. 8.500%, 04/15/2031 (A)(B)	490,000	521,569
LifePoint Health, Inc.
9.875%, 08/15/2030 (A)	1,100,000	1,194,656
11.000%, 10/15/2030 (A)	260,000	286,457
Medline Borrower LP
3.875%, 04/01/2029 (A)	280,000	262,507
5.250%, 10/01/2029 (A)	540,000	527,202
6.250%, 04/01/2029 (A)	600,000	611,140
Sotera Health Holdings LLC 7.375%, 06/01/2031 (A)	990,000	1,006,133
Teva Pharmaceutical Finance Company LLC 6.150%, 02/01/2036	760,000	769,086
Teva Pharmaceutical Finance Netherlands III BV
5.125%, 05/09/2029 (B)	500,000	490,492
7.875%, 09/15/2029 (B)	200,000	216,451
8.125%, 09/15/2031	790,000	888,326
US Renal Care, Inc. 10.625%, 06/28/2028 (A)	390,500	331,925
		12,697,747

27

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials – 13.9%
AAR Escrow Issuer LLC 6.750%, 03/15/2029 (A)	$590,000	$603,998
Advanced Drainage Systems, Inc. 6.375%, 06/15/2030 (A)	430,000	433,459
Amentum Holdings, Inc. 7.250%, 08/01/2032 (A)	790,000	811,534
American Airlines, Inc.
5.750%, 04/20/2029 (A)	1,370,000	1,367,717
7.250%, 02/15/2028 (A)	490,000	501,875
8.500%, 05/15/2029 (A)	800,000	845,273
Anagram Holdings LLC 10.000%, (0.000% Cash and 10.000% PIK), 08/15/2026 (A)(C)	100,555	754
Arcosa, Inc. 6.875%, 08/15/2032 (A)	310,000	319,414
ATS Corp. 4.125%, 12/15/2028 (A)(B)	460,000	429,176
Beacon Roofing Supply, Inc. 6.500%, 08/01/2030 (A)	300,000	307,433
Bombardier, Inc.
7.000%, 06/01/2032 (A)(B)	730,000	744,912
7.250%, 07/01/2031 (A)	670,000	692,046
8.750%, 11/15/2030 (A)	780,000	844,222
Brundage-Bone Concrete Pumping Holdings, Inc. 6.000%, 02/01/2026 (A)	500,000	498,784
Clean Harbors, Inc. 6.375%, 02/01/2031 (A)	360,000	366,449
CoreCivic, Inc. 8.250%, 04/15/2029	1,220,000	1,295,646
EquipmentShare.com, Inc.
8.000%, 03/15/2033 (A)	400,000	409,525
8.625%, 05/15/2032 (A)	560,000	586,743
Esab Corp. 6.250%, 04/15/2029 (A)	440,000	447,622
GFL Environmental, Inc. 6.750%, 01/15/2031 (A)	500,000	518,522
H&E Equipment Services, Inc. 3.875%, 12/15/2028 (A)(B)	210,000	194,572
JB Poindexter & Company, Inc. 8.750%, 12/15/2031 (A)	460,000	488,235
Madison IAQ LLC
4.125%, 06/30/2028 (A)	210,000	200,949
5.875%, 06/30/2029 (A)	500,000	477,489
Masterbrand, Inc. 7.000%, 07/15/2032 (A)	470,000	481,992
Miter Brands Acquisition Holdco, Inc. 6.750%, 04/01/2032 (A)	570,000	580,246
MIWD Holdco II LLC 5.500%, 02/01/2030 (A)	360,000	345,550
Prime Security Services Borrower LLC 6.250%, 01/15/2028 (A)	690,000	689,350
R.R. Donnelley & Sons Company
9.500%, 08/01/2029 (A)	440,000	451,984
10.875%, 08/01/2029 (A)	890,000	907,642
Railworks Holdings LP 8.250%, 11/15/2028 (A)	470,000	480,582
Reworld Holding Corp. 4.875%, 12/01/2029 (A)(B)	570,000	537,977
Roller Bearing Company of America, Inc. 4.375%, 10/15/2029 (A)	780,000	734,981
Spirit Loyalty Cayman, Ltd. 8.000%, 09/20/2025 (A)(C)	1,402,000	1,090,055
Stena International SA 7.250%, 01/15/2031 (A)	470,000	484,739
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
The GEO Group, Inc.
8.625%, 04/15/2029	$420,000	$444,242
10.250%, 04/15/2031	1,020,000	1,116,592
Titan International, Inc. 7.000%, 04/30/2028 (B)	520,000	511,163
TransDigm, Inc.
6.625%, 03/01/2032 (A)	300,000	307,287
6.750%, 08/15/2028 (A)	250,000	254,990
7.125%, 12/01/2031 (A)	400,000	415,775
Tutor Perini Corp. 11.875%, 04/30/2029 (A)	900,000	1,002,110
United Airlines, Inc. 4.625%, 04/15/2029 (A)	200,000	192,213
United Rentals North America, Inc.
3.875%, 02/15/2031 (B)	360,000	329,089
6.125%, 03/15/2034 (A)	580,000	588,648
Vertiv Group Corp. 4.125%, 11/15/2028 (A)	360,000	342,844
VistaJet Malta Finance PLC
6.375%, 02/01/2030 (A)(B)	880,000	776,300
7.875%, 05/01/2027 (A)	250,000	245,777
9.500%, 06/01/2028 (A)	80,000	80,071
XPO CNW, Inc. 6.700%, 05/01/2034	740,000	784,731
XPO, Inc. 7.125%, 02/01/2032 (A)	250,000	260,624
		27,823,903
Information technology – 4.4%
CA Magnum Holdings 5.375%, 10/31/2026 (A)	430,000	419,465
Central Parent, Inc. 7.250%, 06/15/2029 (A)	500,000	502,569
Cloud Software Group, Inc.
8.250%, 06/30/2032 (A)	660,000	687,645
9.000%, 09/30/2029 (A)	440,000	445,452
CommScope LLC 4.750%, 09/01/2029 (A)	1,400,000	1,158,500
CommScope Technologies LLC 5.000%, 03/15/2027 (A)	1,040,000	892,536
EchoStar Corp.
6.750%, (0.000% Cash and 6.750% PIK), 11/30/2030	326,130	294,492
10.750%, 11/30/2029	1,291,000	1,396,573
Elastic NV 4.125%, 07/15/2029 (A)	750,000	701,322
Gen Digital, Inc. 7.125%, 09/30/2030 (A)(B)	410,000	424,432
NCR Atleos Corp. 9.500%, 04/01/2029 (A)	660,000	722,245
Open Text Holdings, Inc. 4.125%, 12/01/2031 (A)	520,000	465,634
Rackspace Finance LLC 3.500%, 05/15/2028 (A)	702,000	439,307
Viasat, Inc. 7.500%, 05/30/2031 (A)	410,000	277,925
		8,828,097
Materials – 4.0%
ARD Finance SA 6.500%, (6.500% Cash or 7.250% PIK), 06/30/2027 (A)	1,220,000	253,150
Ardagh Metal Packaging Finance USA LLC 4.000%, 09/01/2029 (A)	1,000,000	868,657
Canpack SA 3.875%, 11/15/2029 (A)	520,000	472,327

28

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Cascades, Inc. 5.375%, 01/15/2028 (A)	$400,000	$393,359
Cerdia Finanz GmbH 9.375%, 10/03/2031 (A)	160,000	167,054
First Quantum Minerals, Ltd.
6.875%, 10/15/2027 (A)	700,000	700,815
8.625%, 06/01/2031 (A)	260,000	267,466
9.375%, 03/01/2029 (A)	1,470,000	1,574,315
Freeport-McMoRan, Inc. 5.450%, 03/15/2043	1,160,000	1,123,202
Hudbay Minerals, Inc. 6.125%, 04/01/2029 (A)	900,000	907,940
LSF11 A5 HoldCo LLC 6.625%, 10/15/2029 (A)	700,000	722,903
Midwest Vanadium Proprietary, Ltd. 11.500%, 02/15/2018 (A)(C)	1,951,648	1,952
Northwest Acquisitions ULC 7.125%, 11/01/2022 (A)(C)	1,140,000	11
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/2028 (A)	150,000	148,719
Summit Materials LLC 5.250%, 01/15/2029 (A)	390,000	393,086
		7,994,956
Real estate – 2.8%
Cushman & Wakefield US Borrower LLC 8.875%, 09/01/2031 (A)	200,000	216,012
Diversified Healthcare Trust
4.375%, 03/01/2031 (B)	500,000	381,370
4.750%, 02/15/2028	270,000	231,044
9.750%, 06/15/2025	130,000	129,957
Forestar Group, Inc.
3.850%, 05/15/2026 (A)	290,000	283,643
5.000%, 03/01/2028 (A)(B)	420,000	405,430
IIP Operating Partnership LP 5.500%, 05/25/2026	1,030,000	1,010,320
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/2032 (A)	170,000	160,009
MPT Operating Partnership LP
3.500%, 03/15/2031	300,000	195,786
4.625%, 08/01/2029	250,000	182,818
Service Properties Trust
5.500%, 12/15/2027	560,000	534,530
8.375%, 06/15/2029	620,000	615,672
8.625%, 11/15/2031 (A)	300,000	316,509
Uniti Group LP 6.500%, 02/15/2029 (A)	970,000	850,693
		5,513,793
Utilities – 2.2%
Alpha Generation LLC 6.750%, 10/15/2032 (A)	300,000	303,943
Lightning Power LLC 7.250%, 08/15/2032 (A)	470,000	489,941
NextEra Energy Operating Partners LP 7.250%, 01/15/2029 (A)(B)	230,000	235,370
NRG Energy, Inc. 6.250%, 11/01/2034 (A)	520,000	519,941
Suburban Propane Partners LP 5.000%, 06/01/2031 (A)	460,000	418,551
Sunnova Energy Corp. 5.875%, 09/01/2026 (A)	570,000	491,503
TransAlta Corp. 7.750%, 11/15/2029	380,000	399,862
Vistra Operations Company LLC
6.875%, 04/15/2032 (A)	910,000	943,992
High Yield Fund (continued)
	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Vistra Operations Company LLC (continued)
7.750%, 10/15/2031 (A)	$580,000	$616,017
		4,419,120
TOTAL CORPORATE BONDS (Cost $179,287,605)		$168,158,873
CONVERTIBLE BONDS – 0.5%
Consumer discretionary – 0.2%
DraftKings Holdings, Inc. 4.013%, 03/15/2028 (G)	530,000	464,810
Industrials – 0.0%
Bloom Energy Corp. 3.000%, 06/01/2029 (A)	60,000	91,632
Information technology – 0.2%
EchoStar Corp. 3.875%, (0.000% Cash and 3.875% PIK), 11/30/2030	280,490	311,695
Utilities – 0.1%
NextEra Energy Partners LP 2.500%, 06/15/2026 (A)	220,000	205,442
TOTAL CONVERTIBLE BONDS (Cost $1,034,276)		$1,073,579
TERM LOANS (H) – 5.4%
Communication services – 1.2%
Gannett Holdings LLC, 2024 Term Loan (1 month CME Term SOFR + 5.000%) 9.736%, 10/15/2029	860,000	861,091
Gray Television, Inc., 2024 Term Loan B (1 month CME Term SOFR + 5.250%) 9.922%, 06/04/2029	438,900	414,883
ViaPath Technologies , 2024 Term Loan (1 month CME Term SOFR + 7.500%) 12.073%, 08/06/2029	1,210,000	1,174,910
		2,450,884
Consumer discretionary – 0.5%
Adtalem Global Education, Inc., 2024 1st Lien Term Loan B (1 month CME Term SOFR + 2.750%) 7.323%, 08/12/2028	253,313	254,580
Clarios Global LP, 2024 USD Term Loan B (1 month CME Term SOFR + 2.500%) 7.073%, 05/06/2030	389,025	391,215
First Brands Group LLC, 2021 Term Loan (3 month CME Term SOFR + 5.000%) 9.847%, 03/30/2027	357,050	344,553
		990,348
Financials – 0.8%
Acrisure LLC, 2024 Term Loan B6 (1 month CME Term SOFR + 3.250%) 7.849%, 11/06/2030	440,642	441,101
Asurion LLC, 2022 Term Loan B10 (1 month CME Term SOFR + 4.000%) 8.673%, 08/19/2028	979,277	980,295
Deerfield Dakota Holding LLC, 2021 USD 2nd Lien Term Loan (3 month CME Term SOFR + 6.750%) 11.615%, 04/07/2028	250,000	241,250
		1,662,646
Health care – 0.6%
Cotiviti, Inc., 2024 Term Loan (1 month CME Term SOFR + 3.000%) 7.672%, 05/01/2031	398,000	399,493

29

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
TERM LOANS (H) (continued)
Health care (continued)
Eyecare Partners LLC, 2024 Second Out Term Loan B (3 month CME Term SOFR + 1.000%) 5.717%, 11/30/2028	$480,510	$358,941
LifePoint Health, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 3.750%) 8.406%, 05/17/2031	475,880	477,075
		1,235,509
Industrials – 0.7%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B (1 month CME Term SOFR + 3.750%) 8.423%, 05/12/2028	776,000	780,850
Genesee & Wyoming, Inc., 2024 Term Loan B (3 month CME Term SOFR + 2.000%) 6.604%, 04/10/2031	420,000	421,092
United Airlines, Inc., 2024 1st Lien Term Loan B (3 month CME Term SOFR + 2.000%) 6.635%, 02/22/2031	192,050	193,010
		1,394,952
Information technology – 1.3%
Dcert Buyer, Inc., 2019 Term Loan B (1 month CME Term SOFR + 4.000%) 8.573%, 10/16/2026	615,252	601,871
Dcert Buyer, Inc., 2021 2nd Lien Term Loan (1 month CME Term SOFR + 7.000%) 11.573%, 02/19/2029	880,000	735,900
MRI Software LLC, 2020 Term Loan (3 month CME Term SOFR + 4.750%) 9.736%, 02/10/2027	68,132	67,962
MRI Software LLC, 2020 Term Loan B (3 month CME Term SOFR + 4.750%) 9.354%, 02/10/2027	118,458	118,162
Neptune Bidco US, Inc., 2022 USD Term Loan B (3 month CME Term SOFR + 5.000%) 9.758%, 04/11/2029	236,400	214,977
Vericast Corp., 2024 Extended Term Loan (3 month CME Term SOFR + 7.750%) 12.354%, 06/15/2030	907,515	859,308
		2,598,180
Materials – 0.3%
Arctic Canadian Diamond Company, Ltd., 2nd Lien PIK Term Loan (10.000% Cash or 12.500% PIK) 10.000%, 12/31/2027 (F)	511,968	479,868
TOTAL TERM LOANS (Cost $11,290,640)		$10,812,387
ASSET-BACKED SECURITIES – 6.1%
AGL CLO, Ltd. Series 2021-11A, Class E (3 month CME Term SOFR + 6.622%) 11.278%, 04/15/2034 (A)(D)	350,000	351,778
Aimco CLO, Ltd. Series 2020-12A, Class DR (3 month CME Term SOFR + 2.900%) 7.547%, 01/17/2032 (A)(D)	440,000	441,481
Ares CLO, Ltd. Series 2017-44A, Class CR (3 month CME Term SOFR + 3.662%) 8.318%, 04/15/2034 (A)(D)	410,000	412,223
Balboa Bay Loan Funding, Ltd. Series 2022-1A, Class D (3 month CME Term SOFR + 4.000%) 8.617%, 04/20/2034 (A)(D)	290,000	291,156
High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ballyrock CLO, Ltd. Series 2022-19A, Class D (3 month CME Term SOFR + 7.110%) 11.727%, 04/20/2035 (A)(D)	$450,000	$451,475
Barings CLO, Ltd.
Series 2018-3A, Class D (3 month CME Term SOFR + 3.162%) 7.779%, 07/20/2029 (A)(D)	250,000	251,943
Series 2023-3A, Class D (3 month CME Term SOFR + 4.500%) 9.156%, 10/15/2036 (A)(D)	250,000	255,785
Battalion CLO, Ltd. Series 2021-20A, Class D (3 month CME Term SOFR + 3.362%) 8.018%, 07/15/2034 (A)(D)	250,000	246,831
Blueberry Park CLO, Ltd. Series 2024-1A, Class D1 (3 month CME Term SOFR + 2.900%) 8.026%, 10/20/2037 (A)(D)	240,000	243,347
BlueMountain CLO XXXI, Ltd. Series 2021-31A, Class E (3 month CME Term SOFR + 6.792%) 11.409%, 04/19/2034 (A)(D)	170,000	168,759
CarVal CLO XI C, Ltd. Series 2024-3A, Class D1 (3 month CME Term SOFR + 3.000%) 7.571%, 10/20/2037 (A)(D)	460,000	461,829
CIFC Funding, Ltd. Series 2017-5A, Class DR (3 month CME Term SOFR + 3.050%) 7.697%, 07/17/2037 (A)(D)	200,000	202,342
Dryden CLO, Ltd. Series 2018-70A, Class E (3 month CME Term SOFR + 6.312%) 10.959%, 01/16/2032 (A)(D)	750,000	743,324
Greenwood Park CLO, Ltd.
Series 2018-1A, Class D (3 month CME Term SOFR + 2.762%) 7.418%, 04/15/2031 (A)(D)	530,000	530,948
Series 2018-1A, Class E (3 month CME Term SOFR + 5.212%) 9.868%, 04/15/2031 (A)(D)	750,000	750,062
Greywolf CLO IV, Ltd. Series 2019-1A, Class CR (3 month CME Term SOFR + 3.910%) 8.557%, 04/17/2034 (A)(D)	390,000	391,583
HalseyPoint CLO 3, Ltd. Series 2020-3A, Class D1R (3 month CME Term SOFR + 4.300%) 8.889%, 07/30/2037 (A)(D)	390,000	394,315
Magnetite XXIV, Ltd. Series 2019-24A, Class ER (3 month CME Term SOFR + 6.400%) 11.056%, 04/15/2035 (A)(D)	250,000	251,234
Mountain View CLO IX, Ltd. Series 2015-9A, Class CR (3 month CME Term SOFR + 3.382%) 8.038%, 07/15/2031 (A)(D)	670,000	667,592
Mountain View CLO XVI, Ltd. Series 2022-1A, Class DR (3 month CME Term SOFR + 4.190%) 8.846%, 04/15/2034 (A)(D)	340,000	344,256
Neuberger Berman Loan Advisers CLO, Ltd. Series 2017-25A, Class D1R2 (3 month CME Term SOFR + 3.100%) 7.732%, 07/18/2038 (A)(D)	250,000	251,480

30

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Octagon 55, Ltd. Series 2021-1A, Class D (3 month CME Term SOFR + 3.362%) 7.979%, 07/20/2034 (A)(D)	$410,000	$411,439
OHA Credit Funding, Ltd. Series 2022-11A, Class D1R (3 month CME Term SOFR + 2.850%) 7.467%, 07/19/2037 (A)(D)	280,000	282,773
OZLM XI, Ltd. Series 2015-11A, Class CR (3 month CME Term SOFR + 3.862%) 8.451%, 10/30/2030 (A)(D)	1,000,000	1,006,912
Palmer Square CLO, Ltd. Series 2022-3A, Class D1R (3 month CME Term SOFR + 2.950%) 7.567%, 07/20/2037 (A)(D)	400,000	404,876
Palmer Square Loan Funding, Ltd. Series 2022-3A, Class CR (3 month CME Term SOFR + 3.000%) 7.656%, 04/15/2031 (A)(D)	310,000	311,039
Rockland Park CLO, Ltd. Series 2021-1A, Class E (3 month CME Term SOFR + 6.512%) 11.129%, 04/20/2034 (A)(D)	200,000	200,994
Sculptor CLO XXVI, Ltd. Series 2026-A, Class E (3 month CME Term SOFR + 7.512%) 12.129%, 07/20/2034 (A)(D)	390,000	381,779
TCI-Symphony CLO, Ltd. Series 2016-1A, Class DR2 (3 month CME Term SOFR + 3.362%) 8.018%, 10/13/2032 (A)(D)	300,000	301,053
Trinitas CLO XXVI, Ltd. Series 2023-26A, Class D (3 month CME Term SOFR + 4.500%) 9.117%, 01/20/2035 (A)(D)	500,000	502,683
Valley Stream Park CLO, Ltd. Series 2022-1A, Class DRR (3 month CME Term SOFR + 2.700%) 7.199%, 01/20/2037 (A)(D)	330,000	330,000
TOTAL ASSET-BACKED SECURITIES (Cost $12,072,861)		$12,237,291
COMMON STOCKS – 0.3%
Communication services – 0.0%
New Cotai, Inc., Class B (F)(I)(J)	11	0
Energy – 0.2%
Chord Energy Corp.	3,199	407,936
KCAD Holdings I, Ltd. (F)(I)(J)	752,218,031	752
MWO Holdings LLC (F)(I)(J)	1,134	7,053
Permian Production (F)(J)	35,417	21,250
		436,991
Health care – 0.1%
Endo, Inc. (J)	3,956	90,197
TOTAL COMMON STOCKS (Cost $7,520,298)		$527,188
ESCROW SHARES – 0.0%
Arctic Canadian Diamonds Holding Units (F)(J)	518	37,943
TOTAL ESCROW SHARES (Cost $0)		$37,943
High Yield Fund (continued)
	Shares or Principal Amount	Value
ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc. (F)(J)	$4,380,000	$0
Par Pharmaceutical, Inc. (F)(J)	770,000	25,256
TOTAL ESCROW CERTIFICATES (Cost $0)		$25,256
SHORT-TERM INVESTMENTS – 3.8%
Short-term funds – 3.8%
John Hancock Collateral Trust, 4.4849% (K)(L)	636,183	6,363,551
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.5773% (K)	1,197,867	1,197,867
TOTAL SHORT-TERM INVESTMENTS (Cost $7,561,478)		$7,561,418
Total Investments (High Yield Fund) (Cost $219,614,863) – 100.9%		$201,375,550
Other assets and liabilities, net – (0.9%)		(1,862,343)
TOTAL NET ASSETS – 100.0%		$199,513,207
Currency Abbreviations
GBP	Pound Sterling
Security Abbreviations and Legend
CME	CME Group Published Rates
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $153,194,617 or 76.8% of the fund's net assets as of 11-30-24.
(B)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $6,134,839.
(C)	Non-income producing - Issuer is in default.
(D)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(H)	Term loans are variable rate obligations. The rate shown represents the rate at period end.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to Portfolio of Investments.
(J)	Non-income producing security.
(K)	The rate shown is the annualized seven-day yield as of 11-30-24.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

31

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
5-Year U.S. Treasury Note Futures	117	Long	Mar 2025	$12,512,060	$12,589,383	$77,323
						$77,323

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	231,621	USD	168,849	BNP	1/16/2025	—	$(3,127)
GBP	707,285	USD	925,680	BNP	1/16/2025	—	(25,772)
MXN	1,466,420	USD	74,789	JPM	1/16/2025	—	(3,057)
USD	279,993	EUR	254,004	BNP	1/16/2025	$11,049	—
						$11,049	$(31,956)

SWAPS
Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	OneMain Finance Corp.	474,000	USD	$474,000	5.000%	Quarterly	Jun 2029	$(50,185)	$(18,791)	$(68,976)
Centrally cleared	Transocean, Inc.	417,000	USD	417,000	1.000%	Quarterly	Jun 2029	48,495	(2,975)	45,520
				$891,000				$(1,690)	$(21,766)	$(23,456)
Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	Nabors Industries, Inc.	5.058%	417,000	USD	$417,000	1.000%	Quarterly	Jun 2029	$(69,211)	$7,159	$(62,052)
Centrally cleared	American Airlines Group Inc.	4.812%	867,000	USD	867,000	5.000%	Quarterly	Dec 2029	(57,070)	72,256	15,186
Centrally cleared	American Axle & Manufacturing, Inc.	3.655%	447,000	USD	447,000	5.000%	Quarterly	Dec 2029	14,964	14,693	29,657
Centrally cleared	Calpine Corp.	1.292%	860,000	USD	860,000	5.000%	Quarterly	Dec 2029	124,328	26,834	151,162
					$2,591,000				$13,011	$120,942	$133,953
Derivatives Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
MXN	Mexican Peso
USD	U.S. Dollar
Derivatives Abbreviations
BNP	BNP Paribas
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
International Strategic Equity Allocation Fund
	Shares or Principal Amount	Value
COMMON STOCKS - 96.0%
Australia - 4.9%
Ampol, Ltd.	30,043	$570,999
ANZ Group Holdings, Ltd.	393,822	8,026,664
APA Group	166,219	784,375
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Aristocrat Leisure, Ltd.	74,390	$3,298,927

32

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Australia (continued)
ASX, Ltd.	25,734	$1,111,167
Aurizon Holdings, Ltd.	663	1,465
BHP Group, Ltd.	663,829	17,504,709
BlueScope Steel, Ltd.	57,696	836,009
Brambles, Ltd.	182,066	2,266,800
carsales.com, Ltd.	46,347	1,259,685
Cochlear, Ltd.	8,516	1,695,703
Coles Group, Ltd.	174,515	2,119,411
Commonwealth Bank of Australia	219,436	22,780,644
Computershare, Ltd.	69,635	1,450,862
CSL, Ltd.	63,246	11,660,199
Dexus	143,587	683,125
Endeavour Group, Ltd.	197,135	563,413
Fortescue, Ltd.	222,399	2,757,173
Goodman Group	224,443	5,572,311
Insurance Australia Group, Ltd.	316,775	1,765,750
Macquarie Group, Ltd.	47,922	7,247,940
Medibank Private, Ltd.	361,865	903,718
Mineral Resources, Ltd.	22,751	502,057
Mirvac Group	518,358	732,237
MMG, Ltd. (A)	532,000	182,605
National Australia Bank, Ltd.	405,817	10,388,172
Northern Star Resources, Ltd.	147,865	1,695,518
Orica, Ltd.	63,706	754,838
Origin Energy, Ltd.	223,778	1,589,823
Pilbara Minerals, Ltd. (A)	369,617	579,585
Pro Medicus, Ltd.	7,547	1,245,509
Qantas Airways, Ltd. (A)	105,923	607,924
QBE Insurance Group, Ltd.	199,594	2,607,602
Ramsay Health Care, Ltd.	23,930	619,837
REA Group, Ltd.	6,857	1,130,931
Reece, Ltd.	29,503	497,357
Rio Tinto, Ltd.	48,681	3,768,244
Santos, Ltd.	418,165	1,807,629
Scentre Group	679,221	1,634,022
SEEK, Ltd.	46,061	788,699
SGH, Ltd.	26,477	858,365
Sonic Healthcare, Ltd.	59,854	1,118,802
South32, Ltd.	588,481	1,428,180
Stockland	315,365	1,076,689
Suncorp Group, Ltd.	172,318	2,218,253
Telstra Group, Ltd.	532,940	1,372,438
The GPT Group	254,350	791,101
The Lottery Corp., Ltd.	287,124	973,436
Transurban Group	388,578	3,253,276
Treasury Wine Estates, Ltd.	106,454	789,654
Vicinity, Ltd.	505,154	713,169
Washington H. Soul Pattinson & Company, Ltd.	30,913	703,615
Wesfarmers, Ltd.	148,678	6,988,471
Westpac Banking Corp.	453,809	9,907,683
WiseTech Global, Ltd.	21,821	1,833,257
Woodside Energy Group, Ltd.	247,139	3,964,074
Woolworths Group, Ltd.	159,399	3,144,854
		167,128,955
Austria - 0.1%
Erste Group Bank AG	43,435	2,384,161
OMV AG	18,531	742,999
Verbund AG	8,524	681,041
voestalpine AG	13,034	252,590
		4,060,791
Belgium - 0.5%
Ageas SA/NV	22,366	1,130,551
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Belgium (continued)
Anheuser-Busch InBev SA/NV	117,678	$6,324,268
D'ieteren Group	2,826	604,393
Elia Group SA/NV	3,814	357,520
Groupe Bruxelles Lambert NV	10,868	752,863
KBC Group NV	29,841	2,157,799
Lotus Bakeries NV	54	650,014
Sofina SA	2,019	469,313
Syensqo SA	9,863	734,278
UCB SA	16,577	3,250,776
Umicore SA	80	866
Warehouses De Pauw CVA	23,118	511,517
		16,944,158
Brazil - 1.0%
Ambev SA	630,900	1,322,239
Atacadao SA (A)	85,800	91,977
B3 SA - Brasil Bolsa Balcao	748,960	1,142,709
Banco Bradesco SA	189,138	348,300
Banco BTG Pactual SA	160,000	798,830
Banco do Brasil SA	226,800	927,661
BB Seguridade Participacoes SA	96,500	536,966
BRF SA	78,500	322,386
Caixa Seguridade Participacoes SA	89,700	213,486
CCR SA	121,700	220,673
Centrais Eletricas Brasileiras SA	159,600	904,262
Cia de Saneamento Basico do Estado de Sao Paulo	59,000	898,709
Cia Siderurgica Nacional SA	88,800	163,083
Cosan SA	156,200	258,049
CPFL Energia SA	26,900	146,419
Embraer SA (A)	96,700	923,639
Energisa SA	31,900	210,694
Engie Brasil Energia SA	26,025	163,716
Equatorial Energia SA	153,600	773,769
Hapvida Participacoes e Investimentos SA (A)(B)	650,509	285,425
Hypera SA	50,800	163,541
Inter & Company, Inc., Class A	31,421	145,165
JBS SA	104,300	641,214
Klabin SA	109,360	395,687
Localiza Rent a Car SA	120,445	736,266
Natura & Company Holding SA	119,700	269,369
NU Holdings, Ltd., Class A (A)	393,645	4,932,372
PagSeguro Digital, Ltd., Class A (A)	27,508	201,909
Petroleo Brasileiro SA	482,800	3,442,381
PRIO SA	104,500	692,464
Raia Drogasil SA	166,664	661,748
Rede D'Or Sao Luiz SA (B)	107,000	474,821
Rumo SA	172,400	550,713
Sendas Distribuidora SA (A)	177,900	189,230
StoneCo, Ltd., Class A (A)	34,029	322,595
Suzano SA	103,927	1,073,850
Telefonica Brasil SA	55,300	453,021
TIM SA	112,700	290,329
TOTVS SA	71,900	326,232
Ultrapar Participacoes SA	92,900	271,283
Vale SA	452,038	4,447,655
Vibra Energia SA	132,100	448,984
WEG SA	223,440	1,997,175
XP, Inc., Class A	50,273	680,696
		34,461,692
Canada - 8.3%
Agnico Eagle Mines, Ltd.	65,240	5,510,719
Air Canada (A)	26,532	471,589

33

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Alimentation Couche-Tard, Inc.	100,298	$5,888,715
AltaGas, Ltd.	40,428	989,584
ARC Resources, Ltd.	77,924	1,438,203
Atco, Ltd., Class I	957	33,480
Bank of Montreal	95,716	9,121,409
Barrick Gold Corp.	230,321	4,029,651
BCE, Inc.	12,061	326,066
Brookfield Asset Management, Ltd., Class A (C)	49,086	2,807,619
Brookfield Corp. (A)	179,813	11,037,555
Brookfield Wealth Solutions, Ltd. (A)	775	47,556
BRP, Inc.	4,914	239,479
CAE, Inc. (A)	44,286	1,039,102
Cameco Corp.	56,859	3,380,959
Canadian Apartment Properties REIT	12,273	402,189
Canadian Imperial Bank of Commerce	123,951	8,029,967
Canadian National Railway Company	70,615	7,888,927
Canadian Natural Resources, Ltd.	278,264	9,415,919
Canadian Pacific Kansas City, Ltd.	121,889	9,338,976
Canadian Tire Corp., Ltd., Class A	7,266	799,180
Canadian Utilities, Ltd., Class A	19,768	506,466
CCL Industries, Inc., Class B	20,259	1,123,756
Cenovus Energy, Inc.	182,520	2,878,498
CGI, Inc.	26,983	3,036,250
CI Financial Corp.	2,616	58,017
Constellation Software, Inc.	2,628	8,818,052
Dollarama, Inc.	37,240	3,894,367
Element Fleet Management Corp.	54,721	1,167,470
Emera, Inc.	39,644	1,516,046
Empire Company, Ltd., Class A	18,996	571,624
Enbridge, Inc.	285,406	12,387,197
Fairfax Financial Holdings, Ltd.	2,764	3,915,658
First Capital Real Estate Investment Trust	1,871	23,894
First Quantum Minerals, Ltd. (A)	92,878	1,272,383
FirstService Corp.	5,469	1,062,511
Fortis, Inc.	66,695	2,982,113
Franco-Nevada Corp.	25,240	3,097,739
George Weston, Ltd.	8,104	1,303,221
GFL Environmental, Inc.	28,867	1,360,618
Gildan Activewear, Inc.	19,915	988,602
Great-West Lifeco, Inc.	41,050	1,478,627
Hydro One, Ltd. (B)	45,443	1,487,231
iA Financial Corp., Inc.	13,588	1,292,852
IGM Financial, Inc.	14,215	480,145
Imperial Oil, Ltd.	24,984	1,843,040
Intact Financial Corp.	23,742	4,529,642
Ivanhoe Mines, Ltd., Class A (A)	89,492	1,214,491
Keyera Corp.	31,270	1,041,030
Kinross Gold Corp.	162,751	1,579,791
Loblaw Companies, Ltd.	20,433	2,663,930
Lundin Mining Corp.	89,181	872,032
Magna International, Inc.	37,447	1,691,207
MEG Energy Corp.	36,172	652,365
Metro, Inc.	28,939	1,890,269
National Bank of Canada	44,990	4,469,276
Northland Power, Inc.	1,698	24,444
Nutrien, Ltd.	65,173	3,042,539
Onex Corp.	9,378	764,280
Open Text Corp.	36,118	1,100,012
Pan American Silver Corp.	48,053	1,056,099
Parkland Corp.	18,721	487,932
Pembina Pipeline Corp.	77,556	3,214,581
Power Corp. of Canada	77,964	2,626,179
Quebecor, Inc., Class B	22,296	525,052
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Restaurant Brands International, Inc.	39,677	$2,761,137
RioCan Real Estate Investment Trust	5,901	80,124
Rogers Communications, Inc., Class B	47,855	1,711,097
Royal Bank of Canada	185,023	23,273,741
Saputo, Inc.	34,757	648,195
Shopify, Inc., Class A (A)	157,280	18,187,659
SmartCentres Real Estate Investment Trust	1,789	32,916
South Bow Corp. (A)	26,856	700,149
Stantec, Inc.	15,371	1,337,010
Sun Life Financial, Inc.	79,947	4,907,999
Suncor Energy, Inc. (C)	167,155	6,602,387
TC Energy Corp.	135,920	6,646,251
Teck Resources, Ltd., Class B	60,637	2,830,347
TELUS Corp.	66,633	1,036,344
TFI International, Inc.	10,637	1,616,007
The Bank of Nova Scotia	162,123	9,246,471
The Descartes Systems Group, Inc. (A)	11,556	1,350,931
The Toronto-Dominion Bank	228,616	12,931,039
Thomson Reuters Corp.	20,851	3,391,890
TMX Group, Ltd.	38,446	1,220,342
Toromont Industries, Ltd.	11,229	925,156
Tourmaline Oil Corp.	43,934	2,072,042
West Fraser Timber Company, Ltd.	7,404	732,653
Wheaton Precious Metals Corp.	59,526	3,708,763
WSP Global, Inc.	16,548	2,937,401
		285,116,423
Chile - 0.1%
Antofagasta PLC	49,801	1,079,695
Banco de Chile	5,795,182	661,057
Banco de Credito e Inversiones SA	11,220	318,429
Banco Santander Chile	8,271,426	393,255
Cencosud SA	163,489	344,535
Cia Sud Americana de Vapores SA	82,685	4,418
Empresas CMPC SA	146,033	228,079
Empresas COPEC SA	48,365	302,459
Enel Americas SA	2,749,408	252,430
Enel Chile SA	3,512,196	193,017
Falabella SA (A)	114,046	390,687
Latam Airlines Group SA	19,304,606	267,952
		4,436,013
China - 7.3%
360 Security Technology, Inc., Class A	58,600	109,573
37 Interactive Entertainment Network Technology Group Company, Ltd., Class A	17,300	40,592
AAC Technologies Holdings, Inc.	95,144	430,061
Accelink Technologies Company, Ltd., Class A	6,900	40,518
ACM Research Shanghai, Inc., Class A	1,511	24,485
Advanced Micro-Fabrication Equipment, Inc., Class A	4,409	136,186
AECC Aero-Engine Control Company, Ltd., Class A	16,400	50,368
AECC Aviation Power Company, Ltd., Class A	25,300	147,154
Agricultural Bank of China, Ltd., Class A	666,500	443,894
Agricultural Bank of China, Ltd., H Shares	3,683,544	1,845,260
Aier Eye Hospital Group Company, Ltd., Class A	70,884	144,841
Air China, Ltd., Class A (A)	85,700	98,422
Akeso, Inc. (A)(B)	78,504	741,022
Alibaba Group Holding, Ltd.	1,987,883	21,710,162
Aluminum Corp. of China, Ltd., A Shares	110,900	116,580

34

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Aluminum Corp. of China, Ltd., H Shares	510,805	$305,321
Amlogic Shanghai Company, Ltd., Class A (A)	2,897	27,780
Angel Yeast Company, Ltd., Class A	6,500	31,129
Anhui Conch Cement Company, Ltd., Class A	35,200	125,246
Anhui Conch Cement Company, Ltd., H Shares	157,939	413,974
Anhui Gujing Distillery Company, Ltd., B Shares	13,900	199,880
Anhui Gujing Distillery Company, Ltd., Class A	3,400	89,682
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	18,400	89,768
Anhui Kouzi Distillery Company, Ltd., Class A	5,700	32,176
Anhui Yingjia Distillery Company, Ltd., Class A	5,600	47,950
Anjoy Foods Group Company, Ltd., Class A	2,000	24,427
Anker Innovations Technology Company, Ltd., Class A	3,250	37,100
ANTA Sports Products, Ltd.	166,083	1,658,841
Asymchem Laboratories Tianjin Company, Ltd., Class A	1,740	20,326
Autobio Diagnostics Company, Ltd., Class A	4,000	25,798
Autohome, Inc., ADR	8,653	238,044
Avary Holding Shenzhen Company, Ltd., Class A	18,700	87,158
AVIC Airborne Systems Company, Ltd.	28,980	50,530
AVIC Industry-Finance Holdings Company, Ltd., Class A	9,900	5,665
AviChina Industry & Technology Company, Ltd., H Shares	359,295	175,113
AVICOPTER PLC, Class A	9,600	54,777
BAIC BluePark New Energy Technology Company, Ltd., Class A (A)	46,100	58,629
Baidu, Inc., Class A (A)	298,285	3,166,621
Bank of Beijing Company, Ltd., Class A	185,200	146,767
Bank of Changsha Company, Ltd., Class A	36,600	43,421
Bank of Chengdu Company, Ltd., Class A	35,400	78,197
Bank of China, Ltd., Class A	257,900	178,932
Bank of China, Ltd., H Shares	10,522,899	4,906,477
Bank of Communications Company, Ltd., Class A	321,000	326,042
Bank of Communications Company, Ltd., H Shares	1,146,090	830,240
Bank of Hangzhou Company, Ltd., Class A	51,200	100,531
Bank of Jiangsu Company, Ltd., Class A	166,100	208,472
Bank of Nanjing Company, Ltd., Class A	91,700	134,193
Bank of Ningbo Company, Ltd., Class A	53,600	183,700
Bank of Shanghai Company, Ltd., Class A	115,500	131,157
Bank of Suzhou Company, Ltd., Class A	41,100	45,150
Baoshan Iron & Steel Company, Ltd., Class A	178,600	163,971
Beijing Enlight Media Company, Ltd., Class A	26,000	31,985
Beijing Kingsoft Office Software, Inc., Class A	3,420	140,605
Beijing New Building Materials PLC, Class A	13,500	53,432
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	10,000	18,956
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Beijing Roborock Technology Company, Ltd., Class A	1,434	$42,880
Beijing Tiantan Biological Products Corp., Ltd., Class A	14,540	43,338
Beijing Tongrentang Company, Ltd., Class A	10,600	60,025
Beijing Wantai Biological Pharmacy Enterprise Company, Ltd., Class A	8,069	81,578
Beijing Yanjing Brewery Company, Ltd., Class A	25,600	36,956
Beijing-Shanghai High Speed Railway Company, Ltd., Class A	386,600	307,217
Bethel Automotive Safety Systems Company, Ltd., Class A	4,380	26,446
Bilibili, Inc., Class Z (A)	30,013	575,376
Bloomage Biotechnology Corp., Ltd., Class A	2,254	18,568
BOC International China Company, Ltd., Class A	31,300	50,424
BOE Technology Group Company, Ltd., Class A	288,700	172,310
BYD Company, Ltd., Class A	14,200	544,138
BYD Company, Ltd., H Shares	135,472	4,468,542
BYD Electronic International Company, Ltd.	104,301	466,589
By-health Company, Ltd., Class A	8,300	14,454
Caitong Securities Company, Ltd., Class A	51,000	59,641
Cambricon Technologies Corp., Ltd., Class A (A)	3,171	248,410
Cathay Biotech, Inc., Class A	3,921	24,299
CGN Power Company, Ltd., Class A	126,500	68,555
CGN Power Company, Ltd., H Shares (B)	1,403,089	466,753
Changchun High & New Technology Industry Group, Inc., Class A	2,400	35,763
Changjiang Securities Company, Ltd., Class A	60,700	58,839
Changzhou Xingyu Automotive Lighting Systems Company, Ltd., Class A	2,100	39,217
Chaozhou Three-Circle Group Company, Ltd., Class A	14,100	71,516
Chifeng Jilong Gold Mining Company, Ltd., Class A	10,400	24,495
China CITIC Bank Corp., Ltd., H Shares	1,197,061	764,850
China Coal Energy Company, Ltd., H Shares	267,593	318,256
China Communications Services Corp., Ltd., H Shares	322,874	170,158
China Construction Bank Corp., Class A	85,800	94,859
China Construction Bank Corp., H Shares	12,605,124	9,530,225
China CSSC Holdings, Ltd., Class A	36,900	180,967
China Eastern Airlines Corp., Ltd., Class A (A)	83,500	47,251
China Energy Engineering Corp., Ltd., Class A	257,100	83,465
China Everbright Bank Company, Ltd., Class A	392,500	195,939
China Everbright Bank Company, Ltd., H Shares	424,138	147,444
China Feihe, Ltd. (B)	458,868	339,318
China Galaxy Securities Company, Ltd., Class A	63,200	136,965
China Galaxy Securities Company, Ltd., H Shares	456,520	414,903

35

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Great Wall Securities Company, Ltd., Class A	44,200	$53,551
China Greatwall Technology Group Company, Ltd., Class A (A)	26,200	61,348
China Hongqiao Group, Ltd.	371,832	546,104
China Huishan Dairy Holdings Company, Ltd. (A)(D)	175,000	0
China International Capital Corp., Ltd., Class A	18,200	89,865
China International Capital Corp., Ltd., H Shares (B)	197,249	345,342
China Jushi Company, Ltd., Class A	31,200	49,249
China Life Insurance Company, Ltd., Class A	22,500	132,048
China Life Insurance Company, Ltd., H Shares	999,911	1,909,447
China Literature, Ltd. (A)(B)	52,850	193,584
China Longyuan Power Group Corp., Ltd., H Shares	413,016	341,897
China Mengniu Dairy Company, Ltd.	411,329	905,854
China Merchants Bank Company, Ltd., Class A	166,600	841,969
China Merchants Bank Company, Ltd., H Shares	508,387	2,330,245
China Merchants Energy Shipping Company, Ltd., Class A	61,800	54,121
China Merchants Expressway Network & Technology Holdings Company, Ltd., Class A	45,500	74,857
China Merchants Securities Company, Ltd., Class A	63,300	168,500
China Merchants Shekou Industrial Zone Holdings Company, Ltd., Class A	74,400	121,880
China Minsheng Banking Corp., Ltd., Class A	294,600	161,881
China Minsheng Banking Corp., Ltd., H Shares	875,767	341,746
China National Building Material Company, Ltd., H Shares	587,361	252,013
China National Chemical Engineering Company, Ltd., Class A	54,000	61,176
China National Medicines Corp., Ltd., Class A	6,900	32,792
China National Nuclear Power Company, Ltd., Class A	151,700	198,100
China National Software & Service Company, Ltd., Class A (A)	6,760	52,228
China Northern Rare Earth Group High-Tech Company, Ltd., Class A	21,700	68,746
China Oilfield Services, Ltd., H Shares	235,334	203,782
China Pacific Insurance Group Company, Ltd., Class A	60,000	282,985
China Pacific Insurance Group Company, Ltd., H Shares	345,363	1,093,386
China Petroleum & Chemical Corp., Class A	250,700	221,380
China Petroleum & Chemical Corp., H Shares	3,197,946	1,718,525
China Railway Group, Ltd., Class A	166,500	148,235
China Railway Group, Ltd., H Shares	543,115	262,528
China Railway Signal & Communication Corp., Ltd., Class A	62,292	55,036
China Rare Earth Resources and Technology Company, Ltd., Class A	5,600	24,044
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China Resources Microelectronics, Ltd., Class A	7,092	$49,665
China Resources Mixc Lifestyle Services, Ltd. (B)	86,281	327,188
China Resources Pharmaceutical Group, Ltd. (B)	242,250	163,785
China Resources Sanjiu Medical & Pharmaceutical Company, Ltd., Class A	10,420	65,211
China Shenhua Energy Company, Ltd., Class A	48,300	267,453
China Shenhua Energy Company, Ltd., H Shares	447,502	1,860,794
China Southern Airlines Company, Ltd., Class A (A)	82,900	77,777
China State Construction Engineering Corp., Ltd., Class A	347,400	288,564
China Three Gorges Renewables Group Company, Ltd., Class A	201,000	127,041
China Tourism Group Duty Free Corp., Ltd., Class A	15,200	147,331
China Tower Corp., Ltd., H Shares (B)	5,832,852	767,516
China United Network Communications, Ltd., Class A	259,400	185,380
China Vanke Company, Ltd., Class A (A)	90,500	108,289
China Vanke Company, Ltd., H Shares (A)	280,023	232,923
China XD Electric Company, Ltd., Class A	41,700	43,732
China Yangtze Power Company, Ltd., Class A	192,100	726,151
China Zheshang Bank Company, Ltd., Class A	196,800	79,064
Chongqing Brewery Company, Ltd., Class A	3,200	27,554
Chongqing Changan Automobile Company, Ltd., Class A	69,010	132,622
Chongqing Rural Commercial Bank Company, Ltd., Class A	99,600	77,640
Chongqing Zhifei Biological Products Company, Ltd., Class A	15,750	64,540
Citic Pacific Special Steel Group Company, Ltd., Class A	18,600	30,492
CITIC Securities Company, Ltd., Class A	103,300	440,937
CITIC Securities Company, Ltd., H Shares	204,842	584,226
CITIC, Ltd.	765,235	855,435
CMOC Group, Ltd., Class A	142,300	144,514
CMOC Group, Ltd., H Shares	483,272	362,129
CNGR Advanced Material Company, Ltd., Class A	3,820	21,259
CNOOC Energy Technology & Services, Ltd., Class A	56,000	31,599
CNPC Capital Company, Ltd., Class A	71,400	74,552
Contemporary Amperex Technology Company, Ltd., Class A	34,320	1,250,831
COSCO SHIPPING Development Company, Ltd., Class A	56,800	20,594
COSCO SHIPPING Energy Transportation Company, Ltd., Class A	26,100	45,396
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	167,224	127,773
COSCO SHIPPING Holdings Company, Ltd., Class A	99,600	187,976
COSCO SHIPPING Holdings Company, Ltd., H Shares	377,991	530,562
Country Garden Holdings Company, Ltd. (A)(D)	1,499,443	67,533

36

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
CRRC Corp., Ltd., Class A	196,100	$215,885
CRRC Corp., Ltd., H Shares	578,773	339,095
CSC Financial Company, Ltd., Class A	35,500	134,566
CSPC Innovation Pharmaceutical Company, Ltd., Class A	11,800	46,984
CSPC Pharmaceutical Group, Ltd.	1,083,785	709,182
Daqin Railway Company, Ltd., Class A	152,800	144,180
Datang International Power Generation Company, Ltd., Class A	92,400	36,154
Dong-E-E-Jiao Company, Ltd., Class A	5,100	41,091
Dongfang Electric Corp., Ltd., Class A	21,800	45,974
Dongxing Securities Company, Ltd., Class A	42,100	66,756
East Money Information Company, Ltd., Class A	130,756	495,247
Eastroc Beverage Group Company, Ltd., Class A	3,280	97,510
Ecovacs Robotics Company, Ltd., Class A	3,800	27,110
Empyrean Technology Company, Ltd., Class A	2,300	40,299
ENN Energy Holdings, Ltd.	103,877	706,013
ENN Natural Gas Company, Ltd., Class A	17,000	43,142
Eoptolink Technology, Inc., Ltd., Class A	6,000	96,039
Eve Energy Company, Ltd., Class A	14,500	98,324
Everbright Securities Company, Ltd., Class A	37,700	103,242
Everdisplay Optronics Shanghai Company, Ltd., Class A (A)	19,303	6,533
FAW Jiefang Group Company, Ltd., Class A	18,800	22,049
First Capital Securities Company, Ltd., Class A	21,400	26,550
Flat Glass Group Company, Ltd., Class A	11,500	40,752
Flat Glass Group Company, Ltd., H Shares	2,145	3,849
Focus Media Information Technology Company, Ltd., Class A	113,500	108,875
Foshan Haitian Flavouring & Food Company, Ltd., Class A	36,644	230,512
Fosun International, Ltd.	290,935	158,216
Founder Securities Company, Ltd., Class A	79,700	94,884
Foxconn Industrial Internet Company, Ltd., Class A	106,500	331,067
Fuyao Glass Industry Group Company, Ltd., Class A	16,400	127,037
Fuyao Glass Industry Group Company, Ltd., H Shares (B)	77,574	522,104
GalaxyCore, Inc., Class A	12,678	28,206
Ganfeng Lithium Group Company, Ltd., Class A	7,060	41,242
Ganfeng Lithium Group Company, Ltd., H Shares (B)	2,654	8,623
GD Power Development Company, Ltd., Class A	141,600	89,644
GEM Company, Ltd., Class A	34,100	32,802
Genscript Biotech Corp. (A)	152,044	212,142
GF Securities Company, Ltd., Class A	53,000	120,975
GF Securities Company, Ltd., H Shares	5,645	7,812
Giant Biogene Holding Company, Ltd. (B)	39,600	255,837
GigaDevice Semiconductor, Inc., Class A (A)	5,300	63,256
Ginlong Technologies Company, Ltd., Class A	2,700	25,537
GoerTek, Inc., Class A	24,900	88,132
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Goldwind Science & Technology Company, Ltd., Class A	29,200	$45,259
Goneo Group Company, Ltd., Class A	4,140	40,873
Gotion High-tech Company, Ltd., Class A	7,800	25,137
Great Wall Motor Company, Ltd., Class A	18,500	67,341
Great Wall Motor Company, Ltd., H Shares	304,749	493,606
Gree Electric Appliances, Inc. of Zhuhai, Class A	23,700	138,472
GRG Banking Equipment Company, Ltd., Class A	17,800	32,279
Guangdong Haid Group Company, Ltd., Class A	12,100	77,991
Guanghui Energy Company, Ltd., Class A	41,200	41,160
Guangzhou Automobile Group Company, Ltd., Class A	38,500	47,326
Guangzhou Automobile Group Company, Ltd., H Shares	354,155	136,136
Guangzhou Baiyun International Airport Company, Ltd., Class A	15,500	20,926
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., Class A	11,300	45,467
Guangzhou Haige Communications Group, Inc. Company, Class A	21,500	38,175
Guangzhou Tinci Materials Technology Company, Ltd., Class A	9,800	33,762
Guolian Securities Company, Ltd., Class A	24,500	41,677
Guosen Securities Company, Ltd., Class A	52,500	83,713
Guotai Junan Securities Company, Ltd., Class A	69,900	184,324
Guoyuan Securities Company, Ltd., Class A	52,700	62,151
H World Group, Ltd., ADR	26,652	857,395
Haidilao International Holding, Ltd. (B)	213,816	430,816
Haier Smart Home Company, Ltd., Class A	54,500	214,774
Haier Smart Home Company, Ltd., H Shares	312,786	1,052,031
Hainan Airlines Holding Company, Ltd., Class A (A)	199,500	48,571
Hainan Airport Infrastructure Company, Ltd., Class A (A)	61,100	32,624
Haitian International Holdings, Ltd.	81,963	209,115
Haitong Securities Company, Ltd., Class A	96,500	152,987
Haitong Securities Company, Ltd., H Shares	337,571	301,535
Hangzhou First Applied Material Company, Ltd., Class A	17,951	43,654
Hangzhou GreatStar Industrial Company, Ltd., Class A	10,200	39,554
Hangzhou Silan Microelectronics Company, Ltd., Class A (A)	10,000	38,514
Hangzhou Tigermed Consulting Company, Ltd., A Shares	2,900	26,099
Hansoh Pharmaceutical Group Company, Ltd. (B)	155,299	387,012
Hebei Yangyuan Zhihui Beverage Company, Ltd., Class A	9,600	28,581
Heilongjiang Agriculture Company, Ltd., Class A	11,100	22,685
Henan Shenhuo Coal Industry & Electricity Power Company, Ltd., Class A	17,400	39,142
Henan Shuanghui Investment & Development Company, Ltd., Class A	25,600	86,956

37

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Hengan International Group Company, Ltd.	83,190	$238,957
Hengli Petrochemical Company, Ltd., Class A	55,000	109,733
Hengtong Optic-electric Company, Ltd., Class A	21,000	51,420
Hengyi Petrochemical Company, Ltd., Class A	29,400	25,392
Hisense Home Appliances Group Company, Ltd., Class A	8,900	33,458
Hisense Home Appliances Group Company, Ltd., H Shares	42,000	119,105
Hisense Visual Technology Company, Ltd., Class A	10,300	27,519
Hithink RoyalFlush Information Network Company, Ltd., Class A	4,500	210,925
HLA Group Corp., Ltd., Class A	36,500	31,047
Hoshine Silicon Industry Company, Ltd., Class A	4,600	37,774
Hua Hong Semiconductor, Ltd. (B)	85,732	227,727
Huadian Power International Corp., Ltd., Class A	65,300	47,734
Huadong Medicine Company, Ltd., Class A	14,100	76,424
Huafon Chemical Company, Ltd., Class A	38,200	44,126
Huagong Tech Company, Ltd., Class A	8,000	39,708
Huaibei Mining Holdings Company, Ltd., Class A	19,500	39,333
Hualan Biological Engineering, Inc., Class A	11,700	27,390
Huaneng Lancang River Hydropower, Inc., Class A	43,400	55,886
Huaneng Power International, Inc., Class A	67,200	64,946
Huaneng Power International, Inc., H Shares	552,352	288,098
Huatai Securities Company, Ltd., Class A	70,400	175,958
Huatai Securities Company, Ltd., H Shares (B)	160,106	276,919
Huaxia Bank Company, Ltd., Class A	109,900	115,190
Huayu Automotive Systems Company, Ltd., Class A	24,100	56,630
Hubei Jumpcan Pharmaceutical Company, Ltd., Class A	7,400	30,658
Huizhou Desay Sv Automotive Company, Ltd., Class A	4,100	71,301
Humanwell Healthcare Group Company, Ltd., Class A	13,000	40,053
Hunan Valin Steel Company, Ltd., Class A	48,000	29,439
Hundsun Technologies, Inc., Class A	12,300	52,617
Hwatsing Technology Company, Ltd., Class A	1,568	41,352
Hygon Information Technology Company, Ltd., Class A	17,762	312,192
IEIT Systems Company, Ltd., Class A	12,100	80,498
Iflytek Company, Ltd., Class A	18,300	130,584
Imeik Technology Development Company, Ltd., Class A	2,200	64,858
Industrial & Commercial Bank of China, Ltd., Class A	490,100	417,439
Industrial & Commercial Bank of China, Ltd., H Shares	9,125,826	5,380,596
Industrial Bank Company, Ltd., Class A	168,800	422,957
Industrial Securities Company, Ltd., Class A	84,900	75,787
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ingenic Semiconductor Company, Ltd., Class A	2,600	$25,033
Inner Mongolia BaoTou Steel Union Company, Ltd., Class A (A)	325,100	86,636
Inner Mongolia Dian Tou Energy Corp., Ltd., Class A	17,300	48,428
Inner Mongolia Junzheng Energy & Chemical Industry Group Company, Ltd., Class A	53,600	35,394
Inner Mongolia Yili Industrial Group Company, Ltd., Class A	51,200	203,377
Inner Mongolia Yitai Coal Company, Ltd., Class B	138,173	304,100
Inner Mongolia Yuan Xing Energy Company, Ltd., Class A	30,800	24,951
Innovent Biologics, Inc. (A)(B)	158,521	790,566
iQIYI, Inc., ADR (A)	62,048	134,024
Isoftstone Information Technology Group Company, Ltd., Class A	7,850	69,602
JA Solar Technology Company, Ltd., Class A	20,688	50,050
JCET Group Company, Ltd., Class A	15,500	83,859
JCHX Mining Management Company, Ltd., Class A	4,000	21,740
JD Health International, Inc. (A)(B)	142,858	526,965
JD Logistics, Inc. (A)(B)	246,294	444,479
JD.com, Inc., Class A	323,053	6,038,827
Jiangsu Eastern Shenghong Company, Ltd., Class A	35,000	46,287
Jiangsu Expressway Company, Ltd., H Shares	158,837	161,403
Jiangsu Hengli Hydraulic Company, Ltd., Class A	10,100	74,410
Jiangsu Hengrui Pharmaceuticals Company, Ltd., Class A	51,000	359,320
Jiangsu King's Luck Brewery JSC, Ltd., Class A	9,800	61,234
Jiangsu Nhwa Pharmaceutical Company, Ltd., Class A	7,200	27,016
Jiangsu Phoenix Publishing & Media Corp., Ltd., Class A	22,200	32,262
Jiangsu Yanghe Brewery Joint-Stock Company, Ltd., Class A	12,100	144,127
Jiangsu Yangnong Chemical Company, Ltd., Class A	1,630	12,348
Jiangsu Yoke Technology Company, Ltd., Class A	4,400	39,173
Jiangsu Yuyue Medical Equipment & Supply Company, Ltd., Class A	7,600	36,366
Jiangsu Zhongtian Technology Company, Ltd., Class A	29,700	65,650
Jiangxi Copper Company, Ltd., Class A	11,400	33,417
Jiangxi Copper Company, Ltd., H Shares	140,515	226,808
Jinduicheng Molybdenum Company, Ltd., Class A	22,100	32,331
Jinko Solar Company, Ltd., Class A	65,198	79,310
Jointown Pharmaceutical Group Company, Ltd., Class A	36,275	27,013
Juneyao Airlines Company, Ltd., Class A	14,400	28,933
Kanzhun, Ltd., ADR	34,069	459,932
KE Holdings, Inc., ADR	84,525	1,593,296
Kingdee International Software Group Company, Ltd. (A)	393,412	446,701
Kingsoft Corp., Ltd.	122,196	497,028

38

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Kuaishou Technology (A)(B)	305,071	$1,912,673
Kuang-Chi Technologies Company, Ltd., Class A	19,600	109,374
Kunlun Tech Company, Ltd., Class A	10,300	66,030
Kweichow Moutai Company, Ltd., Class A	9,700	2,059,831
LB Group Company, Ltd., Class A	19,800	49,053
Lenovo Group, Ltd.	1,052,690	1,245,673
Lens Technology Company, Ltd., Class A	41,400	118,899
Lepu Medical Technology Beijing Company, Ltd., Class A	15,500	25,940
Li Auto, Inc., Class A (A)	160,998	1,906,774
Li Ning Company, Ltd.	304,602	632,768
Liaoning Port Company, Ltd., Class A	155,100	34,064
Lingyi iTech Guangdong Company, Class A	61,100	72,805
Livzon Pharmaceutical Group, Inc., Class A	5,300	28,092
Longfor Group Holdings, Ltd. (B)	266,827	379,035
LONGi Green Energy Technology Company, Ltd., Class A	54,940	140,953
Luxshare Precision Industry Company, Ltd., Class A	56,700	304,976
Luzhou Laojiao Company, Ltd., Class A	11,700	226,101
Mango Excellent Media Company, Ltd., Class A	14,700	58,977
Maxscend Microelectronics Company, Ltd., Class A	3,700	47,739
Meihua Holdings Group Company, Ltd., Class A	15,400	22,854
Meituan, Class B (A)(B)	651,046	13,732,696
Metallurgical Corp. of China, Ltd., Class A	141,100	65,527
Midea Group Company, Ltd., Class A	28,400	276,745
MINISO Group Holding, Ltd. (C)	48,600	243,073
Montage Technology Company, Ltd., Class A	8,758	82,013
Muyuan Foods Company, Ltd., Class A	42,500	240,688
Nanjing Iron & Steel Company, Ltd., Class A	47,500	27,419
Nanjing Securities Company, Ltd., Class A	30,100	37,778
NARI Technology Company, Ltd., Class A	62,948	216,110
National Silicon Industry Group Company, Ltd., Class A	16,314	48,957
NAURA Technology Group Company, Ltd., Class A	4,000	230,897
NetEase, Inc.	252,296	4,392,294
New China Life Insurance Company, Ltd., Class A	19,800	130,640
New China Life Insurance Company, Ltd., H Shares	119,517	367,337
New Hope Liuhe Company, Ltd., Class A (A)	31,000	41,027
New Oriental Education & Technology Group, Inc.	194,958	1,148,153
Ninestar Corp., Class A (A)	10,900	40,419
Ningbo Deye Technology Company, Ltd., Class A	5,252	62,934
Ningbo Joyson Electronic Corp., Class A	9,800	21,508
Ningbo Orient Wires & Cables Company, Ltd., Class A	5,400	43,279
Ningbo Sanxing Medical Electric Company, Ltd., Class A	11,400	48,855
Ningbo Tuopu Group Company, Ltd., Class A	13,390	97,481
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Ningxia Baofeng Energy Group Company, Ltd., Class A	57,000	$127,731
NIO, Inc., Class A (A)	176,570	788,366
Nongfu Spring Company, Ltd., H Shares (B)(C)	261,206	1,120,436
Offshore Oil Engineering Company, Ltd., Class A	32,100	23,722
OFILM Group Company, Ltd., Class A (A)	26,100	48,573
Oppein Home Group, Inc., Class A	3,800	38,011
Orient Securities Company, Ltd., Class A	70,500	106,948
Oriental Pearl Group Company, Ltd., Class A	9,000	10,380
Pangang Group Vanadium Titanium & Resources Company, Ltd., Class A (A)	29,000	11,613
People.cn Company, Ltd., Class A	1,000	3,503
PetroChina Company, Ltd., Class A	161,600	179,988
PetroChina Company, Ltd., H Shares	2,776,130	1,976,609
Pharmaron Beijing Company, Ltd., Class A	12,325	47,331
PICC Property & Casualty Company, Ltd., H Shares	917,292	1,392,730
Ping An Bank Company, Ltd., Class A	160,300	253,397
Ping An Insurance Group Company of China, Ltd., Class A	86,600	642,865
Ping An Insurance Group Company of China, Ltd., H Shares	880,662	5,121,739
Pingdingshan Tianan Coal Mining Company, Ltd., Class A	14,600	21,021
Piotech, Inc., Class A	1,690	46,826
Poly Developments and Holdings Group Company, Ltd., Class A	104,900	149,642
Pop Mart International Group, Ltd. (B)	70,007	812,663
Postal Savings Bank of China Company, Ltd., Class A	235,700	173,432
Postal Savings Bank of China Company, Ltd., H Shares (B)	1,040,504	592,591
Power Construction Corp. of China, Ltd., Class A	138,200	106,847
Qifu Technology, Inc., ADR	15,499	590,667
Qinghai Salt Lake Industry Company, Ltd., Class A (A)	34,600	85,902
Range Intelligent Computing Technology Group Company, Ltd., Class A	10,500	48,504
Rockchip Electronics Company, Ltd., Class A	3,000	35,299
Rongsheng Petrochemical Company, Ltd., Class A	74,600	98,962
SAIC Motor Corp., Ltd., Class A	62,400	152,248
Sailun Group Company, Ltd., Class A	24,200	49,593
Sanan Optoelectronics Company, Ltd., Class A	33,900	60,810
Sany Heavy Industry Company, Ltd., Class A	70,400	170,846
Satellite Chemical Company, Ltd., Class A	25,643	63,931
SDIC Capital Company, Ltd., Class A	70,000	75,017
SDIC Power Holdings Company, Ltd., Class A	58,900	124,269
Seres Group Company, Ltd., Class A (A)	12,100	205,386
SF Holding Company, Ltd., Class A	36,400	208,821
SG Micro Corp., Class A	3,270	39,932
Shaanxi Coal Industry Company, Ltd., Class A	74,700	242,343
Shan Xi Hua Yang Group New Energy Company, Ltd., Class A	21,850	22,620

39

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shandong Gold Mining Company, Ltd., Class A	29,100	$98,722
Shandong Gold Mining Company, Ltd., H Shares (B)	91,037	161,798
Shandong Himile Mechanical Science & Technology Company, Ltd., Class A	6,000	36,800
Shandong Hualu Hengsheng Chemical Company, Ltd., Class A	15,800	48,377
Shandong Linglong Tyre Company, Ltd., Class A	11,200	29,760
Shandong Nanshan Aluminum Company, Ltd., Class A	96,900	53,926
Shandong Sun Paper Industry JSC, Ltd., Class A	21,000	42,794
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	323,495	187,197
Shanghai Baosight Software Company, Ltd., Class A	16,972	66,070
Shanghai Baosight Software Company, Ltd., Class B	87,482	145,363
Shanghai BOCHU Electronic Technology Corp., Ltd., Class A	1,288	32,318
Shanghai Electric Group Company, Ltd., Class A (A)	87,900	104,176
Shanghai Electric Power Company, Ltd., Class A	15,900	20,919
Shanghai Fosun Pharmaceutical Group Company, Ltd., Class A	15,600	57,649
Shanghai International Airport Company, Ltd., Class A	7,600	36,850
Shanghai International Port Group Company, Ltd., Class A	54,800	44,030
Shanghai Jinjiang International Hotels Company, Ltd., Class A	700	2,523
Shanghai Lingang Holdings Corp., Ltd., Class A	11,100	16,104
Shanghai M&G Stationery, Inc., Class A	4,500	20,824
Shanghai Moons' Electric Company, Ltd., Class A	300	2,246
Shanghai Pharmaceuticals Holding Company, Ltd., Class A	23,100	69,653
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	90,296	151,092
Shanghai Pudong Development Bank Company, Ltd., Class A	240,400	316,322
Shanghai Putailai New Energy Technology Company, Ltd., Class A	12,410	34,356
Shanghai RAAS Blood Products Company, Ltd., Class A	47,400	49,501
Shanghai Rural Commercial Bank Company, Ltd., Class A	79,300	91,530
Shanghai United Imaging Healthcare Company, Ltd., Class A	5,601	102,153
Shanghai Zhangjiang High-Tech Park Development Company, Ltd., Class A	13,000	51,297
Shanjin International Gold Company, Ltd., Class A	22,900	51,686
Shanxi Coal International Energy Group Company, Ltd., Class A	14,000	23,927
Shanxi Coking Coal Energy Group Company, Ltd., Class A	38,700	43,771
Shanxi Lu'an Environmental Energy Development Company, Ltd., Class A	21,000	42,608
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Shanxi Xinghuacun Fen Wine Factory Company, Ltd., Class A	9,300	$264,008
Shenergy Company, Ltd., Class A	41,600	47,312
Shengyi Technology Company, Ltd., Class A	19,300	56,494
Shennan Circuits Company, Ltd., Class A	4,200	57,742
Shenwan Hongyuan Group Company, Ltd., Class A	196,400	146,161
Shenzhen Capchem Technology Company, Ltd., Class A	5,640	32,173
Shenzhen Energy Group Company, Ltd., Class A	28,800	26,461
Shenzhen Goodix Technology Company, Ltd., Class A	4,000	45,841
Shenzhen Inovance Technology Company, Ltd., Class A	9,200	77,232
Shenzhen Mindray Bio-Medical Electronics Company, Ltd., Class A	9,100	330,241
Shenzhen New Industries Biomedical Engineering Company, Ltd., Class A	6,000	54,498
Shenzhen Salubris Pharmaceuticals Company, Ltd., Class A	8,900	42,921
Shenzhen Transsion Holdings Company, Ltd., Class A	8,192	108,084
Shenzhen YUTO Packaging Technology Company, Ltd., Class A	5,100	17,333
Shenzhou International Group Holdings, Ltd.	108,591	840,682
Shijiazhuang Yiling Pharmaceutical Company, Ltd., Class A	13,000	31,051
Sichuan Changhong Electric Company, Ltd., Class A	2,000	3,011
Sichuan Chuantou Energy Company, Ltd., Class A	37,400	85,312
Sichuan Kelun Pharmaceutical Company, Ltd., Class A	13,600	61,780
Sichuan Road and Bridge Group Company, Ltd., Class A	34,100	35,263
Sieyuan Electric Company, Ltd., Class A	6,100	65,721
Silergy Corp.	43,000	563,091
Sinolink Securities Company, Ltd., Class A	41,200	52,109
Sinoma International Engineering Company, Class A	19,300	27,948
Sinopharm Group Company, Ltd., H Shares	176,953	463,848
Sinotruk Hong Kong, Ltd.	90,500	251,302
Smoore International Holdings, Ltd. (B)	240,334	356,759
Songcheng Performance Development Company, Ltd., Class A	800	1,052
SooChow Securities Company, Ltd., Class A	49,700	56,795
Southwest Securities Company, Ltd., Class A	75,400	50,614
Spring Airlines Company, Ltd., Class A	7,100	56,169
Sungrow Power Supply Company, Ltd., Class A	15,820	178,937
Sunny Optical Technology Group Company, Ltd.	92,664	756,907
Sunwoda Electronic Company, Ltd., Class A	16,700	53,221
SUPCON Technology Company, Ltd., Class A	4,492	30,319
Suzhou Dongshan Precision Manufacturing Company, Ltd., Class A	15,000	53,479

40

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Suzhou Maxwell Technologies Company, Ltd., Class A	1,384	$23,738
Suzhou TFC Optical Communication Company, Ltd., Class A	4,520	65,001
TAL Education Group, ADR (A)	54,127	537,481
TBEA Company, Ltd., Class A	30,110	56,805
TCL Technology Group Corp., Class A	147,370	95,808
TCL Zhonghuan Renewable Energy Technology Company, Ltd., Class A	24,100	35,208
Tencent Holdings, Ltd.	855,595	44,185,717
Tencent Music Entertainment Group, ADR	98,481	1,123,668
The People's Insurance Company Group of China, Ltd., Class A	80,100	80,546
The People's Insurance Company Group of China, Ltd., H Shares	1,195,879	572,423
Thunder Software Technology Company, Ltd., Class A	500	3,842
Tian Di Science & Technology Company, Ltd., Class A	32,200	26,708
Tianfeng Securities Company, Ltd., Class A (A)	26,800	18,171
Tianqi Lithium Corp., Class A	8,500	45,098
Tianshan Aluminum Group Company, Ltd., Class A	33,400	37,522
Tianshui Huatian Technology Company, Ltd., Class A	26,000	42,726
Tingyi Cayman Islands Holding Corp.	257,102	323,207
Tongcheng Travel Holdings, Ltd.	165,912	407,888
TongFu Microelectronics Company, Ltd., Class A	11,600	48,170
Tongkun Group Company, Ltd., Class A	20,900	33,553
Tongling Nonferrous Metals Group Company, Ltd., Class A	95,200	43,805
Tongwei Company, Ltd., Class A	30,400	115,884
Topsports International Holdings, Ltd. (B)	263,128	82,978
TravelSky Technology, Ltd., H Shares	124,173	168,046
Trina Solar Company, Ltd., Class A	11,483	38,891
Trip.com Group, Ltd. (A)	72,349	4,702,949
Tsingtao Brewery Company, Ltd., Class A	7,100	71,949
Tsingtao Brewery Company, Ltd., H Shares	78,597	493,208
Unigroup Guoxin Microelectronics Company, Ltd., Class A	5,579	51,213
Unisplendour Corp., Ltd., Class A	24,000	84,909
Universal Scientific Industrial Shanghai Company, Ltd., Class A	13,300	26,213
Victory Giant Technology Huizhou Company, Ltd., Class A	8,000	45,128
Vipshop Holdings, Ltd., ADR	48,906	675,392
Wanda Film Holding Company, Ltd., Class A (A)	14,600	24,897
Wanhua Chemical Group Company, Ltd., Class A	24,600	254,162
Weichai Power Company, Ltd., Class A	56,400	105,130
Weichai Power Company, Ltd., H Shares	252,633	350,316
Weihai Guangwei Composites Company, Ltd., Class A	6,600	31,691
Wens Foodstuffs Group Company, Ltd., Class A	52,200	125,852
Western Mining Company, Ltd., Class A	22,800	53,517
Western Securities Company, Ltd., Class A	41,200	51,424
Western Superconducting Technologies Company, Ltd., Class A	3,901	24,084
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Will Semiconductor Company, Ltd., Class A	9,445	$129,658
Wingtech Technology Company, Ltd., Class A	8,200	46,277
Wintime Energy Group Company, Ltd., Class A	182,200	39,920
Wuhan Guide Infrared Company, Ltd., Class A	18,478	20,379
Wuliangye Yibin Company, Ltd., Class A	31,000	633,220
WUS Printed Circuit Kunshan Company, Ltd., Class A	15,800	81,859
WuXi AppTec Company, Ltd., Class A	20,800	145,073
WuXi AppTec Company, Ltd., H Shares (B)	44,694	272,196
WuXi Biologics Cayman, Inc. (A)(B)	460,120	887,356
XCMG Construction Machinery Company, Ltd., Class A	97,400	109,262
Xiamen C & D, Inc., Class A	18,300	24,938
Xiamen Tungsten Company, Ltd., Class A	4,100	11,829
Xiaomi Corp., Class B (A)(B)	2,010,834	7,237,151
Xinjiang Daqo New Energy Company, Ltd., Class A	4,665	18,739
Xinyi Solar Holdings, Ltd.	635,086	283,684
XPeng, Inc., A Shares (A)	160,476	967,890
Yadea Group Holdings, Ltd. (B)	156,485	248,789
Yankuang Energy Group Company, Ltd., Class A	37,770	76,599
Yankuang Energy Group Company, Ltd., H Shares	424,584	489,429
Yantai Jereh Oilfield Services Group Company, Ltd., Class A	7,500	36,675
Yealink Network Technology Corp., Ltd., Class A	9,480	49,914
Yifeng Pharmacy Chain Company, Ltd., Class A	7,928	25,775
Yihai Kerry Arawana Holdings Company, Ltd., Class A	11,300	53,749
Yonyou Network Technology Company, Ltd., Class A (A)	25,200	46,242
Youngor Fashion Company, Ltd., Class A	39,200	43,998
YTO Express Group Company, Ltd., Class A	24,500	49,078
Yum China Holdings, Inc.	51,049	2,376,331
Yunnan Aluminium Company, Ltd., Class A	26,000	49,438
Yunnan Baiyao Group Company, Ltd., Class A	14,740	117,224
Yunnan Chihong Zinc&Germanium Company, Ltd., Class A	42,300	34,291
Yunnan Energy New Material Company, Ltd., Class A	6,600	34,195
Yunnan Tin Company, Ltd., Class A	15,600	31,937
Yunnan Yuntianhua Company, Ltd., Class A	15,600	47,544
Yutong Bus Company, Ltd., Class A	19,900	60,319
Zangge Mining Company, Ltd., Class A	9,100	36,482
Zhangzhou Pientzehuang Pharmaceutical Company, Ltd., Class A	4,500	145,885
Zhaojin Mining Industry Company, Ltd., H Shares	194,743	286,391
Zhejiang Century Huatong Group Company, Ltd., Class A (A)	60,100	36,893
Zhejiang China Commodities City Group Company, Ltd., Class A	42,900	85,134

41

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Zhejiang Chint Electrics Company, Ltd., Class A	14,600	$46,028
Zhejiang Dahua Technology Company, Ltd., Class A	24,500	55,612
Zhejiang Dingli Machinery Company, Ltd., Class A	3,500	29,551
Zhejiang Expressway Company, Ltd., H Shares	214,255	141,303
Zhejiang Huahai Pharmaceutical Company, Ltd., Class A	11,100	28,058
Zhejiang Huayou Cobalt Company, Ltd., Class A	9,310	41,958
Zhejiang Jingsheng Mechanical & Electrical Company, Ltd., Class A	4,600	22,278
Zhejiang Juhua Company, Ltd., Class A	23,000	71,708
Zhejiang Leapmotor Technology Company, Ltd. (A)(B)	64,300	235,113
Zhejiang Longsheng Group Company, Ltd., Class A	27,400	38,540
Zhejiang NHU Company, Ltd., Class A	25,580	77,143
Zhejiang Sanhua Intelligent Controls Company, Ltd., Class A	15,400	49,550
Zhejiang Supor Company, Ltd., Class A	3,000	21,756
Zhejiang Wanfeng Auto Wheel Company, Ltd., Class A	20,300	55,703
Zhejiang Weiming Environment Protection Company, Ltd., Class A	8,080	23,065
Zhejiang Weixing New Building Materials Company, Ltd., Class A	9,600	17,326
Zhejiang Zheneng Electric Power Company, Ltd., Class A	88,700	66,163
Zheshang Securities Company, Ltd., Class A	39,400	69,398
Zhongji Innolight Company, Ltd., Class A	9,080	160,550
Zhongjin Gold Corp., Ltd., Class A	37,400	65,133
Zhongsheng Group Holdings, Ltd.	109,054	216,349
Zhongtai Securities Company, Ltd., Class A	56,700	54,793
Zhuzhou CRRC Times Electric Company, Ltd., Class A	7,242	46,813
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	62,992	223,673
Zijin Mining Group Company, Ltd., Class A	169,200	370,333
Zijin Mining Group Company, Ltd., H Shares	734,396	1,423,474
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	58,400	56,508
ZTE Corp., Class A	36,200	156,894
ZTE Corp., H Shares	93,375	228,167
ZTO Express Cayman, Inc.	55,300	1,053,876
		250,570,302
Colombia - 0.0%
Bancolombia SA	35,005	306,371
Interconexion Electrica SA ESP	63,826	241,876
		548,247
Czech Republic - 0.0%
CEZ AS	20,764	835,843
Komercni banka AS	10,152	346,345
Moneta Money Bank AS (B)	34,864	179,590
		1,361,778
Denmark - 1.5%
A.P. Moller - Maersk A/S, Series A	152	249,847
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
A.P. Moller - Maersk A/S, Series B	559	$951,346
Carlsberg A/S, Class B	9,191	948,286
Coloplast A/S, B Shares	12,081	1,524,827
Danske Bank A/S	66,079	1,901,237
Demant A/S (A)	9,525	364,722
DSV A/S	16,425	3,517,851
Genmab A/S (A)	5,999	1,292,918
Novo Nordisk A/S, Class B	308,602	33,072,828
Novonesis A/S, B Shares	33,856	1,986,807
Orsted A/S (A)(B)	18,092	1,007,246
Pandora A/S	7,890	1,273,090
ROCKWOOL A/S, B Shares	913	333,847
Tryg A/S	33,624	775,984
Vestas Wind Systems A/S (A)	96,827	1,516,061
Zealand Pharma A/S (A)	6,142	636,287
		51,353,184
Egypt - 0.0%
Commercial International Bank Egypt SAE	31,181	51,182
Eastern Company SAE	17,449	9,546
Talaat Moustafa Group	12,138	14,194
		74,922
Finland - 0.6%
Elisa OYJ	16,928	767,043
Fortum OYJ	54,104	815,637
Kesko OYJ, B Shares	32,927	654,652
Kone OYJ, B Shares	41,252	2,138,921
Metso OYJ	75,667	665,713
Neste OYJ	51,102	777,836
Nokia OYJ	649,038	2,726,240
Nordea Bank ABP	380,682	4,301,509
Orion OYJ, Class B	12,985	613,615
Sampo OYJ, A Shares	55,726	2,387,006
Stora Enso OYJ, R Shares	71,374	693,354
UPM-Kymmene OYJ	64,535	1,697,728
Wartsila OYJ ABP	61,507	1,119,359
		19,358,613
France - 6.0%
Accor SA	22,888	1,057,219
Aeroports de Paris SA	3,979	460,847
Air Liquide SA	68,195	11,343,210
Airbus SE	70,408	11,005,153
Alstom SA (A)	41,049	924,630
Amundi SA (B)	8,002	521,255
Arkema SA	6,627	525,828
AXA SA	218,109	7,601,709
BioMerieux	4,783	500,027
BNP Paribas SA	120,500	7,202,962
Bollore SE	82,683	510,126
Bouygues SA	21,662	644,803
Bureau Veritas SA	37,204	1,133,029
Capgemini SE	18,285	2,939,310
Carrefour SA	63,093	960,837
Cie de Saint-Gobain SA	53,755	4,908,326
Cie Generale des Etablissements Michelin SCA	80,065	2,604,744
Covivio SA	6,404	351,287
Credit Agricole SA	126,064	1,688,354
Danone SA	75,902	5,191,665
Dassault Aviation SA	2,514	500,930
Dassault Systemes SE	78,574	2,712,119
Edenred SE	29,195	966,393
Eiffage SA	8,395	757,988
Engie SA	214,320	3,416,457

42

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
EssilorLuxottica SA	35,037	$8,516,553
Eurazeo SE	5,486	403,218
Gecina SA	5,218	525,616
Getlink SE	34,184	558,982
Hermes International SCA	3,732	8,145,547
Ipsen SA	4,343	502,265
Kering SA	8,792	2,058,703
Klepierre SA	24,665	745,517
La Francaise des Jeux SAEM (B)	11,568	457,462
Legrand SA	31,001	3,110,621
L'Oreal SA	28,371	9,871,554
LVMH Moet Hennessy Louis Vuitton SE	32,449	20,341,880
Orange SA (C)	216,870	2,311,401
Pernod Ricard SA	23,851	2,672,141
Publicis Groupe SA	27,058	2,939,301
Renault SA	22,754	976,506
Rexel SA	26,838	693,715
Safran SA	40,659	9,487,521
Sanofi SA	134,495	13,063,099
Sartorius Stedim Biotech	3,469	661,930
Schneider Electric SE	63,476	16,352,717
Schneider Electric SE (Euronext London Exchange)	1,178	303,757
SEB SA	2,887	274,283
Societe Generale SA	85,779	2,274,208
Sodexo SA	10,300	856,572
Teleperformance SE	6,466	608,869
Thales SA	11,558	1,729,523
TotalEnergies SE	253,810	14,751,450
Unibail-Rodamco-Westfield (A)	14,010	1,148,354
Veolia Environnement SA	79,914	2,329,541
Vinci SA	58,771	6,211,721
Vivendi SE	85,135	782,649
		206,096,384
Germany - 5.5%
adidas AG	20,987	4,962,974
Allianz SE	51,240	15,862,051
BASF SE	115,753	5,201,721
Bayer AG	127,561	2,618,675
Bayerische Motoren Werke AG	41,823	3,110,600
Bechtle AG	10,244	337,141
Beiersdorf AG	12,692	1,646,715
Brenntag SE	16,600	1,072,028
Carl Zeiss Meditec AG, Bearer Shares	5,190	311,432
Commerzbank AG	128,920	1,978,320
Continental AG	14,107	928,394
Covestro AG (A)(B)	24,283	1,482,310
CTS Eventim AG & Company KGaA	8,014	709,264
Daimler Truck Holding AG	64,061	2,428,167
Delivery Hero SE (A)(B)	24,024	986,952
Deutsche Bank AG	247,726	4,213,376
Deutsche Boerse AG	24,718	5,787,235
Deutsche Lufthansa AG	76,155	511,257
Deutsche Telekom AG	452,079	14,462,397
DHL Group	132,190	4,863,896
E.ON SE	288,507	3,718,521
Evonik Industries AG	32,186	591,715
Fresenius Medical Care AG	26,646	1,172,755
Fresenius SE & Company KGaA (A)	54,885	1,931,995
GEA Group AG	19,578	980,331
Hannover Rueck SE	8,030	2,098,670
Heidelberg Materials AG	17,755	2,245,174
Henkel AG & Company KGaA	12,112	920,563
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Infineon Technologies AG	169,448	$5,523,462
Knorr-Bremse AG	9,298	710,789
LEG Immobilien SE	9,729	902,614
Mercedes-Benz Group AG	97,326	5,471,585
Merck KGaA	16,819	2,520,894
MTU Aero Engines AG	7,087	2,416,085
Muenchener Rueckversicherungs-Gesellschaft AG	17,540	9,178,129
Nemetschek SE	7,387	766,646
Puma SE	13,585	638,393
Rational AG	657	615,327
Rheinmetall AG	5,733	3,781,458
RWE AG	81,864	2,761,839
SAP SE	135,549	32,188,182
Scout24 SE (B)	9,385	846,218
Siemens AG	98,690	19,171,262
Siemens Energy AG (A)	83,367	4,522,827
Siemens Healthineers AG (B)	36,426	1,977,777
Symrise AG	17,183	1,900,803
Talanx AG	8,809	746,835
Vonovia SE	96,200	3,190,929
Zalando SE (A)(B)	28,990	906,572
		187,873,255
Greece - 0.1%
Alpha Services and Holdings SA	285,619	444,221
Eurobank Ergasias Services and Holdings SA	362,044	767,765
Hellenic Telecommunications Organization SA	18,788	296,898
JUMBO SA	15,075	393,716
Metlen Energy & Metals SA	11,585	381,627
National Bank of Greece SA	120,748	852,412
OPAP SA	20,450	335,506
Piraeus Financial Holdings SA	174,293	640,890
Public Power Corp. SA	7,504	90,930
		4,203,965
Hong Kong - 1.8%
AIA Group, Ltd.	1,641,674	12,361,148
Alibaba Health Information Technology, Ltd. (A)(C)	711,746	337,563
Beijing Enterprises Holdings, Ltd.	63,970	201,677
Beijing Enterprises Water Group, Ltd.	533,340	146,286
BOC Hong Kong Holdings, Ltd.	543,801	1,677,900
Bosideng International Holdings, Ltd.	491,812	256,803
C&D International Investment Group, Ltd. (C)	86,246	142,945
China Gas Holdings, Ltd.	349,302	290,200
China Merchants Port Holdings Company, Ltd.	164,231	260,450
China Overseas Land & Investment, Ltd.	500,752	865,237
China Power International Development, Ltd.	554,969	211,655
China Resources Beer Holdings Company, Ltd.	211,162	717,017
China Resources Gas Group, Ltd.	120,673	433,117
China Resources Land, Ltd.	421,711	1,260,654
China Resources Power Holdings Company, Ltd.	248,808	570,062
China Ruyi Holdings, Ltd. (A)(C)	797,326	210,683
China State Construction International Holdings, Ltd.	263,116	367,368
China Taiping Insurance Holdings Company, Ltd.	201,929	320,440

43

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Chow Tai Fook Jewellery Group, Ltd.	250,631	$231,254
CK Asset Holdings, Ltd.	280,573	1,151,083
CK Hutchison Holdings, Ltd.	394,634	2,063,741
CK Infrastructure Holdings, Ltd.	93,299	644,392
CLP Holdings, Ltd.	238,844	2,011,791
Far East Horizon, Ltd.	250,693	169,039
Futu Holdings, Ltd., ADR (A)	8,505	741,891
Galaxy Entertainment Group, Ltd.	318,387	1,427,942
GCL Technology Holdings, Ltd. (A)	2,787,736	522,703
Geely Automobile Holdings, Ltd.	782,860	1,409,614
Guangdong Investment, Ltd.	380,587	239,301
Hang Seng Bank, Ltd.	110,633	1,319,989
Henderson Land Development Company, Ltd.	208,796	655,764
HKT Trust & HKT, Ltd.	543,846	676,658
Hong Kong & China Gas Company, Ltd.	1,623,498	1,235,336
Hong Kong Exchanges & Clearing, Ltd.	177,585	6,685,400
Hongkong Land Holdings, Ltd.	158,346	720,246
Jardine Matheson Holdings, Ltd.	23,167	1,011,889
Kunlun Energy Company, Ltd.	507,215	480,020
Link REIT	370,485	1,620,557
MTR Corp., Ltd.	220,212	774,947
Orient Overseas International, Ltd.	16,727	214,470
Power Assets Holdings, Ltd.	203,306	1,336,404
Prudential PLC	353,482	2,897,013
Sino Biopharmaceutical, Ltd.	1,362,160	573,899
Sino Land Company, Ltd.	539,297	528,776
SITC International Holdings Company, Ltd.	191,947	500,784
Sun Hung Kai Properties, Ltd.	212,363	2,122,343
Swire Pacific, Ltd., Class A	61,125	503,297
Techtronic Industries Company, Ltd.	202,113	2,876,699
The Wharf Holdings, Ltd.	154,000	423,702
Want Want China Holdings, Ltd.	614,564	346,415
WH Group, Ltd. (B)	1,213,866	967,642
Wharf Real Estate Investment Company, Ltd.	242,027	652,344
		60,368,550
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	48,862	334,899
OTP Bank NYRT	28,101	1,523,185
Richter Gedeon NYRT	17,501	465,515
		2,323,599
India - 5.4%
ABB India, Ltd.	6,672	585,991
Adani Enterprises, Ltd.	18,328	534,630
Adani Green Energy, Ltd. (A)	39,432	615,635
Adani Ports & Special Economic Zone, Ltd.	67,287	949,023
Adani Power, Ltd. (A)	95,506	626,969
Ambuja Cements, Ltd.	76,938	487,898
APL Apollo Tubes, Ltd.	20,260	363,160
Apollo Hospitals Enterprise, Ltd.	12,556	1,019,123
Ashok Leyland, Ltd.	183,169	503,498
Asian Paints, Ltd.	47,369	1,390,665
Astral, Ltd.	16,422	348,125
AU Small Finance Bank, Ltd. (B)	44,974	312,129
Aurobindo Pharma, Ltd.	33,357	497,965
Avenue Supermarts, Ltd. (A)(B)	20,252	890,110
Axis Bank, Ltd.	286,010	3,860,253
Bajaj Auto, Ltd.	8,407	899,892
Bajaj Finance, Ltd.	34,723	2,704,568
Bajaj Finserv, Ltd.	47,704	894,498
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Bajaj Holdings & Investment, Ltd.	3,302	$410,902
Balkrishna Industries, Ltd.	9,453	311,646
Bank of Baroda	128,182	374,685
Bharat Electronics, Ltd.	463,939	1,695,333
Bharat Forge, Ltd.	31,943	504,203
Bharat Heavy Electricals, Ltd.	132,800	396,814
Bharat Petroleum Corp., Ltd.	188,923	657,111
Bharti Airtel, Ltd.	319,899	6,184,216
Bosch, Ltd.	903	372,830
Britannia Industries, Ltd.	13,455	786,655
Canara Bank	225,918	273,561
CG Power & Industrial Solutions, Ltd.	76,277	662,548
Cholamandalam Investment and Finance Company, Ltd.	52,597	770,589
Cipla, Ltd.	65,698	1,193,116
Coal India, Ltd.	230,421	1,140,041
Colgate-Palmolive India, Ltd.	16,931	578,904
Container Corp. of India, Ltd.	30,364	297,466
Cummins India, Ltd.	17,527	722,977
Dabur India, Ltd.	66,124	412,783
Divi's Laboratories, Ltd.	14,862	1,088,411
Dixon Technologies India, Ltd.	4,130	775,633
DLF, Ltd.	93,997	917,631
Dr. Reddy's Laboratories, Ltd.	72,736	1,036,520
Eicher Motors, Ltd.	17,088	978,511
GAIL India, Ltd.	288,090	682,334
GMR Airports Infrastructure, Ltd. (A)	301,878	297,463
Godrej Consumer Products, Ltd.	51,549	762,056
Godrej Properties, Ltd. (A)	15,629	515,757
Grasim Industries, Ltd.	32,989	1,018,408
Havells India, Ltd.	31,050	633,658
HCL Technologies, Ltd.	118,656	2,606,034
HDFC Asset Management Company, Ltd. (B)	12,126	605,514
HDFC Bank, Ltd.	531,758	11,344,108
HDFC Life Insurance Company, Ltd. (B)	123,202	958,692
Hero MotoCorp, Ltd.	15,073	851,922
Hindalco Industries, Ltd.	168,411	1,313,339
Hindustan Aeronautics, Ltd.	25,531	1,355,421
Hindustan Petroleum Corp., Ltd.	119,115	544,456
Hindustan Unilever, Ltd.	102,730	3,032,713
ICICI Bank, Ltd.	652,691	10,031,286
ICICI Lombard General Insurance Company, Ltd. (B)	31,487	693,831
ICICI Prudential Life Insurance Company, Ltd. (B)	46,458	384,767
IDFC First Bank, Ltd. (A)	438,396	332,691
Indian Oil Corp., Ltd.	351,787	579,869
Indian Railway Catering & Tourism Corp., Ltd.	28,515	276,381
Indus Towers, Ltd. (A)	152,136	631,041
IndusInd Bank, Ltd.	35,438	417,979
Info Edge India, Ltd.	8,827	865,700
Infosys, Ltd.	415,313	9,155,153
InterGlobe Aviation, Ltd. (A)(B)	21,791	1,132,319
ITC, Ltd.	374,850	2,120,626
Jindal Stainless, Ltd.	41,032	330,614
Jindal Steel & Power, Ltd.	44,876	483,448
Jio Financial Services, Ltd. (A)	356,824	1,391,294
JSW Energy, Ltd.	43,140	335,298
JSW Steel, Ltd.	74,806	857,546
Jubilant Foodworks, Ltd.	44,125	336,531
Kotak Mahindra Bank, Ltd.	137,001	2,863,757
Larsen & Toubro, Ltd.	84,245	3,719,230

44

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
LTIMindtree, Ltd. (B)	9,066	$663,903
Lupin, Ltd.	28,716	698,177
Macrotech Developers, Ltd. (B)	37,437	553,367
Mahindra & Mahindra, Ltd.	116,793	4,124,626
Mankind Pharma, Ltd. (A)	12,487	379,130
Marico, Ltd.	64,525	491,545
Maruti Suzuki India, Ltd.	15,657	2,058,266
Max Healthcare Institute, Ltd.	97,103	1,124,376
Mphasis, Ltd.	13,068	461,641
MRF, Ltd.	286	423,928
Muthoot Finance, Ltd.	15,032	342,514
Nestle India, Ltd.	41,561	1,100,351
NHPC, Ltd.	384,017	373,167
NMDC, Ltd.	128,372	350,955
NTPC, Ltd.	545,048	2,349,342
Oil & Natural Gas Corp., Ltd.	394,597	1,203,564
Oil India, Ltd.	61,540	357,705
Oracle Financial Services Software, Ltd.	2,767	384,552
Page Industries, Ltd.	719	380,175
PB Fintech, Ltd. (A)	37,290	832,206
Persistent Systems, Ltd.	13,427	939,677
Petronet LNG, Ltd.	91,346	365,333
PI Industries, Ltd.	9,377	452,026
Pidilite Industries, Ltd.	18,731	680,760
Polycab India, Ltd.	6,604	572,758
Power Finance Corp., Ltd.	187,541	1,101,879
Power Grid Corp. of India, Ltd.	582,442	2,272,260
Prestige Estates Projects, Ltd.	17,778	346,757
Punjab National Bank	275,109	343,016
Rail Vikas Nigam, Ltd.	65,712	339,664
REC, Ltd.	165,939	1,049,548
Reliance Industries, Ltd.	760,609	11,665,087
Samvardhana Motherson International, Ltd.	338,901	654,390
SBI Cards & Payment Services, Ltd.	33,331	276,463
SBI Life Insurance Company, Ltd. (B)	57,857	985,893
Shree Cement, Ltd.	1,101	339,085
Shriram Finance, Ltd.	35,237	1,259,417
Siemens, Ltd.	11,220	1,007,750
Solar Industries India, Ltd.	3,406	430,870
Sona BLW Precision Forgings, Ltd. (B)	50,468	401,243
SRF, Ltd.	16,247	435,514
State Bank of India	224,600	2,234,725
Sun Pharmaceutical Industries, Ltd.	120,209	2,541,694
Sundaram Finance, Ltd.	8,302	390,026
Supreme Industries, Ltd.	7,954	434,481
Suzlon Energy, Ltd. (A)	1,191,791	895,689
Tata Communications, Ltd.	14,180	295,486
Tata Consultancy Services, Ltd.	112,924	5,713,327
Tata Consumer Products, Ltd.	74,039	842,337
Tata Elxsi, Ltd.	4,118	325,192
Tata Motors, Ltd.	251,568	2,354,159
Tata Steel, Ltd.	935,518	1,604,357
Tech Mahindra, Ltd.	67,179	1,365,543
The Indian Hotels Company, Ltd.	105,929	998,758
The Phoenix Mills, Ltd.	25,165	495,124
The Tata Power Company, Ltd.	178,378	878,014
Thermax, Ltd.	5,167	280,491
Titan Company, Ltd.	44,031	1,696,443
Torrent Pharmaceuticals, Ltd.	12,636	498,731
Torrent Power, Ltd.	20,910	373,766
Trent, Ltd.	22,635	1,823,173
Tube Investments of India, Ltd.	13,148	557,759
TVS Motor Company, Ltd.	29,657	856,341
UltraTech Cement, Ltd.	14,403	1,910,642
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Union Bank of India, Ltd.	190,235	$274,579
United Spirits, Ltd.	36,190	657,082
UPL, Ltd.	56,040	361,997
Varun Beverages, Ltd.	141,885	1,049,492
Vedanta, Ltd.	170,155	916,034
Vodafone Idea, Ltd. (A)	2,971,915	294,712
Wipro, Ltd.	164,718	1,132,601
Yes Bank, Ltd. (A)	1,754,247	415,328
Zomato, Ltd. (A)	826,995	2,748,609
Zydus Lifesciences, Ltd.	32,043	366,847
		185,644,873
Indonesia - 0.4%
Adaro Energy Indonesia Tbk PT	1,622,800	212,943
Amman Mineral Internasional PT (A)	756,700	430,147
Astra International Tbk PT	2,381,900	767,365
Bank Central Asia Tbk PT	6,421,700	4,055,067
Bank Mandiri Persero Tbk PT	4,361,500	1,695,828
Bank Negara Indonesia Persero Tbk PT	1,751,300	551,161
Bank Rakyat Indonesia Persero Tbk PT	7,935,800	2,137,864
Barito Pacific Tbk PT	3,312,100	178,898
Chandra Asri Pacific Tbk PT	911,100	399,607
Charoen Pokphand Indonesia Tbk PT	856,700	252,463
GoTo Gojek Tokopedia Tbk PT (A)	104,881,600	470,276
Indah Kiat Pulp & Paper Tbk PT	296,600	135,865
Indofood CBP Sukses Makmur Tbk PT	271,400	203,916
Indofood Sukses Makmur Tbk PT	511,700	243,860
Kalbe Farma Tbk PT	2,384,900	225,747
Merdeka Copper Gold Tbk PT (A)	1,089,600	127,067
Sumber Alfaria Trijaya Tbk PT	2,145,800	385,713
Telkom Indonesia Persero Tbk PT	5,783,400	991,658
Unilever Indonesia Tbk PT	843,800	99,384
United Tractors Tbk PT	163,900	276,869
		13,841,698
Ireland - 0.8%
AerCap Holdings NV	22,273	2,213,045
AIB Group PLC	150,842	823,136
Bank of Ireland Group PLC	85,844	752,556
DCC PLC	12,413	905,236
Experian PLC	116,958	5,590,999
James Hardie Industries PLC, CHESS Depositary Interest (A)	56,505	2,105,189
Kerry Group PLC, Class A	13,181	1,275,077
Kingspan Group PLC	13,337	1,004,916
PDD Holdings, Inc., ADR (A)	90,714	8,759,344
Smurfit WestRock PLC	44,409	2,443,383
Smurfit WestRock PLC (London Stock Exchange)	88	4,854
		25,877,735
Israel - 0.5%
Azrieli Group, Ltd.	4,916	395,496
Bank Hapoalim BM	148,553	1,707,453
Bank Leumi Le-Israel BM	178,674	2,036,185
Check Point Software Technologies, Ltd. (A)	10,488	1,908,816
CyberArk Software, Ltd. (A)	5,165	1,670,929
Elbit Systems, Ltd.	3,298	801,195
Global-e Online, Ltd. (A)	11,997	627,203
ICL Group, Ltd.	91,672	416,652
Israel Discount Bank, Ltd., Class A	143,414	944,123
Mizrahi Tefahot Bank, Ltd.	17,909	774,652
Monday.com, Ltd. (A)	4,464	1,273,847
Nice, Ltd. (A)	7,524	1,357,846

45

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Teva Pharmaceutical Industries, Ltd., ADR (A)	133,092	$2,233,284
Wix.com, Ltd. (A)	6,261	1,400,836
		17,548,517
Italy - 1.5%
Amplifon SpA	15,194	385,892
Banco BPM SpA	154,696	1,178,767
Davide Campari-Milano NV	74,478	446,971
DiaSorin SpA	2,686	300,321
Enel SpA	994,743	7,163,616
Eni SpA	280,363	3,966,897
Ferrari NV	15,425	6,719,529
FinecoBank SpA	74,188	1,190,412
Generali	128,486	3,675,998
Infrastrutture Wireless Italiane SpA (B)	39,031	402,223
Intesa Sanpaolo SpA (C)	1,789,408	6,868,696
Leonardo SpA	51,715	1,392,713
Mediobanca Banca di Credito Finanziario SpA	61,081	891,422
Moncler SpA	26,818	1,313,284
Nexi SpA (A)(B)	72,446	429,005
Poste Italiane SpA (B)	58,099	815,766
Prysmian SpA	33,267	2,194,347
Recordati Industria Chimica e Farmaceutica SpA	12,579	685,450
Snam SpA	242,034	1,128,150
Telecom Italia SpA (A)	1,234,120	296,479
Terna - Rete Elettrica Nazionale	169,411	1,433,824
UniCredit SpA	180,177	6,920,916
		49,800,678
Japan - 13.9%
Advantest Corp.	96,184	5,326,706
Aeon Company, Ltd.	81,485	1,959,752
AGC, Inc.	24,042	754,549
Aisin Corp.	66,167	698,708
Ajinomoto Company, Inc.	58,412	2,458,175
ANA Holdings, Inc.	18,823	363,699
Asahi Group Holdings, Ltd.	181,920	1,984,298
Asahi Kasei Corp.	156,090	1,115,540
Asics Corp.	86,000	1,737,490
Astellas Pharma, Inc.	225,412	2,347,176
Bandai Namco Holdings, Inc.	74,176	1,570,235
Bridgestone Corp.	71,334	2,551,555
Brother Industries, Ltd.	28,657	505,262
Canon, Inc.	116,993	3,811,373
Capcom Company, Ltd.	43,288	1,016,682
Central Japan Railway Company	95,710	1,971,115
Chubu Electric Power Company, Inc.	80,029	847,278
Chugai Pharmaceutical Company, Ltd.	84,390	3,713,873
Concordia Financial Group, Ltd.	133,917	803,834
Dai Nippon Printing Company, Ltd.	48,586	742,871
Daifuku Company, Ltd.	40,848	852,642
Dai-ichi Life Holdings, Inc.	114,848	3,112,985
Daiichi Sankyo Company, Ltd.	231,788	7,360,603
Daikin Industries, Ltd.	33,234	4,020,813
Daito Trust Construction Company, Ltd.	7,306	815,558
Daiwa House Industry Company, Ltd.	69,955	2,202,511
Daiwa Securities Group, Inc.	169,564	1,140,790
Denso Corp.	236,748	3,389,443
Dentsu Group, Inc.	24,967	638,886
Disco Corp.	11,824	3,231,089
East Japan Railway Company	112,690	2,201,187
Eisai Company, Ltd.	31,725	984,668
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
ENEOS Holdings, Inc.	359,948	$1,949,060
FANUC Corp.	118,802	3,086,624
Fast Retailing Company, Ltd.	24,091	8,255,309
Fuji Electric Company, Ltd.	17,064	964,219
FUJIFILM Holdings Corp.	140,565	3,180,476
Fujitsu, Ltd.	207,720	3,990,865
Hamamatsu Photonics KK	34,168	406,980
Hankyu Hanshin Holdings, Inc.	27,700	760,722
Hikari Tsushin, Inc.	2,391	525,354
Hitachi Construction Machinery Company, Ltd.	13,754	310,856
Hitachi, Ltd.	581,090	14,643,964
Honda Motor Company, Ltd.	564,124	4,867,258
Hoshizaki Corp.	13,516	548,522
Hoya Corp.	44,133	5,705,248
Hulic Company, Ltd.	46,218	416,662
Ibiden Company, Ltd.	15,112	447,746
Idemitsu Kosan Company, Ltd.	121,560	812,143
Inpex Corp.	117,435	1,539,103
Isuzu Motors, Ltd.	74,967	1,000,018
ITOCHU Corp.	149,383	7,391,186
Japan Airlines Company, Ltd.	16,853	280,574
Japan Exchange Group, Inc.	125,706	1,521,176
Japan Post Bank Company, Ltd.	180,297	1,706,018
Japan Post Holdings Company, Ltd.	245,465	2,461,645
Japan Post Insurance Company, Ltd.	25,945	544,092
Japan Real Estate Investment Corp.	156	577,401
Japan Tobacco, Inc.	150,826	4,254,789
JFE Holdings, Inc.	72,625	831,019
Kajima Corp.	49,827	912,071
Kao Corp.	58,504	2,545,538
Kawasaki Kisen Kaisha, Ltd.	49,659	661,690
KDDI Corp.	191,990	6,345,718
Keisei Electric Railway Company, Ltd.	16,111	484,218
Keyence Corp.	24,504	10,632,112
Kikkoman Corp.	85,485	940,594
Kirin Holdings Company, Ltd.	96,203	1,344,306
Kobe Bussan Company, Ltd.	18,887	476,982
Kokusai Electric Corp.	17,900	299,435
Komatsu, Ltd.	116,184	3,145,806
Konami Group Corp.	12,779	1,263,460
Kubota Corp. (C)	125,609	1,574,517
Kyocera Corp.	160,568	1,583,580
Kyowa Kirin Company, Ltd.	30,193	502,345
Lasertec Corp. (C)	10,236	1,127,352
LY Corp.	333,854	921,227
M3, Inc.	55,519	540,022
Makita Corp.	30,060	943,936
Marubeni Corp.	179,013	2,701,921
MatsukiyoCocokara & Company	42,313	594,364
Mazda Motor Corp.	71,039	453,024
McDonald's Holdings Company Japan, Ltd. (C)	10,491	434,333
MEIJI Holdings Company, Ltd.	29,343	627,888
MINEBEA MITSUMI, Inc.	45,668	751,162
Mitsubishi Chemical Group Corp.	169,510	891,810
Mitsubishi Corp.	419,406	7,102,259
Mitsubishi Electric Corp.	238,966	4,057,489
Mitsubishi Estate Company, Ltd.	143,377	2,031,888
Mitsubishi HC Capital, Inc.	98,740	666,236
Mitsubishi Heavy Industries, Ltd.	402,900	5,931,836
Mitsubishi UFJ Financial Group, Inc.	1,390,554	16,597,535
Mitsui & Company, Ltd.	322,990	6,787,434
Mitsui Chemicals, Inc.	21,314	495,348

46

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui Fudosan Company, Ltd.	334,532	$2,804,473
Mitsui OSK Lines, Ltd.	43,521	1,492,112
Mizuho Financial Group, Inc.	302,213	7,630,737
MonotaRO Company, Ltd.	31,404	561,075
MS&AD Insurance Group Holdings, Inc.	162,594	3,641,286
Murata Manufacturing Company, Ltd.	211,956	3,546,610
NEC Corp.	30,906	2,642,412
Nexon Company, Ltd.	42,371	582,756
Nidec Corp.	104,748	1,931,939
Nintendo Company, Ltd.	130,263	7,645,148
Nippon Building Fund, Inc.	931	780,879
Nippon Paint Holdings Company, Ltd. (C)	119,214	818,258
Nippon Prologis REIT, Inc. (C)	279	440,042
Nippon Sanso Holdings Corp.	22,033	644,831
Nippon Steel Corp.	108,542	2,223,414
Nippon Telegraph & Telephone Corp. (C)	3,725,290	3,822,859
Nippon Yusen KK (C)	57,992	1,859,263
Nissan Motor Company, Ltd. (C)	292,591	705,639
Nissin Foods Holdings Company, Ltd.	25,217	670,907
Nitori Holdings Company, Ltd.	10,253	1,316,204
Nitto Denko Corp.	88,815	1,419,955
Nomura Holdings, Inc.	382,188	2,317,064
Nomura Real Estate Holdings, Inc.	13,714	340,920
Nomura Research Institute, Ltd.	47,435	1,452,484
NTT Data Group Corp.	78,997	1,534,997
Obayashi Corp.	81,664	1,166,947
Obic Company, Ltd.	40,900	1,343,377
Olympus Corp.	147,367	2,330,074
Omron Corp.	21,925	700,983
Ono Pharmaceutical Company, Ltd.	45,836	526,617
Oracle Corp. Japan	4,860	498,345
Oriental Land Company, Ltd.	136,658	3,224,650
ORIX Corp.	145,739	3,280,612
Osaka Gas Company, Ltd.	45,803	1,005,795
Otsuka Corp.	28,024	699,951
Otsuka Holdings Company, Ltd.	52,632	3,058,224
Pan Pacific International Holdings Corp.	47,660	1,214,052
Panasonic Holdings Corp.	292,230	2,851,004
Rakuten Group, Inc. (A)	188,906	1,088,693
Recruit Holdings Company, Ltd.	186,212	12,952,473
Renesas Electronics Corp.	211,381	2,772,492
Resona Holdings, Inc.	263,535	2,204,091
Ricoh Company, Ltd.	68,232	777,389
Rohm Company, Ltd.	43,368	406,681
SBI Holdings, Inc.	34,235	865,509
SCREEN Holdings Company, Ltd.	10,400	657,724
SCSK Corp.	19,087	386,766
Secom Company, Ltd.	52,328	1,828,378
Seiko Epson Corp.	35,531	633,072
Sekisui Chemical Company, Ltd.	45,950	744,021
Sekisui House, Ltd.	75,003	1,778,662
Seven & i Holdings Company, Ltd.	277,539	4,820,091
SG Holdings Company, Ltd.	39,257	386,339
Shimadzu Corp.	29,410	829,941
Shimano, Inc.	9,656	1,342,342
Shin-Etsu Chemical Company, Ltd.	226,091	8,389,874
Shionogi & Company, Ltd.	94,558	1,341,280
Shiseido Company, Ltd.	50,306	936,111
Shizuoka Financial Group, Inc.	54,796	488,257
SMC Corp.	7,265	3,099,967
SoftBank Corp.	3,567,360	4,610,850
SoftBank Group Corp.	129,218	7,746,249
Sompo Holdings, Inc.	119,584	3,159,682
Sony Group Corp.	782,535	15,710,432
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Subaru Corp.	76,004	$1,219,607
SUMCO Corp. (C)	44,137	356,850
Sumitomo Corp.	130,417	2,799,289
Sumitomo Electric Industries, Ltd.	89,700	1,731,806
Sumitomo Metal Mining Company, Ltd.	30,765	759,134
Sumitomo Mitsui Financial Group, Inc.	470,746	11,618,405
Sumitomo Mitsui Trust Group, Inc.	81,820	2,051,374
Sumitomo Realty & Development Company, Ltd.	35,985	1,116,402
Suntory Beverage & Food, Ltd. (C)	17,436	594,166
Suzuki Motor Corp.	196,988	2,094,835
Sysmex Corp.	62,768	1,330,231
T&D Holdings, Inc.	62,916	1,192,584
Taisei Corp.	20,895	909,355
Takeda Pharmaceutical Company, Ltd.	198,818	5,420,808
TDK Corp.	244,155	3,164,620
Terumo Corp.	168,494	3,441,486
The Chiba Bank, Ltd.	67,339	563,087
The Kansai Electric Power Company, Inc.	87,971	1,133,448
TIS, Inc.	26,085	639,688
Toho Company, Ltd.	13,914	609,001
Tokio Marine Holdings, Inc.	236,765	8,828,636
Tokyo Electric Power Company Holdings, Inc. (A)	191,594	689,406
Tokyo Electron, Ltd.	56,351	8,834,832
Tokyo Gas Company, Ltd.	44,910	1,353,741
Tokyu Corp.	61,239	716,558
TOPPAN Holdings, Inc.	30,088	806,963
Toray Industries, Inc.	174,482	1,115,946
TOTO, Ltd.	17,880	483,161
Toyota Industries Corp.	18,594	1,389,908
Toyota Motor Corp.	1,286,397	21,980,017
Toyota Tsusho Corp.	80,163	1,371,567
Trend Micro, Inc.	15,920	877,731
Unicharm Corp.	50,653	1,319,647
West Japan Railway Company	53,670	1,010,683
Yakult Honsha Company, Ltd.	31,866	651,245
Yamaha Motor Company, Ltd.	105,213	916,692
Yaskawa Electric Corp.	30,329	797,475
Yokogawa Electric Corp.	28,400	634,606
Zensho Holdings Company, Ltd.	12,200	736,578
ZOZO, Inc.	16,824	530,894
		478,056,534
Jordan - 0.0%
Hikma Pharmaceuticals PLC	21,177	518,566
Kuwait - 0.2%
Boubyan Bank KSCP	180,325	320,646
Gulf Bank KSCP	248,790	258,127
Kuwait Finance House KSCP	1,310,535	3,145,270
Mabanee Company KPSC	88,650	236,242
Mobile Telecommunications Company KSCP	251,326	376,943
National Bank of Kuwait SAKP	1,000,021	2,829,282
		7,166,510
Luxembourg - 0.1%
ArcelorMittal SA	55,812	1,403,215
Eurofins Scientific SE	15,981	790,710
Reinet Investments SCA	18,023	483,777
Tenaris SA	57,722	1,107,404
		3,785,106
Macau - 0.0%
Sands China, Ltd. (A)	349,678	898,763

47

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Malaysia - 0.4%
AMMB Holdings BHD	320,000	$388,070
Axiata Group BHD	339,600	178,963
CELCOMDIGI BHD	423,600	341,361
CIMB Group Holdings BHD	868,300	1,611,461
Gamuda BHD	246,400	494,442
Genting BHD	276,100	232,506
Genting Malaysia BHD	365,000	177,495
Hong Leong Bank BHD	81,000	377,061
IHH Healthcare BHD	258,800	422,758
Inari Amertron BHD	360,300	224,206
IOI Corp. BHD	293,200	250,865
Kuala Lumpur Kepong BHD	58,400	274,466
Malayan Banking BHD	679,000	1,558,093
Malaysia Airports Holdings BHD	110,000	262,364
Maxis BHD	283,800	221,686
MISC BHD	167,400	273,184
Mr. D.I.Y Group M BHD (B)	393,400	160,480
Nestle Malaysia BHD	7,300	158,863
Petronas Chemicals Group BHD	344,100	360,750
Petronas Dagangan BHD	34,100	150,445
Petronas Gas BHD	92,300	370,836
PPB Group BHD	79,900	236,006
Press Metal Aluminium Holdings BHD	451,300	471,422
Public Bank BHD	1,825,100	1,836,231
QL Resources BHD	195,625	214,581
RHB Bank BHD	189,400	288,082
SD Guthrie BHD	254,400	275,881
Sime Darby BHD	362,600	186,170
Sunway BHD	307,100	335,667
Telekom Malaysia BHD	145,400	208,104
Tenaga Nasional BHD	330,900	1,017,057
YTL Corp. BHD	424,200	198,997
YTL Power International BHD	314,200	240,945
		13,999,498
Mexico - 0.1%
Alfa SAB de CV, Class A	112,944	85,713
America Movil SAB de CV (A)	652,836	486,108
Arca Continental SAB de CV	17,617	149,626
Banco del Bajio SA (B)	29,254	61,961
Cemex SAB de CV, Series CPO	546,884	305,614
Coca-Cola Femsa SAB de CV	19,095	152,449
Fibra Uno Administracion SA de CV	104,243	109,059
Fomento Economico Mexicano SAB de CV	63,466	567,527
Gruma SAB de CV, Class B	6,200	106,307
Grupo Aeroportuario del Centro Norte SAB de CV	10,100	82,283
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	13,880	260,808
Grupo Aeroportuario del Sureste SAB de CV, B Shares	6,348	164,302
Grupo Bimbo SAB de CV, Series A	46,357	138,757
Grupo Carso SAB de CV, Series A1	20,056	120,835
Grupo Comercial Chedraui SA de CV	10,500	66,971
Grupo Financiero Banorte SAB de CV, Series O	90,881	609,710
Grupo Financiero Inbursa SAB de CV, Series O (A)	63,613	152,038
Grupo Mexico SAB de CV, Series B	110,089	539,961
Industrias Penoles SAB de CV (A)	6,801	99,449
Kimberly-Clark de Mexico SAB de CV, Class A	55,317	75,428
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Operadora de Sites Mexicanos SAB de CV, Class A1 (C)	40,195	$27,057
Orbia Advance Corp. SAB de CV	33,162	29,775
Prologis Property Mexico SA de CV	35,352	105,677
Promotora y Operadora de Infraestructura SAB de CV	7,062	67,427
Wal-Mart de Mexico SAB de CV	183,997	489,450
		5,054,292
Netherlands - 2.7%
ABN AMRO Bank NV (B)	52,111	807,886
Adyen NV (A)(B)	2,489	3,622,765
Aegon, Ltd.	166,301	1,073,933
Akzo Nobel NV	19,430	1,134,493
Argenx SE (A)	7,756	4,786,722
ASM International NV	5,372	2,891,075
ASML Holding NV	45,640	31,186,153
ASR Nederland NV	18,646	891,153
BE Semiconductor Industries NV	8,777	1,043,590
Euronext NV (B)	9,636	1,075,153
EXOR NV	11,388	1,124,787
Ferrovial SE	74,634	3,078,870
Heineken Holding NV	14,278	904,760
Heineken NV	32,719	2,421,859
IMCD NV	6,424	963,802
ING Groep NV	376,475	5,811,770
JDE Peet's NV	13,267	264,116
Koninklijke Ahold Delhaize NV	106,468	3,674,950
Koninklijke KPN NV	447,710	1,735,600
Koninklijke Philips NV (A)	91,306	2,497,552
NEPI Rockcastle NV (A)	70,441	547,337
NN Group NV	31,935	1,482,051
OCI NV (A)	11,824	138,186
Prosus NV (A)	162,029	6,595,833
QIAGEN NV (A)	28,786	1,259,115
Randstad NV	12,311	540,633
Stellantis NV	259,412	3,443,400
Universal Music Group NV	93,608	2,254,032
Wolters Kluwer NV	28,348	4,731,029
		91,982,605
New Zealand - 0.1%
Auckland International Airport, Ltd.	126,570	581,826
Fisher & Paykel Healthcare Corp., Ltd.	56,458	1,273,031
Mercury NZ, Ltd.	61,460	241,112
Meridian Energy, Ltd.	124,002	456,305
Spark New Zealand, Ltd.	172,127	297,796
Xero, Ltd. (A)	18,915	2,153,899
		5,003,969
Norway - 0.4%
Aker BP ASA	38,821	798,251
DNB Bank ASA	115,637	2,420,000
Equinor ASA	106,764	2,587,693
Gjensidige Forsikring ASA	26,774	476,610
Kongsberg Gruppen ASA	11,484	1,353,298
Mowi ASA	59,774	1,087,557
Norsk Hydro ASA	179,027	1,112,451
Orkla ASA	91,225	842,653
Salmar ASA	8,470	441,079
Telenor ASA	79,874	941,763
Yara International ASA	21,099	594,948
		12,656,303
Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR	22,726	274,985

48

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Peru (continued)
Credicorp, Ltd.	9,661	$1,791,826
		2,066,811
Philippines - 0.2%
Ayala Corp.	31,020	324,051
Ayala Land, Inc.	849,480	414,934
Bank of the Philippine Islands	234,877	515,128
BDO Unibank, Inc.	299,730	790,729
International Container Terminal Services, Inc.	128,830	812,666
JG Summit Holdings, Inc.	320,432	120,660
Jollibee Foods Corp.	56,040	246,797
Manila Electric Company	35,070	286,550
Metropolitan Bank & Trust Company	227,809	296,485
PLDT, Inc.	9,760	216,390
SM Investments Corp.	27,805	415,366
SM Prime Holdings, Inc.	1,280,100	576,940
Universal Robina Corp.	112,510	151,468
		5,168,164
Poland - 0.2%
Alior Bank SA	11,346	255,661
Allegro.eu SA (A)(B)	73,210	519,361
Bank Polska Kasa Opieki SA	23,062	770,863
Budimex SA	1,619	188,134
CD Projekt SA	8,247	340,087
Dino Polska SA (A)(B)	6,165	587,023
InPost SA (A)	22,054	386,205
KGHM Polska Miedz SA	17,833	560,765
LPP SA	141	545,019
mBank SA (A)	1,883	246,670
ORLEN SA	72,494	912,059
PGE Polska Grupa Energetyczna SA (A)	111,765	185,577
Powszechna Kasa Oszczednosci Bank Polski SA	111,337	1,534,047
Powszechny Zaklad Ubezpieczen SA	80,039	872,781
Santander Bank Polska SA	4,513	486,608
		8,390,860
Portugal - 0.1%
EDP SA	354,955	1,284,246
Galp Energia SGPS SA	51,883	853,001
Jeronimo Martins SGPS SA	31,723	618,499
		2,755,746
Qatar - 0.2%
Barwa Real Estate Company	276,192	209,923
Commercial Bank PSQC	394,993	455,460
Dukhan Bank	244,692	238,324
Industries Qatar QSC	186,807	666,413
Masraf Al Rayan QSC	761,408	502,846
Mesaieed Petrochemical Holding Company	710,151	299,039
Ooredoo QPSC	104,068	338,326
Qatar Electricity & Water Company QSC	55,157	240,294
Qatar Fuel QSC	72,493	294,845
Qatar Gas Transport Company, Ltd.	348,714	399,094
Qatar International Islamic Bank QSC	119,944	349,344
Qatar Islamic Bank QPSC	223,007	1,280,447
Qatar National Bank QPSC	572,735	2,689,340
		7,963,695
Saudi Arabia - 1.1%
ACWA Power Company	17,856	1,729,544
Ades Holding Company	40,719	194,081
Advanced Petrochemical Company (A)	15,151	137,004
Al Rajhi Bank	238,922	5,796,192
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Al Rajhi Company for Co-operative Insurance (A)	5,135	$227,486
Alinma Bank	148,665	1,099,491
Almarai Company JSC	30,466	453,438
Arab National Bank	109,027	554,608
Arabian Internet & Communications Services Company	2,813	206,487
Bank AlBilad	75,024	699,919
Bank Al-Jazira (A)	62,314	265,481
Banque Saudi Fransi	71,506	584,739
Bupa Arabia for Cooperative Insurance Company	10,218	503,337
Dallah Healthcare Company	4,125	166,572
Dar Al Arkan Real Estate Development Company (A)	64,881	273,061
Dr Sulaiman Al Habib Medical Services Group Company	10,678	762,393
Elm Company	2,905	838,115
Etihad Etisalat Company	46,088	677,667
Jarir Marketing Company	67,937	229,916
Mobile Telecommunications Company Saudi Arabia	52,173	143,591
Mouwasat Medical Services Company	11,970	290,812
Nahdi Medical Company	4,548	142,453
Power & Water Utility Company for Jubail & Yanbu	9,122	137,024
Riyad Bank	180,452	1,261,316
SABIC Agri-Nutrients Company	27,882	822,539
Sahara International Petrochemical Company	43,561	281,814
SAL Saudi Logistics Services	2,934	201,433
Saudi Arabian Mining Company (A)	156,378	2,154,473
Saudi Arabian Oil Company (B)	526,667	3,849,612
Saudi Aramco Base Oil Company	5,738	168,513
Saudi Awwal Bank	123,593	1,020,015
Saudi Basic Industries Corp.	109,763	2,013,043
Saudi Electricity Company	99,022	438,428
Saudi Industrial Investment Group	44,984	205,870
Saudi Kayan Petrochemical Company (A)	86,662	160,532
Saudi Research & Media Group (A)	4,418	304,004
Saudi Tadawul Group Holding Company	5,956	341,963
Saudi Telecom Company	244,276	2,588,052
The Company for Cooperative Insurance	9,050	317,705
The Saudi Investment Bank	74,023	275,900
The Saudi National Bank	357,587	3,089,799
The Savola Group (A)	68,110	440,423
Yanbu National Petrochemical Company	33,900	337,044
		36,385,889
Singapore - 1.2%
BOC Aviation, Ltd. (B)	27,221	210,835
CapitaLand Ascendas REIT	576,584	1,128,320
CapitaLand Integrated Commercial Trust	825,307	1,208,544
CapitaLand Investment, Ltd.	363,430	741,575
DBS Group Holdings, Ltd.	306,642	9,730,314
Genting Singapore, Ltd.	930,681	531,802
Grab Holdings, Ltd., Class A (A)	324,908	1,624,540
Keppel, Ltd.	224,766	1,130,251
Oversea-Chinese Banking Corp., Ltd.	527,261	6,408,696
Sea, Ltd., ADR (A)	57,088	6,496,614
Sembcorp Industries, Ltd.	137,900	537,901
Singapore Airlines, Ltd. (C)	230,169	1,084,256
Singapore Exchange, Ltd.	131,890	1,252,076
Singapore Technologies Engineering, Ltd.	243,446	818,284

49

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Singapore Telecommunications, Ltd.	1,132,346	$2,622,579
United Overseas Bank, Ltd.	195,368	5,304,390
Wilmar International, Ltd.	294,601	677,992
		41,508,969
South Africa - 0.8%
Absa Group, Ltd.	106,651	1,022,610
Anglo American Platinum, Ltd.	8,092	269,735
Aspen Pharmacare Holdings, Ltd.	48,545	447,691
Bid Corp., Ltd.	41,960	1,023,294
Capitec Bank Holdings, Ltd.	10,952	1,987,744
Clicks Group, Ltd.	29,683	650,730
Discovery, Ltd.	72,416	778,972
Exxaro Resources, Ltd.	29,900	277,177
FirstRand, Ltd.	640,825	2,749,547
Gold Fields, Ltd.	112,151	1,607,640
Harmony Gold Mining Company, Ltd.	70,734	652,488
Impala Platinum Holdings, Ltd. (A)	113,790	648,005
Kumba Iron Ore, Ltd.	7,832	145,275
MTN Group, Ltd.	213,958	960,072
Naspers, Ltd., N Shares	22,545	5,115,135
Nedbank Group, Ltd.	58,404	940,008
Northam Platinum Holdings, Ltd.	42,928	267,806
Old Mutual, Ltd.	637,755	450,466
OUTsurance Group, Ltd.	106,573	383,781
Pepkor Holdings, Ltd. (B)	299,863	445,282
Remgro, Ltd.	63,764	534,420
Sanlam, Ltd.	237,034	1,160,938
Sasol, Ltd.	72,508	356,009
Shoprite Holdings, Ltd.	63,054	1,038,575
Sibanye Stillwater, Ltd. (A)	342,966	344,173
Standard Bank Group, Ltd.	170,063	2,243,340
The Bidvest Group, Ltd.	42,434	655,795
Vodacom Group, Ltd.	77,741	439,977
Woolworths Holdings, Ltd.	114,526	400,276
		27,996,961
South Korea - 2.6%
Alteogen, Inc. (A)	4,697	949,712
Amorepacific Corp.	3,697	277,803
Celltrion Pharm, Inc. (A)	2,477	101,129
Celltrion, Inc.	18,868	2,540,794
CJ CheilJedang Corp.	1,060	200,997
CosmoAM&T Company, Ltd. (A)	3,023	134,703
Coway Company, Ltd.	7,086	335,792
DB Insurance Company, Ltd.	5,988	469,792
Doosan Bobcat, Inc.	7,211	201,973
Doosan Enerbility Company, Ltd. (A)	56,703	865,832
Ecopro BM Company, Ltd. (A)	6,067	591,374
Ecopro Company, Ltd. (A)	12,353	677,173
Ecopro Materials Company, Ltd. (A)	2,160	132,133
Enchem Company, Ltd. (A)	1,652	152,092
GS Holdings Corp.	6,048	182,040
Hana Financial Group, Inc.	36,607	1,641,568
Hanjin Kal Corp.	2,981	171,798
Hankook Tire & Technology Company, Ltd.	9,459	256,376
Hanmi Pharm Company, Ltd.	845	165,598
Hanmi Semiconductor Company, Ltd.	5,471	297,273
Hanwha Solutions Corp.	12,150	142,045
HD Hyundai Company, Ltd.	5,468	305,826
HD Hyundai Electric Company, Ltd.	2,937	746,248
HD Hyundai Heavy Industries Company, Ltd. (A)	2,802	443,895
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
HD Korea Shipbuilding & Offshore Engineering Company, Ltd. (A)	5,370	$790,947
HLB, Inc. (A)	14,643	759,812
HMM Company, Ltd.	32,819	422,901
HYBE Company, Ltd.	2,840	397,892
Hyundai Engineering & Construction Company, Ltd.	10,319	203,348
Hyundai Glovis Company, Ltd.	4,804	424,754
Hyundai Mobis Company, Ltd.	7,605	1,309,606
Hyundai Motor Company	16,835	2,653,436
Hyundai Steel Company	11,421	172,133
Industrial Bank of Korea	37,304	398,555
Kakao Corp.	38,533	1,110,310
KakaoBank Corp.	20,829	334,734
KB Financial Group, Inc.	47,817	3,302,482
Kia Corp.	29,832	1,997,637
Korea Aerospace Industries, Ltd.	9,862	414,385
Korea Electric Power Corp. (A)	32,218	560,111
Korea Investment Holdings Company, Ltd.	5,903	317,169
Korea Zinc Company, Ltd.	1,047	891,162
Korean Air Lines Company, Ltd.	24,524	457,325
Krafton, Inc. (A)	3,578	804,132
KT Corp.	4,647	163,292
KT&G Corp.	13,133	1,149,505
Kum Yang Company, Ltd. (A)	4,785	101,686
Kumho Petrochemical Company, Ltd.	2,184	155,277
L&F Company, Ltd. (A)	3,169	223,487
LG Chem, Ltd.	6,145	1,257,229
LG Corp.	11,872	639,965
LG Display Company, Ltd. (A)	37,346	255,284
LG Electronics, Inc.	13,304	859,924
LG Energy Solution, Ltd. (A)	5,844	1,601,980
LG H&H Company, Ltd.	1,188	265,545
LG Innotek Company, Ltd.	1,800	210,735
LG Uplus Corp.	27,885	232,055
Lotte Chemical Corp.	2,526	117,213
LS Electric Company, Ltd.	1,917	199,734
Meritz Financial Group, Inc.	12,003	880,823
Mirae Asset Securities Company, Ltd.	33,276	204,824
NAVER Corp.	16,129	2,400,895
NCSoft Corp.	1,819	310,782
Netmarble Corp. (A)(B)	3,849	146,983
NH Investment & Securities Company, Ltd.	19,736	189,184
Orion Corp.	3,050	225,078
Posco DX Company, Ltd.	6,720	101,725
POSCO Future M Company, Ltd. (C)	3,866	479,685
POSCO Holdings, Inc.	8,970	1,831,280
Posco International Corp.	6,634	225,479
Samsung Biologics Company, Ltd. (A)(B)	2,199	1,543,861
Samsung C&T Corp.	11,185	959,354
Samsung E&A Company, Ltd. (A)	19,792	255,463
Samsung Electro-Mechanics Company, Ltd.	7,012	547,453
Samsung Electronics Company, Ltd.	590,292	23,212,187
Samsung Fire & Marine Insurance Company, Ltd.	3,899	1,103,095
Samsung Heavy Industries Company, Ltd. (A)	83,541	698,370
Samsung Life Insurance Company, Ltd.	10,274	791,508
Samsung SDI Company, Ltd.	6,835	1,250,883
Samsung SDS Company, Ltd.	5,350	565,084
Shinhan Financial Group Company, Ltd.	54,039	2,070,618
SK Biopharmaceuticals Company, Ltd. (A)	3,961	294,742

50

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
SK Bioscience Company, Ltd. (A)	3,379	$114,438
SK Hynix, Inc.	67,672	7,900,930
SK IE Technology Company, Ltd. (A)(B)	340	6,424
SK Innovation Company, Ltd. (A)	7,753	638,547
SK Square Company, Ltd. (A)	11,926	638,103
SK Telecom Company, Ltd.	7,013	308,736
SK, Inc.	4,576	449,538
SKC Company, Ltd. (A)	2,439	174,549
S-Oil Corp.	5,354	220,409
Woori Financial Group, Inc.	80,962	972,101
Yuhan Corp.	7,101	589,316
		89,442,155
Spain - 1.8%
Acciona SA (C)	3,508	446,325
ACS Actividades de Construccion y Servicios SA	26,437	1,228,716
Aena SME SA (B)	10,670	2,310,818
Amadeus IT Group SA	64,212	4,509,632
Banco Bilbao Vizcaya Argentaria SA	821,890	7,763,681
Banco de Sabadell SA	771,614	1,454,905
Banco Santander SA	2,206,836	10,188,080
CaixaBank SA	513,478	2,790,599
Cellnex Telecom SA (A)(B)	75,428	2,710,534
EDP Renovaveis SA	34,862	409,248
Endesa SA	44,291	970,954
Grifols SA (A)	42,922	391,403
Iberdrola SA	871,122	12,421,830
Industria de Diseno Textil SA	155,758	8,595,208
Mapfre SA	7,783	20,233
Redeia Corp. SA	57,651	1,029,758
Repsol SA	173,363	2,169,948
Telefonica SA	562,127	2,546,546
		61,958,418
Sweden - 1.9%
AddTech AB, B Shares	32,792	902,756
Alfa Laval AB	36,308	1,547,027
Assa Abloy AB, B Shares	126,060	3,871,579
Atlas Copco AB, A Shares	338,414	5,409,918
Atlas Copco AB, B Shares	195,500	2,764,711
Beijer Ref AB	45,350	715,479
Boliden AB	34,036	1,016,333
Epiroc AB, A Shares	82,906	1,511,402
Epiroc AB, B Shares	48,787	804,955
EQT AB	47,745	1,447,498
Essity AB, B Shares	76,489	2,107,129
Evolution AB (B)	22,603	1,972,345
Fastighets AB Balder, B Shares (A)	83,473	643,226
Getinge AB, B Shares	28,850	451,741
Hennes & Mauritz AB, B Shares (C)	71,036	986,054
Hexagon AB, B Shares	260,159	2,217,927
Holmen AB, B Shares	9,372	353,441
Husqvarna AB, B Shares	44,828	259,395
Industrivarden AB, A Shares	4,204	138,114
Industrivarden AB, C Shares	30,593	1,002,694
Indutrade AB	34,197	873,588
Investment AB Latour, B Shares	18,490	469,915
Investor AB, B Shares	218,814	6,003,496
L.E. Lundbergforetagen AB, B Shares	9,469	459,461
Lifco AB, B Shares	28,907	878,315
Nibe Industrier AB, B Shares	191,568	812,800
Saab AB, B Shares	42,015	921,225
Sagax AB, B Shares	27,289	604,706
Sandvik AB	134,540	2,490,090
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Securitas AB, B Shares	61,490	$779,204
Skandinaviska Enskilda Banken AB, A Shares	200,070	2,776,116
Skanska AB, B Shares	43,016	898,110
SKF AB, B Shares	42,947	825,704
Svenska Cellulosa AB SCA, B Shares	76,187	990,908
Svenska Handelsbanken AB, A Shares	182,065	1,893,552
Swedbank AB, A Shares	106,185	2,080,060
Swedish Orphan Biovitrum AB (A)	24,352	675,258
Tele2 AB, B Shares	66,447	697,890
Telefonaktiebolaget LM Ericsson, B Shares	348,310	2,829,923
Telia Company AB	292,992	859,013
Trelleborg AB, B Shares	26,859	888,430
Volvo AB, A Shares	17,180	430,341
Volvo AB, B Shares	208,740	5,199,183
Volvo Car AB, B Shares (A)(C)	94,092	206,336
		65,667,348
Switzerland - 6.1%
ABB, Ltd.	196,149	11,197,988
Adecco Group AG	20,589	549,801
Alcon, Inc.	61,847	5,505,961
Avolta AG (A)	10,872	403,552
Bachem Holding AG	4,173	323,382
Baloise Holding AG	5,588	1,061,841
Banque Cantonale Vaudoise	3,519	349,231
Barry Callebaut AG	434	662,989
BKW AG	2,476	426,020
Chocoladefabriken Lindt & Spruengli AG	14	1,590,553
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	126	1,458,597
Cie Financiere Richemont SA, A Shares	66,560	9,310,525
Clariant AG (A)	26,227	316,778
Coca-Cola HBC AG (A)	27,427	978,993
DSM-Firmenich AG	21,211	2,329,895
EMS-Chemie Holding AG	836	595,287
Galderma Group AG (A)	5,885	603,337
Geberit AG	4,127	2,489,226
Givaudan SA	1,144	5,047,059
Glencore PLC (A)	1,315,389	6,369,349
Helvetia Holding AG	4,809	843,441
Holcim, Ltd. (A)	64,751	6,599,385
Julius Baer Group, Ltd.	25,673	1,700,208
Kuehne + Nagel International AG	5,932	1,419,544
Logitech International SA	19,195	1,559,949
Lonza Group AG	8,953	5,368,251
Nestle SA	324,113	28,145,885
Novartis AG	243,904	25,858,561
Partners Group Holding AG	2,833	4,117,141
Roche Holding AG	87,161	25,324,702
Roche Holding AG, Bearer Shares	3,757	1,156,624
Sandoz Group AG	50,681	2,316,139
Schindler Holding AG	2,550	723,340
Schindler Holding AG, Participation Certificates	5,322	1,538,907
SGS SA	18,866	1,874,033
SIG Group AG (A)	37,100	735,506
Sika AG	18,901	4,905,047
Sonova Holding AG	6,260	2,141,408
STMicroelectronics NV	79,848	2,047,536
Straumann Holding AG	13,808	1,803,783
Swiss Life Holding AG	3,654	2,997,451
Swiss Prime Site AG	9,410	1,040,313
Swiss Re AG	37,828	5,590,223

51

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Swisscom AG	3,174	$1,833,437
Temenos AG	7,410	487,906
The Swatch Group AG	5,006	178,165
The Swatch Group AG, Bearer Shares	3,815	695,279
UBS Group AG	407,949	13,192,093
VAT Group AG (B)	3,339	1,333,843
Zurich Insurance Group AG	18,309	11,620,982
		210,719,446
Taiwan - 5.5%
Accton Technology Corp.	66,000	1,347,643
Acer, Inc.	378,000	442,944
Advantech Company, Ltd.	60,682	631,911
Airtac International Group	18,000	440,422
Alchip Technologies, Ltd.	10,000	687,112
ASE Technology Holding Company, Ltd.	432,000	2,052,391
Asia Cement Corp.	304,000	394,309
Asia Vital Components Company, Ltd.	42,000	843,405
Asustek Computer, Inc.	92,000	1,678,277
AUO Corp. (A)	842,800	406,304
Catcher Technology Company, Ltd.	81,000	492,233
Cathay Financial Holding Company, Ltd.	1,279,000	2,601,955
Chailease Holding Company, Ltd.	191,932	703,734
Chang Hwa Commercial Bank, Ltd.	782,752	424,962
Cheng Shin Rubber Industry Company, Ltd.	233,000	364,133
China Airlines, Ltd.	389,000	299,834
China Steel Corp.	1,498,000	979,857
Chunghwa Telecom Company, Ltd.	499,000	1,892,846
Compal Electronics, Inc.	544,000	620,498
CTBC Financial Holding Company, Ltd.	2,081,000	2,403,843
Delta Electronics, Inc.	255,000	3,023,259
E Ink Holdings, Inc.	113,000	989,032
E.Sun Financial Holding Company, Ltd.	1,870,415	1,560,468
Eclat Textile Company, Ltd.	24,340	400,288
eMemory Technology, Inc.	8,000	728,037
Eva Airways Corp.	363,000	466,344
Evergreen Marine Corp. Taiwan, Ltd.	134,560	904,027
Far Eastern New Century Corp.	394,000	407,101
Far EasTone Telecommunications Company, Ltd.	232,000	643,891
Feng TAY Enterprise Company, Ltd.	61,110	248,029
First Financial Holding Company, Ltd.	1,442,439	1,211,093
Formosa Chemicals & Fibre Corp.	458,000	479,396
Formosa Plastics Corp.	493,000	629,942
Fortune Electric Company, Ltd.	18,700	318,930
Fubon Financial Holding Company, Ltd.	1,095,332	2,984,766
Gigabyte Technology Company, Ltd.	66,000	557,079
Global Unichip Corp.	11,000	409,343
Globalwafers Company, Ltd.	33,000	419,125
Hon Hai Precision Industry Company, Ltd.	1,633,800	9,949,334
Hotai Motor Company, Ltd.	39,820	757,091
Hua Nan Financial Holdings Company, Ltd.	1,149,395	924,177
Innolux Corp. (A)	988,083	463,395
Inventec Corp.	354,000	539,563
KGI Financial Holding Company, Ltd.	2,176,548	1,158,156
Largan Precision Company, Ltd.	13,000	980,906
Lite-On Technology Corp.	278,000	896,872
MediaTek, Inc.	198,000	7,774,318
Mega Financial Holding Company, Ltd.	1,552,058	1,903,865
Micro-Star International Company, Ltd.	92,000	487,660
Nan Ya Plastics Corp.	658,000	787,259
Nanya Technology Corp. (A)	161,000	167,214
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Nien Made Enterprise Company, Ltd.	23,000	$285,200
Novatek Microelectronics Corp.	76,000	1,140,120
Pegatron Corp.	263,000	768,237
PharmaEssentia Corp. (A)	30,000	538,942
Pou Chen Corp.	298,000	375,757
President Chain Store Corp.	71,000	591,754
Quanta Computer, Inc.	355,000	3,227,288
Realtek Semiconductor Corp.	63,000	930,830
Ruentex Development Company, Ltd.	210,117	291,446
Shin Kong Financial Holding Company, Ltd. (A)	1,927,988	688,426
SinoPac Financial Holdings Company, Ltd.	1,412,228	1,015,198
Synnex Technology International Corp.	160,000	374,334
Taishin Financial Holding Company, Ltd.	1,511,923	798,253
Taiwan Business Bank	870,801	397,808
Taiwan Cooperative Financial Holding Company, Ltd.	1,343,859	1,032,497
Taiwan High Speed Rail Corp.	213,000	185,732
Taiwan Mobile Company, Ltd.	238,000	829,174
Taiwan Semiconductor Manufacturing Company, Ltd.	3,219,816	100,331,256
TCC Group Holdings Company, Ltd.	882,442	911,765
The Shanghai Commercial & Savings Bank, Ltd.	489,000	592,715
Unimicron Technology Corp.	181,000	839,550
Uni-President Enterprises Corp.	636,000	1,660,753
United Microelectronics Corp.	1,472,000	1,997,029
Vanguard International Semiconductor Corp.	118,000	327,616
Voltronic Power Technology Corp.	9,000	512,878
Walsin Lihwa Corp.	363,000	292,676
Wan Hai Lines, Ltd.	91,545	235,403
Winbond Electronics Corp. (A)	411,000	204,515
Wistron Corp.	360,000	1,270,884
Wiwynn Corp.	12,000	724,116
WPG Holdings, Ltd.	207,960	453,169
Yageo Corp.	52,929	845,290
Yang Ming Marine Transport Corp.	228,000	516,713
Yuanta Financial Holding Company, Ltd.	1,376,340	1,414,374
Zhen Ding Technology Holding, Ltd.	87,000	309,512
		189,789,783
Thailand - 0.4%
Advanced Info Service PCL, NVDR	151,891	1,263,917
Airports of Thailand PCL, NVDR	538,467	955,848
Bangkok Dusit Medical Services PCL, NVDR	1,420,955	1,047,315
Bangkok Expressway & Metro PCL, NVDR	981,300	209,004
Bumrungrad Hospital PCL, NVDR	69,479	422,353
Central Pattana PCL, NVDR	254,586	446,917
Central Retail Corp. PCL, NVDR	228,283	223,973
Charoen Pokphand Foods PCL, NVDR	500,172	349,408
CP ALL PCL, NVDR	738,340	1,320,963
CP AXTRA PCL	259,572	262,997
Delta Electronics Thailand PCL, NVDR	396,769	1,751,041
Energy Absolute PCL, NVDR	12,959	2,418
Gulf Energy Development PCL, NVDR	361,916	641,190
Home Product Center PCL, NVDR	749,800	207,079
Intouch Holdings PCL, NVDR	127,300	353,346
Kasikornbank PCL, NVDR	76,165	334,637
Krung Thai Bank PCL, NVDR	468,956	274,059
Krungthai Card PCL, NVDR	111,944	153,057
Minor International PCL, NVDR	431,529	337,368

52

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
PTT Exploration & Production PCL, NVDR	171,692	$639,630
PTT Global Chemical PCL, NVDR	289,344	213,965
PTT Oil & Retail Business PCL, NVDR	357,716	147,340
PTT PCL, NVDR	1,271,710	1,197,591
SCB X PCL, NVDR	109,192	364,825
SCG Packaging PCL, NVDR	158,721	99,406
Thai Oil PCL, NVDR	152,569	168,207
The Siam Cement PCL, NVDR	99,498	534,182
TMBThanachart Bank PCL, NVDR	3,190,600	164,051
True Corp. PCL, NVDR (A)	1,321,500	428,798
		14,514,885
Turkey - 0.2%
Akbank TAS	379,515	666,342
Anadolu Efes Biracilik Ve Malt Sanayii AS	26,001	149,612
Aselsan Elektronik Sanayi Ve Ticaret AS	174,883	350,557
BIM Birlesik Magazalar AS	55,815	762,922
Coca-Cola Icecek AS	102,604	157,563
Eregli Demir ve Celik Fabrikalari TAS	346,600	257,934
Ford Otomotiv Sanayi AS	8,217	229,128
Haci Omer Sabanci Holding AS	128,486	335,193
KOC Holding AS	92,259	532,930
Pegasus Hava Tasimaciligi AS (A)	28,461	179,064
Petkim Petrokimya Holding AS (A)	1	0
Sasa Polyester Sanayi AS (A)	1,312,160	153,314
Tofas Turk Otomobil Fabrikasi AS	14,753	84,285
Turk Hava Yollari AO (A)	68,160	560,121
Turkcell Iletisim Hizmetleri AS	148,232	387,515
Turkiye Is Bankasi AS, Class C	1,070,478	421,284
Turkiye Petrol Rafinerileri AS	115,049	488,671
Turkiye Sise ve Cam Fabrikalari AS	161,852	189,650
Yapi ve Kredi Bankasi AS	409,582	350,485
		6,256,570
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	369,991	1,009,624
Abu Dhabi Islamic Bank PJSC	183,298	651,903
Abu Dhabi National Oil Company for Distribution PJSC	381,908	358,870
ADNOC Drilling Company PJSC	401,214	577,795
Aldar Properties PJSC	485,191	995,711
Americana Restaurants International PLC	358,492	210,933
Dubai Islamic Bank PJSC	355,207	658,049
Emaar Properties PJSC	832,966	2,166,952
Emirates NBD Bank PJSC	233,959	1,274,729
Emirates Telecommunications Group Company PJSC	433,043	1,952,693
First Abu Dhabi Bank PJSC	547,470	1,908,776
Multiply Group PJSC (A)	409,743	227,605
NMC Health PLC (A)(D)	5,577	0
		11,993,640
United Kingdom - 8.7%
3i Group PLC	124,096	5,864,152
Admiral Group PLC	33,372	1,088,732
Anglo American PLC	161,517	5,186,648
AngloGold Ashanti PLC	52,389	1,315,167
Ashtead Group PLC	55,740	4,467,310
Associated British Foods PLC	42,489	1,189,277
AstraZeneca PLC	196,817	26,637,958
Auto Trader Group PLC (B)	112,017	1,196,547
Aviva PLC	354,586	2,183,743
BAE Systems PLC	388,989	6,079,814
Barclays PLC	1,874,734	6,284,073
Barratt Redrow PLC	177,119	964,594
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
BP PLC	2,094,592	$10,257,259
British American Tobacco PLC	253,893	9,642,886
BT Group PLC	824,205	1,671,598
Bunzl PLC	42,790	1,937,814
Centrica PLC	664,429	1,077,586
Coca-Cola Europacific Partners PLC	23,652	1,834,922
Compass Group PLC	215,353	7,378,758
Croda International PLC	16,785	737,110
Diageo PLC	282,143	8,428,905
Endeavour Mining PLC	21,510	422,503
Entain PLC	81,640	837,320
GSK PLC	526,176	8,938,788
Haleon PLC	925,637	4,415,371
Halma PLC	48,241	1,662,814
Hargreaves Lansdown PLC	45,567	633,830
HSBC Holdings PLC	2,353,272	21,930,666
Imperial Brands PLC	103,065	3,370,855
Informa PLC	168,178	1,834,676
InterContinental Hotels Group PLC	20,481	2,555,487
Intertek Group PLC	20,470	1,229,030
J Sainsbury PLC	209,755	697,550
JD Sports Fashion PLC	328,738	426,821
Kingfisher PLC	233,665	736,973
Land Securities Group PLC	89,418	685,770
Legal & General Group PLC	771,370	2,173,911
Lloyds Banking Group PLC	7,941,287	5,353,898
London Stock Exchange Group PLC	60,846	8,720,320
M&G PLC	287,522	725,422
Melrose Industries PLC	173,742	1,271,314
Mondi PLC	56,122	850,230
National Grid PLC	611,010	7,712,522
NatWest Group PLC	844,862	4,333,563
Next PLC	15,114	1,941,113
Pearson PLC	75,623	1,186,587
Persimmon PLC	40,959	656,139
Phoenix Group Holdings PLC	90,873	594,768
Reckitt Benckiser Group PLC	88,502	5,489,754
RELX PLC	236,964	11,171,393
Rentokil Initial PLC	320,600	1,609,159
Rio Tinto PLC	143,076	8,995,552
Rolls-Royce Holdings PLC (A)	1,084,397	7,713,762
Schroders PLC	110,421	443,095
Segro PLC	161,995	1,607,093
Severn Trent PLC	33,793	1,160,024
Shell PLC	800,026	25,710,351
Smith & Nephew PLC	110,221	1,399,040
Smiths Group PLC	44,202	996,272
Spirax Group PLC	9,347	853,939
SSE PLC	138,007	3,112,488
Standard Chartered PLC	275,170	3,401,902
Taylor Wimpey PLC	454,501	758,413
Tesco PLC	878,526	4,097,842
The Berkeley Group Holdings PLC	13,082	691,368
The Sage Group PLC	126,921	2,119,069
Unilever PLC	316,921	18,977,724
United Utilities Group PLC	85,527	1,218,857
Vodafone Group PLC	2,864,381	2,584,351
Whitbread PLC	22,436	814,253
Wise PLC, Class A (A)	84,669	951,198
WPP PLC	136,083	1,488,476
		298,688,469
United States - 0.2%
BeiGene, Ltd. (A)	90,283	1,507,354

53

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Brookfield Renewable Corp., Class A (C)	18,080	$576,731
Flutter Entertainment PLC (A)	104	28,622
International Flavors & Fragrances, Inc.	0	0
Legend Biotech Corp., ADR (A)	9,486	399,076
RB Global, Inc.	24,116	2,358,633
Southern Copper Corp.	12,524	1,256,783
		6,127,199
TOTAL COMMON STOCKS (Cost $2,964,783,056)		$3,295,511,486
PREFERRED SECURITIES - 0.7%
Brazil - 0.4%
Banco Bradesco SA	721,987	1,511,939
Centrais Eletricas Brasileiras SA, B Shares	33,600	215,501
Cia Energetica de Minas Gerais	242,502	472,768
Companhia Paranaense de Energia, B Shares	147,700	238,360
Gerdau SA	187,834	633,418
Itau Unibanco Holding SA	644,600	3,468,978
Itausa SA	726,292	1,172,101
Petroleo Brasileiro SA	609,100	3,966,317
		11,679,382
Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, B Shares	18,271	700,359
Colombia - 0.0%
Bancolombia SA	65,330	533,761
Germany - 0.2%
Bayerische Motoren Werke AG	7,218	494,487
Dr. Ing. h.c. F. Porsche AG (B)(C)	14,652	918,705
Henkel AG & Company KGaA	22,845	1,950,602
Porsche Automobil Holding SE	19,364	711,025
Sartorius AG	3,431	792,216
Volkswagen AG	26,723	2,290,822
		7,157,857
South Korea - 0.1%
Hyundai Motor Company	2,893	327,005
Hyundai Motor Company, 2nd Preferred Shares	4,475	516,374
LG Chem, Ltd.	1,003	137,056
Samsung Electronics Company, Ltd.	101,627	3,396,871
		4,377,306
TOTAL PREFERRED SECURITIES (Cost $29,910,951)		$24,448,665
RIGHTS - 0.0%
Arcelormittal SA (Expiration Date: 12-5-24) (A)(E)	55,407	13,572
Ferrovial SE (Expiration Date: 12-16-24) (A)(C)(E)	66,580	32,344
Shell PLC (Expiration Date: 12-20-24) (A)(E)	795,869	276,570
UPL, Ltd. (Expiration Date: 12-18-24; Strike Price: INR 90.00) (A)	6,944	15,130
TOTAL RIGHTS (Cost $320,241)		$337,616
International Strategic Equity Allocation Fund (continued)
	Shares or Principal Amount	Value
WARRANTS - 0.0%
BTS Group Holdings PCL (Expiration Date: 11-20-26; Strike Price: THB 14.90) (A)	100,920	$265
Srisawad Corp. PCL (Expiration Date: 8-29-25; Strike Price: THB 100.00) (A)	2,652	31
TOTAL WARRANTS (Cost $0)		$296
SHORT-TERM INVESTMENTS - 3.5%
U.S. Government - 1.0%
U.S. Treasury Bill
4.410%, 02/11/2025 *	$20,000,000	$19,826,839
4.849%, 12/05/2024 *	13,300,000	13,295,073
		33,121,912
U.S. Government Agency - 1.8%
Federal Home Loan Bank Discount Note
4.460%, 12/02/2024 *	4,000,000	3,998,528
4.510%, 12/11/2024 *	57,900,000	57,814,790
		61,813,318
Short-term funds - 0.7%
John Hancock Collateral Trust, 4.4849% (F)(G)	2,437,176	24,378,335
TOTAL SHORT-TERM INVESTMENTS (Cost $119,314,804)		$119,313,565
Total Investments (International Strategic Equity Allocation Fund) (Cost $3,114,329,052) - 100.2%		$3,439,611,628
Other assets and liabilities, net - (0.2%)		(6,214,404)
TOTAL NET ASSETS - 100.0%		$3,433,397,224
Currency Abbreviations
INR	Indian Rupee
THB	Thai Bhat
Security Abbreviations and Legend
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $23,003,259.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

54

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Canadian Dollar Currency Futures	133	Long	Dec 2024	$9,592,015	$9,505,510	$(86,505)
Mini MSCI EAFE Index Futures	596	Long	Dec 2024	70,424,410	69,469,760	(954,650)
Mini MSCI Emerging Markets Index Futures	599	Long	Dec 2024	33,562,059	32,654,485	(907,574)
S&P/TSX 60 Index Futures	45	Long	Dec 2024	9,244,238	9,897,075	652,837
						$(1,295,892)

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
Mid Value Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 97.4%
Communication services – 1.0%
Media – 1.0%
News Corp., Class A	409,190	$12,009,727
News Corp., Class B	113,005	3,626,330
		15,636,057
Consumer discretionary – 8.2%
Diversified consumer services – 0.3%
Bright Horizons Family Solutions, Inc. (A)	35,337	4,086,017
Hotels, restaurants and leisure – 2.1%
Aramark	234,435	9,539,160
Compass Group PLC	312,452	10,705,773
Norwegian Cruise Line Holdings, Ltd. (A)	426,789	11,476,356
		31,721,289
Household durables – 0.5%
PulteGroup, Inc.	51,700	6,993,459
Specialty retail – 3.0%
Advance Auto Parts, Inc.	329,481	13,624,039
Bath & Body Works, Inc.	390,623	14,156,178
Burlington Stores, Inc. (A)	38,461	10,841,387
Ulta Beauty, Inc. (A)	18,700	7,230,168
		45,851,772
Textiles, apparel and luxury goods – 2.3%
Puma SE	287,567	13,513,508
Ralph Lauren Corp.	46,304	10,714,746
VF Corp.	570,170	11,534,539
		35,762,793
		124,415,330
Consumer staples – 4.9%
Beverages – 0.5%
Constellation Brands, Inc., Class A	30,894	7,443,909
Food products – 2.4%
Flowers Foods, Inc.	422,035	9,546,432
Lamb Weston Holdings, Inc.	124,500	9,616,380
Tyson Foods, Inc., Class A	261,002	16,834,629
		35,997,441
Personal care products – 2.0%
Kenvue, Inc.	1,282,157	30,874,341
		74,315,691
Energy – 6.1%
Energy equipment and services – 2.0%
Baker Hughes Company	324,463	14,260,149
TechnipFMC PLC	373,269	11,709,449
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Tidewater, Inc. (A)	81,472	$4,213,732
		30,183,330
Oil, gas and consumable fuels – 4.1%
Expand Energy Corp.	198,200	19,613,872
Kinder Morgan, Inc.	452,688	12,797,490
Permian Resources Corp.	331,300	5,188,158
South Bow Corp. (A)	198,500	5,180,665
Suncor Energy, Inc. (B)	275,920	10,893,322
Viper Energy, Inc.	162,199	8,776,588
		62,450,095
		92,633,425
Financials – 18.5%
Banks – 4.8%
Fifth Third Bancorp	420,856	20,226,339
KeyCorp	470,100	9,157,548
Popular, Inc.	164,126	16,307,559
Webster Financial Corp.	198,007	12,232,872
Western Alliance Bancorp	153,066	14,328,508
		72,252,826
Capital markets – 2.2%
Main Street Capital Corp. (B)	176,497	9,790,289
Morningstar, Inc.	33,132	11,733,698
Open Lending Corp. (A)	685,503	4,373,509
StepStone Group, Inc., Class A	100,154	6,599,147
TPG, Inc.	23,600	1,651,056
		34,147,699
Consumer finance – 0.6%
OneMain Holdings, Inc.	145,897	8,367,193
Financial services – 6.7%
Apollo Global Management, Inc.	60,573	10,602,092
Corebridge Financial, Inc.	393,987	12,753,359
Corpay, Inc. (A)	69,726	26,578,157
Edenred SE	177,988	5,891,646
Global Payments, Inc.	129,215	15,371,416
Marqeta, Inc., Class A (A)	659,520	2,558,938
The Western Union Company	1,503,201	16,550,243
Voya Financial, Inc.	134,000	11,122,000
		101,427,851
Insurance – 3.5%
Assurant, Inc.	38,949	8,845,318
Horace Mann Educators Corp.	109,408	4,580,913
RenaissanceRe Holdings, Ltd.	57,956	16,584,109
The Allstate Corp.	62,863	13,037,158

55

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
The Hanover Insurance Group, Inc.	65,144	$10,749,411
		53,796,909
Mortgage real estate investment trusts – 0.7%
Annaly Capital Management, Inc.	536,806	10,698,544
		280,691,022
Health care – 9.5%
Biotechnology – 1.5%
Alkermes PLC (A)	452,211	13,123,163
Exact Sciences Corp. (A)	163,900	10,174,912
		23,298,075
Health care equipment and supplies – 3.7%
Baxter International, Inc.	494,132	16,657,190
Dentsply Sirona, Inc.	606,820	11,924,013
Zimmer Biomet Holdings, Inc.	243,901	27,341,302
		55,922,505
Health care providers and services – 3.1%
Concentra Group Holdings Parent, Inc. (B)	885,953	19,331,485
Humana, Inc.	31,500	9,335,970
Select Medical Holdings Corp.	851,522	17,975,629
		46,643,084
Pharmaceuticals – 1.2%
Perrigo Company PLC	313,800	8,955,852
Viatris, Inc.	708,705	9,276,948
		18,232,800
		144,096,464
Industrials – 16.9%
Aerospace and defense – 2.6%
Hexcel Corp.	53,268	3,376,659
Huntington Ingalls Industries, Inc.	19,138	3,787,793
L3Harris Technologies, Inc.	81,748	20,130,445
Standardaero, Inc. (A)	55,641	1,594,671
Textron, Inc.	117,368	10,050,222
		38,939,790
Construction and engineering – 1.6%
API Group Corp. (A)	427,427	16,148,192
WillScot Holdings Corp. (A)	231,500	8,852,560
		25,000,752
Electrical equipment – 0.7%
Sensata Technologies Holding PLC (B)	344,800	11,081,872
Ground transportation – 2.9%
Norfolk Southern Corp.	74,487	20,547,239
Saia, Inc. (A)	40,621	23,116,599
		43,663,838
Machinery – 5.6%
AGCO Corp.	134,172	13,579,548
Esab Corp.	105,621	13,633,559
Fortive Corp.	144,400	11,455,252
RBC Bearings, Inc. (A)	15,710	5,264,578
Stanley Black & Decker, Inc.	218,665	19,559,584
The Middleby Corp. (A)	63,729	9,138,101
The Toro Company	149,689	13,034,918
		85,665,540
Passenger airlines – 1.3%
Southwest Airlines Company	599,071	19,385,938
Professional services – 1.9%
Clarivate PLC (A)(B)	1,435,900	8,227,707
SS&C Technologies Holdings, Inc.	169,829	13,134,575
Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Verra Mobility Corp. (A)	324,654	$7,681,314
		29,043,596
Trading companies and distributors – 0.3%
SiteOne Landscape Supply, Inc. (A)	24,700	3,785,275
		256,566,601
Information technology – 12.9%
Electronic equipment, instruments and components – 5.9%
Corning, Inc.	893,758	43,499,201
Keysight Technologies, Inc. (A)	95,900	16,383,556
TE Connectivity PLC	101,207	15,294,402
Zebra Technologies Corp., Class A (A)	35,656	14,511,992
		89,689,151
IT services – 0.9%
GoDaddy, Inc., Class A (A)	67,606	13,356,917
Semiconductors and semiconductor equipment – 2.0%
MKS Instruments, Inc.	145,486	16,533,029
Rambus, Inc. (A)	140,200	8,104,962
Wolfspeed, Inc. (A)(B)	557,347	5,339,384
		29,977,375
Software – 2.6%
DocuSign, Inc. (A)	259,462	20,676,527
Fortinet, Inc. (A)	209,705	19,932,460
		40,608,987
Technology hardware, storage and peripherals – 1.5%
Western Digital Corp. (A)	311,640	22,746,604
		196,379,034
Materials – 5.7%
Chemicals – 1.6%
DuPont de Nemours, Inc.	142,100	11,878,139
FMC Corp.	224,892	13,288,868
		25,167,007
Construction materials – 1.5%
Summit Materials, Inc., Class A (A)	447,843	22,813,122
Containers and packaging – 1.5%
DS Smith PLC	1,406,227	10,426,024
International Paper Company	202,187	11,894,661
		22,320,685
Metals and mining – 1.1%
Franco-Nevada Corp.	92,423	11,344,518
Freeport-McMoRan, Inc.	129,694	5,732,475
		17,076,993
		87,377,807
Real estate – 7.8%
Industrial REITs – 1.3%
Lineage, Inc.	91,956	5,831,850
Rexford Industrial Realty, Inc.	336,601	14,164,170
		19,996,020
Office REITs – 0.8%
Douglas Emmett, Inc.	5,069	98,136
Vornado Realty Trust	286,578	12,337,183
		12,435,319
Residential REITs – 2.8%
Apartment Investment and Management Company, Class A (A)	979,385	8,657,763
Equity Residential	206,558	15,834,736

56

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Sun Communities, Inc.	141,785	$17,911,699
		42,404,198
Retail REITs – 1.0%
Regency Centers Corp.	204,875	15,486,501
Specialized REITs – 1.9%
Rayonier, Inc.	376,874	12,010,974
Weyerhaeuser Company	501,686	16,184,390
		28,195,364
		118,517,402
Utilities – 5.9%
Electric utilities – 3.2%
Constellation Energy Corp.	31,127	7,985,943
FirstEnergy Corp.	472,123	20,088,834
PG&E Corp.	980,243	21,202,656
		49,277,433
Multi-utilities – 2.7%
Ameren Corp.	197,989	18,688,182
CenterPoint Energy, Inc.	234,585	7,652,163
Dominion Energy, Inc.	236,033	13,866,939
		40,207,284
		89,484,717
TOTAL COMMON STOCKS (Cost $1,094,879,942)		$1,480,113,550
CONVERTIBLE BONDS - 0.3%
Information technology - 0.3%
Wolfspeed, Inc.
0.250%, 02/15/2028	$2,313,000	1,081,672
1.875%, 12/01/2029	8,093,000	3,496,176
		4,577,848
TOTAL CONVERTIBLE BONDS (Cost $6,171,659)		$4,577,848
SHORT-TERM INVESTMENTS – 3.6%
Short-term funds – 3.6%
John Hancock Collateral Trust, 4.4849% (C)(D)	2,189,537	21,901,285
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.5825% (C)	2,317,099	2,317,099
T. Rowe Price Government Reserve Fund, 4.6513% (C)	30,738,594	30,738,594
TOTAL SHORT-TERM INVESTMENTS (Cost $54,949,559)		$54,956,978
Total Investments (Mid Value Fund) (Cost $1,156,001,160) – 101.3%		$1,539,648,376
Other assets and liabilities, net – (1.3%)		(20,474,540)
TOTAL NET ASSETS – 100.0%		$1,519,173,836
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $24,128,067. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $3,671,421 in the form of U.S. Treasuries was pledged to the fund.
(C)	The rate shown is the annualized seven-day yield as of 11-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
Science & Technology Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 99.5%
Communication services – 20.7%
Entertainment – 2.4%
Netflix, Inc. (A)	3,832	$3,398,256
ROBLOX Corp., Class A (A)	3,519	176,407
Spotify Technology SA (A)	1,724	822,279
		4,396,942
Interactive media and services – 17.0%
Alphabet, Inc., Class A	38,468	6,499,169
Alphabet, Inc., Class C	42,333	7,217,353
Meta Platforms, Inc., Class A	29,231	16,787,948
Reddit, Inc., Class A (A)	8,380	1,178,982
Tencent Holdings, Ltd.	500	25,822
ZipRecruiter, Inc., Class A (A)	2,000	17,720
		31,726,994
Media – 0.5%
Charter Communications, Inc., Class A (A)	853	338,611
The Trade Desk, Inc., Class A (A)	5,031	646,735
		985,346
Wireless telecommunication services – 0.8%
T-Mobile US, Inc.	5,802	1,432,746
		38,542,028
Consumer discretionary – 5.1%
Automobiles – 1.1%
Li Auto, Inc., ADR (A)	800	18,944
Tesla, Inc. (A)	6,017	2,076,828
		2,095,772
Broadline retail – 2.1%
Amazon.com, Inc. (A)	17,246	3,585,271
MercadoLibre, Inc. (A)	150	297,776
		3,883,047
Hotels, restaurants and leisure – 0.7%
Booking Holdings, Inc.	130	676,257
DoorDash, Inc., Class A (A)	3,200	577,536
		1,253,793
Specialty retail – 1.2%
Carvana Company (A)	8,900	2,317,738
		9,550,350
Financials – 1.1%
Banks – 0.2%
NU Holdings, Ltd., Class A (A)	28,887	361,954
Capital markets – 0.1%
Coinbase Global, Inc., Class A (A)	238	70,496
Robinhood Markets, Inc., Class A (A)	5,000	187,700
		258,196
Financial services – 0.8%
Block, Inc. (A)	5,077	449,568
Corpay, Inc. (A)	1,079	411,293
Fiserv, Inc. (A)	300	66,288
Mastercard, Inc., Class A	35	18,653
PayPal Holdings, Inc. (A)	2,357	204,517
Visa, Inc., Class A	779	245,447
		1,395,766
		2,015,916
Health care – 0.0%
Pharmaceuticals – 0.0%
Eli Lilly & Company	19	15,112

57

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrials – 1.4%
Aerospace and defense – 0.9%
Axon Enterprise, Inc. (A)	2,476	$1,601,873
Commercial services and supplies – 0.1%
Cintas Corp.	857	193,502
Electrical equipment – 0.1%
Vertiv Holdings Company, Class A	1,920	244,992
Professional services – 0.3%
Automatic Data Processing, Inc.	1,921	589,613
Verisk Analytics, Inc.	26	7,649
		597,262
		2,637,629
Information technology – 71.1%
Communications equipment – 5.2%
Applied Optoelectronics, Inc. (A)	3,907	161,047
Arista Networks, Inc. (A)	4,386	1,779,927
Ciena Corp. (A)	5,721	398,868
Cisco Systems, Inc.	68,798	4,073,530
F5, Inc. (A)	800	200,280
Lumentum Holdings, Inc. (A)	1,100	95,667
Motorola Solutions, Inc.	5,952	2,974,214
NetScout Systems, Inc. (A)	802	17,548
		9,701,081
Electronic equipment, instruments and components – 2.4%
Amphenol Corp., Class A	8,165	593,187
Celestica, Inc. (A)	2,499	213,015
Coherent Corp. (A)	5,445	545,371
Corning, Inc.	33,355	1,623,388
Fabrinet (A)	311	72,954
Keysight Technologies, Inc. (A)	3,116	532,337
Plexus Corp. (A)	556	91,406
TD SYNNEX Corp.	73	8,686
TE Connectivity PLC	1,952	294,986
Teledyne Technologies, Inc. (A)	598	290,185
Zebra Technologies Corp., Class A (A)	549	223,443
		4,488,958
IT services – 3.1%
Accenture PLC, Class A	598	216,697
Akamai Technologies, Inc. (A)	164	15,419
Fastly, Inc., Class A (A)	8,591	72,852
Gartner, Inc. (A)	1,162	601,835
Globant SA (A)	2,122	483,307
GoDaddy, Inc., Class A (A)	7,103	1,403,340
IBM Corp.	158	35,931
MongoDB, Inc. (A)	637	205,426
Shopify, Inc., Class A (A)	21,710	2,509,676
Snowflake, Inc., Class A (A)	1,100	192,280
		5,736,763
Semiconductors and semiconductor equipment – 22.9%
Astera Labs, Inc. (A)	1,500	154,875
Broadcom, Inc.	55,394	8,978,260
Credo Technology Group Holding, Ltd. (A)	4,235	207,346
Impinj, Inc. (A)	1,853	356,165
Lattice Semiconductor Corp. (A)	2,500	141,875
Marvell Technology, Inc.	45,637	4,230,094
NVIDIA Corp.	196,304	27,139,024
Rambus, Inc. (A)	10,195	589,373
Semtech Corp. (A)	2,900	185,716
SiTime Corp. (A)	313	66,475
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	1,475	272,374
Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Texas Instruments, Inc.	1,711	$343,962
		42,665,539
Software – 31.5%
AppLovin Corp., Class A (A)	14,074	4,739,420
Asana, Inc., Class A (A)	780	11,942
Atlassian Corp., Class A (A)	4,100	1,080,678
Aurora Innovation, Inc. (A)	6,997	45,271
Autodesk, Inc. (A)	5,968	1,742,059
Cadence Design Systems, Inc. (A)	2,330	714,867
CleanSpark, Inc. (A)	14,300	205,205
Clearwater Analytics Holdings, Inc., Class A (A)	1,100	34,144
Crowdstrike Holdings, Inc., Class A (A)	4,025	1,392,529
Datadog, Inc., Class A (A)	6,824	1,042,366
DocuSign, Inc. (A)	2,502	199,384
Fair Isaac Corp. (A)	1,184	2,812,036
Fortinet, Inc. (A)	10,078	957,914
Freshworks, Inc., Class A (A)	5,219	83,452
Gen Digital, Inc.	9,677	298,535
Guidewire Software, Inc. (A)	8,323	1,688,653
HubSpot, Inc. (A)	1,353	975,581
Intapp, Inc. (A)	2,074	129,729
InterDigital, Inc.	2,391	468,540
Intuit, Inc.	64	41,071
Manhattan Associates, Inc. (A)	1,805	515,219
MARA Holdings, Inc. (A)	8,100	222,102
Microsoft Corp.	26,995	11,431,303
MicroStrategy, Inc., Class A (A)	2,660	1,030,670
Nutanix, Inc., Class A (A)	3,695	241,210
Oracle Corp.	28,631	5,292,154
Palantir Technologies, Inc., Class A (A)	57,553	3,860,655
Palo Alto Networks, Inc. (A)	5,722	2,219,106
Pegasystems, Inc.	2,746	260,788
Riot Platforms, Inc. (A)	4,800	60,720
Salesforce, Inc.	17,630	5,817,724
Samsara, Inc., Class A (A)	4,298	229,900
SAP SE	2,965	704,086
SentinelOne, Inc., Class A (A)	3,200	89,440
ServiceNow, Inc. (A)	4,234	4,443,329
Synopsys, Inc. (A)	1,922	1,073,418
Tyler Technologies, Inc. (A)	969	609,666
Varonis Systems, Inc. (A)	1,600	79,936
Vertex, Inc., Class A (A)	3,272	177,506
Workday, Inc., Class A (A)	685	171,243
Workiva, Inc. (A)	946	91,999
Zeta Global Holdings Corp., Class A (A)	44,713	952,387
Zscaler, Inc. (A)	2,473	510,897
		58,748,834
Technology hardware, storage and peripherals – 6.0%
Apple, Inc.	40,876	9,701,101
Dell Technologies, Inc., Class C	4,342	553,996
IonQ, Inc. (A)(B)	13,447	490,816
Seagate Technology Holdings PLC	1,859	188,372
Super Micro Computer, Inc. (A)	5,700	186,048
		11,120,333
		132,461,508
Real estate – 0.0%
Specialized REITs – 0.0%
Equinix, Inc.	22	21,593

58

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Utilities – 0.1%
Independent power and renewable electricity producers – 0.1%
Vistra Corp.	1,400	$223,776
TOTAL COMMON STOCKS (Cost $138,486,068)		$185,467,912
SHORT-TERM INVESTMENTS – 0.5%
Short-term funds – 0.5%
John Hancock Collateral Trust, 4.4849% (C)(D)	3,006	30,070
State Street Institutional U.S. Government Money Market Fund, Premier Class, 4.5825% (C)	823,386	823,386
T. Rowe Price Government Reserve Fund, 4.6513% (C)	117	117
TOTAL SHORT-TERM INVESTMENTS (Cost $853,571)		$853,573
Total Investments (Science & Technology Fund) (Cost $139,339,639) – 100.0%		$186,321,485
Other assets and liabilities, net – 0.0%		74,346
TOTAL NET ASSETS – 100.0%		$186,395,831
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $29,330.
(C)	The rate shown is the annualized seven-day yield as of 11-30-24.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
U.S. Sector Rotation Fund
	Shares or Principal Amount	Value
COMMON STOCKS – 95.4%
Communication services – 8.8%
Diversified telecommunication services – 0.7%
AT&T, Inc.	665,533	$15,413,744
Verizon Communications, Inc.	390,750	17,325,855
		32,739,599
Entertainment – 1.4%
Electronic Arts, Inc.	22,307	3,650,987
Live Nation Entertainment, Inc. (A)	14,537	2,009,740
Netflix, Inc. (A)	39,832	35,323,416
Take-Two Interactive Software, Inc. (A)	15,124	2,849,059
The Walt Disney Company	168,325	19,773,138
Warner Brothers Discovery, Inc. (A)	207,280	2,172,294
		65,778,634
Interactive media and services – 6.0%
Alphabet, Inc., Class A	543,800	91,875,010
Alphabet, Inc., Class C	445,792	76,003,078
Match Group, Inc. (A)	23,878	781,766
Meta Platforms, Inc., Class A	202,776	116,458,312
		285,118,166
Media – 0.5%
Charter Communications, Inc., Class A (A)	9,011	3,577,052
Comcast Corp., Class A	358,589	15,487,459
Fox Corp., Class A	20,875	983,630
Fox Corp., Class B	12,213	546,287
News Corp., Class A	35,127	1,030,977
News Corp., Class B	10,461	335,693
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Omnicom Group, Inc.	18,161	$1,903,636
Paramount Global, Class B (B)	55,361	600,667
The Interpublic Group of Companies, Inc.	34,809	1,072,465
		25,537,866
Wireless telecommunication services – 0.2%
T-Mobile US, Inc.	45,487	11,232,560
		420,406,825
Consumer discretionary – 10.5%
Automobile components – 0.0%
Aptiv PLC (A)	24,578	1,364,816
BorgWarner, Inc.	21,047	722,333
		2,087,149
Automobiles – 2.0%
Ford Motor Company	360,327	4,010,440
General Motors Company	103,816	5,771,131
Tesla, Inc. (A)	256,188	88,425,850
		98,207,421
Broadline retail – 3.8%
Amazon.com, Inc. (A)	862,505	179,306,164
eBay, Inc.	45,163	2,858,366
		182,164,530
Distributors – 0.1%
Genuine Parts Company	12,849	1,628,354
LKQ Corp.	24,305	954,943
Pool Corp.	3,533	1,332,259
		3,915,556
Hotels, restaurants and leisure – 2.0%
Airbnb, Inc., Class A (A)	40,622	5,529,060
Booking Holdings, Inc.	3,095	16,100,128
Caesars Entertainment, Inc. (A)	20,015	770,377
Carnival Corp. (A)	93,233	2,370,915
Chipotle Mexican Grill, Inc. (A)	126,444	7,778,835
Darden Restaurants, Inc.	10,951	1,930,333
Domino's Pizza, Inc.	3,228	1,537,141
Expedia Group, Inc. (A)	11,522	2,127,192
Hilton Worldwide Holdings, Inc.	22,753	5,766,520
Las Vegas Sands Corp.	32,663	1,733,099
Marriott International, Inc., Class A	21,583	6,239,429
McDonald's Corp.	66,231	19,605,038
MGM Resorts International (A)	21,280	815,875
Norwegian Cruise Line Holdings, Ltd. (A)	40,527	1,089,771
Royal Caribbean Cruises, Ltd.	21,861	5,335,396
Starbucks Corp.	104,633	10,720,697
Wynn Resorts, Ltd.	8,650	816,387
Yum! Brands, Inc.	25,955	3,606,188
		93,872,381
Household durables – 0.4%
D.R. Horton, Inc.	27,101	4,574,107
Garmin, Ltd.	14,208	3,020,621
Hamilton Beach Brands Holding Company, Class B	294	5,695
Lennar Corp., Class A	22,326	3,893,431
Mohawk Industries, Inc. (A)	4,848	673,048
NVR, Inc. (A)	284	2,622,905
PulteGroup, Inc.	19,161	2,591,908
		17,381,715
Leisure products – 0.0%
Hasbro, Inc.	12,120	789,618
Specialty retail – 1.9%
AutoZone, Inc. (A)	1,577	4,998,365
Best Buy Company, Inc.	18,121	1,630,890

59

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
CarMax, Inc. (A)	14,390	$1,208,328
Lowe's Companies, Inc.	52,612	14,333,087
O'Reilly Automotive, Inc. (A)	5,356	6,658,686
Ross Stores, Inc.	30,814	4,772,164
The Home Depot, Inc.	91,561	39,291,572
The TJX Companies, Inc.	104,338	13,114,243
Tractor Supply Company	9,967	2,827,339
Ulta Beauty, Inc. (A)	4,401	1,701,603
		90,536,277
Textiles, apparel and luxury goods – 0.3%
Deckers Outdoor Corp. (A)	14,065	2,756,177
Lululemon Athletica, Inc. (A)	10,620	3,405,409
NIKE, Inc., Class B	110,948	8,739,374
Ralph Lauren Corp.	3,699	855,949
Tapestry, Inc.	21,252	1,323,575
		17,080,484
		506,035,131
Consumer staples – 4.9%
Beverages – 1.0%
Brown-Forman Corp., Class B	14,694	618,324
Constellation Brands, Inc., Class A	12,545	3,022,718
Keurig Dr. Pepper, Inc.	90,055	2,940,296
Molson Coors Beverage Company, Class B	14,092	874,550
Monster Beverage Corp. (A)	56,457	3,112,474
PepsiCo, Inc.	109,913	17,965,280
The Coca-Cola Company	310,414	19,891,329
		48,424,971
Consumer staples distribution and retail – 1.7%
Costco Wholesale Corp.	35,480	34,482,302
Dollar General Corp.	17,615	1,361,111
Dollar Tree, Inc. (A)	16,152	1,151,153
Sysco Corp.	39,327	3,032,505
Target Corp.	37,030	4,899,439
The Kroger Company	53,128	3,245,058
Walgreens Boots Alliance, Inc.	57,532	518,939
Walmart, Inc.	347,590	32,152,075
		80,842,582
Food products – 0.6%
Archer-Daniels-Midland Company	38,275	2,089,815
Bunge Global SA	11,334	1,017,113
Conagra Brands, Inc.	38,303	1,055,248
General Mills, Inc.	44,530	2,950,558
Hormel Foods Corp.	23,291	755,327
Kellanova	21,460	1,744,483
Lamb Weston Holdings, Inc.	11,477	886,483
McCormick & Company, Inc.	20,193	1,583,333
Mondelez International, Inc., Class A	106,925	6,944,779
The Campbell's Company	15,765	728,343
The Hershey Company	11,809	2,079,919
The J.M. Smucker Company	8,523	1,003,924
The Kraft Heinz Company	70,689	2,259,927
Tyson Foods, Inc., Class A	22,895	1,476,728
		26,575,980
Household products – 1.0%
Church & Dwight Company, Inc.	19,576	2,155,905
Colgate-Palmolive Company	65,391	6,318,732
Kimberly-Clark Corp.	26,938	3,753,810
The Clorox Company	9,902	1,655,317
The Procter & Gamble Company	188,385	33,769,895
		47,653,659
Personal care products – 0.1%
Kenvue, Inc.	153,202	3,689,104
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Personal care products (continued)
The Estee Lauder Companies, Inc., Class A	18,632	$1,343,740
		5,032,844
Tobacco – 0.5%
Altria Group, Inc.	136,520	7,882,665
Philip Morris International, Inc.	124,433	16,557,055
		24,439,720
		232,969,756
Energy – 3.4%
Energy equipment and services – 0.2%
Baker Hughes Company	92,916	4,083,658
Halliburton Company	82,519	2,629,055
Schlumberger, Ltd.	132,813	5,835,803
		12,548,516
Oil, gas and consumable fuels – 3.2%
APA Corp.	34,661	785,072
Chevron Corp.	159,111	25,764,844
ConocoPhillips	121,982	13,215,477
Coterra Energy, Inc.	69,082	1,845,871
Devon Energy Corp.	58,558	2,222,276
Diamondback Energy, Inc.	17,530	3,113,153
EOG Resources, Inc.	53,193	7,088,499
EQT Corp.	55,560	2,524,646
Exxon Mobil Corp.	415,624	49,027,007
Hess Corp.	25,839	3,802,984
Kinder Morgan, Inc.	180,647	5,106,891
Marathon Petroleum Corp.	31,306	4,888,432
Occidental Petroleum Corp.	62,992	3,186,135
ONEOK, Inc.	54,651	6,208,354
Phillips 66	39,141	5,244,111
Targa Resources Corp.	20,488	4,185,698
Texas Pacific Land Corp.	1,948	3,116,975
The Williams Companies, Inc.	114,047	6,674,030
Valero Energy Corp.	29,977	4,169,201
		152,169,656
		164,718,172
Financials – 13.7%
Banks – 3.5%
Bank of America Corp.	623,430	29,619,159
Citigroup, Inc.	176,173	12,485,381
Citizens Financial Group, Inc.	41,360	1,991,070
Fifth Third Bancorp	62,547	3,006,009
Huntington Bancshares, Inc.	134,223	2,417,356
JPMorgan Chase & Co.	262,754	65,614,929
KeyCorp	85,766	1,670,722
M&T Bank Corp.	15,420	3,392,246
Regions Financial Corp.	84,559	2,305,078
The PNC Financial Services Group, Inc.	36,718	7,884,089
Truist Financial Corp.	123,688	5,897,444
U.S. Bancorp	144,081	7,678,076
Wells Fargo & Company	314,365	23,945,182
		167,906,741
Capital markets – 3.2%
Ameriprise Financial, Inc.	9,071	5,206,482
BlackRock, Inc.	12,860	13,153,208
Cboe Global Markets, Inc.	9,653	2,083,600
CME Group, Inc.	33,250	7,913,500
FactSet Research Systems, Inc.	3,513	1,723,724
Franklin Resources, Inc.	28,411	646,634
Intercontinental Exchange, Inc.	53,020	8,534,099
Invesco, Ltd.	41,678	753,955
KKR & Company, Inc.	62,280	10,143,544

60

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
MarketAxess Holdings, Inc.	3,477	$899,465
Moody's Corp.	14,463	7,231,211
Morgan Stanley	115,059	15,142,915
MSCI, Inc.	7,259	4,425,304
Nasdaq, Inc.	38,192	3,169,554
Northern Trust Corp.	18,622	2,070,022
Raymond James Financial, Inc.	17,104	2,895,365
S&P Global, Inc.	29,572	15,451,666
State Street Corp.	27,567	2,715,625
T. Rowe Price Group, Inc.	20,543	2,544,045
The Bank of New York Mellon Corp.	68,138	5,578,458
The Blackstone Group, Inc.	66,508	12,709,014
The Charles Schwab Corp.	137,994	11,420,383
The Goldman Sachs Group, Inc.	29,163	17,747,727
		154,159,500
Consumer finance – 0.6%
American Express Company	51,871	15,804,056
Capital One Financial Corp.	35,257	6,769,697
Discover Financial Services	23,182	4,229,092
Synchrony Financial	36,511	2,465,223
		29,268,068
Financial services – 4.2%
Berkshire Hathaway, Inc., Class B (A)	169,171	81,712,976
Corpay, Inc. (A)	6,413	2,444,507
Fidelity National Information Services, Inc.	50,374	4,296,902
Fiserv, Inc. (A)	53,162	11,746,676
Global Payments, Inc.	23,513	2,797,106
Jack Henry & Associates, Inc.	6,731	1,185,868
Mastercard, Inc., Class A	76,200	40,610,028
PayPal Holdings, Inc. (A)	94,394	8,190,567
Visa, Inc., Class A	154,267	48,606,446
		201,591,076
Insurance – 2.2%
Aflac, Inc.	46,537	5,305,218
American International Group, Inc.	59,475	4,572,438
Aon PLC, Class A	20,060	7,854,292
Arch Capital Group, Ltd.	34,573	3,482,193
Arthur J. Gallagher & Company	20,232	6,317,240
Assurant, Inc.	4,786	1,086,901
Brown & Brown, Inc.	21,876	2,474,176
Chubb, Ltd.	34,693	10,016,910
Cincinnati Financial Corp.	14,439	2,307,785
Erie Indemnity Company, Class A	2,307	1,016,372
Everest Group, Ltd.	3,992	1,547,140
Globe Life, Inc.	8,286	921,735
Loews Corp.	16,806	1,457,584
Marsh & McLennan Companies, Inc.	45,422	10,593,773
MetLife, Inc.	54,318	4,792,477
Principal Financial Group, Inc.	19,672	1,713,234
Prudential Financial, Inc.	32,954	4,264,577
The Allstate Corp.	24,384	5,056,998
The Hartford Financial Services Group, Inc.	27,056	3,336,275
The Progressive Corp.	54,091	14,543,988
The Travelers Companies, Inc.	21,053	5,600,940
W.R. Berkley Corp.	27,782	1,793,328
Willis Towers Watson PLC	9,382	3,021,004
		103,076,578
		656,001,963
Health care – 9.5%
Biotechnology – 1.5%
AbbVie, Inc.	149,763	27,396,146
Amgen, Inc.	45,561	12,887,840
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Biogen, Inc. (A)	12,360	$1,985,387
Gilead Sciences, Inc.	105,569	9,773,578
Incyte Corp. (A)	13,564	1,011,739
Moderna, Inc. (A)	28,663	1,234,229
Regeneron Pharmaceuticals, Inc. (A)	8,998	6,750,480
Vertex Pharmaceuticals, Inc. (A)	21,888	10,246,429
		71,285,828
Health care equipment and supplies – 2.1%
Abbott Laboratories	147,523	17,521,307
ABIOMED, Inc. (A)(C)	6,547	101,609
Align Technology, Inc. (A)	5,944	1,383,585
Baxter International, Inc.	43,244	1,457,755
Becton, Dickinson and Company	24,500	5,436,550
Boston Scientific Corp. (A)	124,839	11,317,904
DexCom, Inc. (A)	33,975	2,649,710
Edwards Lifesciences Corp. (A)	51,058	3,642,988
GE HealthCare Technologies, Inc.	38,736	3,223,610
Hologic, Inc. (A)	19,679	1,564,481
IDEXX Laboratories, Inc. (A)	6,983	2,945,080
Insulet Corp. (A)	5,942	1,585,207
Intuitive Surgical, Inc. (A)	30,079	16,302,818
Medtronic PLC	108,769	9,412,869
ResMed, Inc.	12,458	3,102,291
Solventum Corp. (A)	11,715	837,740
STERIS PLC	8,366	1,832,656
Stryker Corp.	29,072	11,400,585
Teleflex, Inc.	3,989	769,279
The Cooper Companies, Inc. (A)	16,868	1,762,031
Zimmer Biomet Holdings, Inc.	17,278	1,936,864
		100,186,919
Health care providers and services – 2.1%
Cardinal Health, Inc.	20,674	2,527,190
Cencora, Inc.	14,800	3,722,940
Centene Corp. (A)	44,597	2,675,820
CVS Health Corp.	106,640	6,382,404
DaVita, Inc. (A)	3,917	650,888
Elevance Health, Inc.	19,661	8,001,241
HCA Healthcare, Inc.	15,755	5,155,351
Henry Schein, Inc. (A)	10,734	827,055
Humana, Inc.	10,201	3,023,372
Labcorp Holdings, Inc.	7,123	1,717,783
McKesson Corp.	10,994	6,909,729
Molina Healthcare, Inc. (A)	4,966	1,479,371
Quest Diagnostics, Inc.	9,425	1,533,071
The Cigna Group	23,698	8,005,184
UnitedHealth Group, Inc.	78,290	47,772,558
Universal Health Services, Inc., Class B	5,041	1,033,405
		101,417,362
Life sciences tools and services – 0.9%
Agilent Technologies, Inc.	24,725	3,411,308
Bio-Techne Corp.	13,352	1,006,207
Charles River Laboratories International, Inc. (A)	4,370	869,892
Danaher Corp.	54,489	13,060,468
IQVIA Holdings, Inc. (A)	14,685	2,949,335
Mettler-Toledo International, Inc. (A)	1,799	2,250,909
Revvity, Inc.	10,452	1,213,895
Thermo Fisher Scientific, Inc.	32,387	17,153,127
Waters Corp. (A)	5,027	1,933,987
West Pharmaceutical Services, Inc.	6,148	2,002,281
		45,851,409
Pharmaceuticals – 2.9%
Bristol-Myers Squibb Company	171,927	10,181,517
Catalent, Inc. (A)	15,313	935,777

61

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Company	66,882	$53,194,599
Johnson & Johnson	204,110	31,639,091
Merck & Company, Inc.	214,929	21,845,384
Pfizer, Inc.	480,433	12,592,149
Viatris, Inc.	101,161	1,324,197
Zoetis, Inc.	38,405	6,730,476
		138,443,190
		457,184,708
Industrials – 8.4%
Aerospace and defense – 1.8%
Axon Enterprise, Inc. (A)	6,561	4,244,705
General Dynamics Corp.	23,546	6,687,299
General Electric Company	99,008	18,035,297
Howmet Aerospace, Inc.	37,259	4,410,720
Huntington Ingalls Industries, Inc.	3,588	710,137
L3Harris Technologies, Inc.	17,319	4,264,804
Lockheed Martin Corp.	19,376	10,257,848
Northrop Grumman Corp.	12,550	6,145,108
RTX Corp.	121,467	14,798,325
Textron, Inc.	17,097	1,464,016
The Boeing Company (A)	66,724	10,371,579
TransDigm Group, Inc.	5,123	6,418,965
		87,808,803
Air freight and logistics – 0.4%
CH Robinson Worldwide, Inc.	10,698	1,129,495
Expeditors International of Washington, Inc.	12,888	1,567,696
FedEx Corp.	20,583	6,229,857
United Parcel Service, Inc., Class B	66,903	9,080,075
		18,007,123
Building products – 0.5%
A.O. Smith Corp.	10,983	818,124
Allegion PLC	7,951	1,119,819
Builders FirstSource, Inc. (A)	10,640	1,984,041
Carrier Global Corp.	76,653	5,930,643
Johnson Controls International PLC	60,981	5,113,867
Masco Corp.	19,917	1,604,514
Trane Technologies PLC	20,614	8,579,959
		25,150,967
Commercial services and supplies – 0.6%
Cintas Corp.	31,291	7,065,195
Copart, Inc. (A)	79,952	5,068,157
Republic Services, Inc.	18,646	4,070,422
Rollins, Inc.	25,638	1,290,361
Veralto Corp.	22,546	2,439,252
Waste Management, Inc.	33,347	7,610,452
		27,543,839
Construction and engineering – 0.1%
Quanta Services, Inc.	13,450	4,633,794
Electrical equipment – 0.8%
AMETEK, Inc.	21,138	4,108,804
Eaton Corp. PLC	36,358	13,649,520
Emerson Electric Company	52,287	6,933,256
GE Vernova, Inc. (A)	25,089	8,382,737
Generac Holdings, Inc. (A)	5,493	1,033,783
Hubbell, Inc.	4,899	2,253,981
Rockwell Automation, Inc.	10,362	3,058,241
		39,420,322
Ground transportation – 0.9%
CSX Corp.	177,050	6,471,178
JB Hunt Transport Services, Inc.	7,351	1,390,148
Norfolk Southern Corp.	20,648	5,695,751
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Ground transportation (continued)
Old Dominion Freight Line, Inc.	17,224	$3,877,811
Uber Technologies, Inc. (A)	191,839	13,804,734
Union Pacific Corp.	55,633	13,611,170
		44,850,792
Industrial conglomerates – 0.4%
3M Company	50,169	6,699,067
Honeywell International, Inc.	59,474	13,853,279
		20,552,346
Machinery – 1.7%
Caterpillar, Inc.	44,280	17,982,551
Cummins, Inc.	12,514	4,693,251
Deere & Company	23,404	10,903,924
Dover Corp.	12,552	2,584,457
Fortive Corp.	31,983	2,537,211
IDEX Corp.	6,916	1,595,037
Illinois Tool Works, Inc.	24,667	6,845,586
Ingersoll Rand, Inc.	36,837	3,837,310
Nordson Corp.	4,971	1,297,381
Otis Worldwide Corp.	36,561	3,765,052
PACCAR, Inc.	47,867	5,600,439
Parker-Hannifin Corp.	11,741	8,252,749
Pentair PLC	15,131	1,649,128
Snap-on, Inc.	4,815	1,780,057
Stanley Black & Decker, Inc.	14,083	1,259,724
Wabtec Corp.	15,988	3,207,513
Xylem, Inc.	22,186	2,812,076
		80,603,446
Passenger airlines – 0.2%
Delta Air Lines, Inc.	58,561	3,737,363
Southwest Airlines Company	54,763	1,772,131
United Airlines Holdings, Inc. (A)	30,007	2,905,578
		8,415,072
Professional services – 0.7%
Amentum Holdings, Inc. (A)	11,468	279,246
Automatic Data Processing, Inc.	37,247	11,432,222
Broadridge Financial Solutions, Inc.	10,663	2,516,681
Dayforce, Inc. (A)(B)	14,454	1,156,175
Equifax, Inc.	11,292	2,953,536
Jacobs Solutions, Inc.	11,431	1,614,400
Leidos Holdings, Inc.	12,304	2,035,082
Paychex, Inc.	29,255	4,279,129
Paycom Software, Inc.	4,440	1,029,725
Verisk Analytics, Inc.	13,010	3,827,672
		31,123,868
Trading companies and distributors – 0.3%
Fastenal Company	52,287	4,369,102
United Rentals, Inc.	6,083	5,267,878
W.W. Grainger, Inc.	4,056	4,888,859
		14,525,839
		402,636,211
Information technology – 30.0%
Communications equipment – 0.9%
Arista Networks, Inc. (A)	23,224	9,424,764
Cisco Systems, Inc.	363,120	21,500,335
F5, Inc. (A)	5,258	1,316,340
Juniper Networks, Inc.	29,720	1,067,542
Motorola Solutions, Inc.	15,040	7,515,488
		40,824,469
Electronic equipment, instruments and components – 0.6%
Amphenol Corp., Class A	108,553	7,886,375
CDW Corp.	12,032	2,116,790
Corning, Inc.	69,415	3,378,428

62

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Jabil, Inc.	10,236	$1,390,356
Keysight Technologies, Inc. (A)	15,739	2,688,851
TE Connectivity PLC	27,398	4,140,386
Teledyne Technologies, Inc. (A)	4,219	2,047,312
Trimble, Inc. (A)	22,002	1,605,486
Zebra Technologies Corp., Class A (A)	4,647	1,891,329
		27,145,313
IT services – 1.1%
Accenture PLC, Class A	56,454	20,457,236
Akamai Technologies, Inc. (A)	13,638	1,282,245
Cognizant Technology Solutions Corp., Class A	44,655	3,594,281
EPAM Systems, Inc. (A)	5,125	1,250,090
Gartner, Inc. (A)	6,946	3,597,542
GoDaddy, Inc., Class A (A)	12,706	2,510,324
IBM Corp.	83,037	18,883,444
VeriSign, Inc. (A)	7,559	1,414,894
		52,990,056
Semiconductors and semiconductor equipment – 10.5%
Advanced Micro Devices, Inc. (A)	145,872	20,009,992
Analog Devices, Inc.	44,718	9,750,760
Applied Materials, Inc.	74,628	13,038,258
Broadcom, Inc.	419,572	68,004,230
Enphase Energy, Inc. (A)	12,208	871,041
First Solar, Inc. (A)	9,645	1,921,959
Intel Corp.	384,587	9,249,317
KLA Corp.	12,113	7,837,474
Lam Research Corp.	117,545	8,684,225
Microchip Technology, Inc.	48,379	3,297,996
Micron Technology, Inc.	99,959	9,790,984
Monolithic Power Systems, Inc.	4,396	2,495,345
NVIDIA Corp.	2,217,356	306,549,467
NXP Semiconductors NV	22,967	5,267,941
ON Semiconductor Corp. (A)	38,591	2,744,592
Qorvo, Inc. (A)	8,541	589,756
Qualcomm, Inc.	100,409	15,917,839
Skyworks Solutions, Inc.	14,400	1,261,296
Teradyne, Inc.	14,704	1,617,440
Texas Instruments, Inc.	82,300	16,544,769
		505,444,681
Software – 9.8%
Adobe, Inc. (A)	39,967	20,620,174
ANSYS, Inc. (A)	7,877	2,765,615
Autodesk, Inc. (A)	19,413	5,666,655
Cadence Design Systems, Inc. (A)	24,681	7,572,378
Crowdstrike Holdings, Inc., Class A (A)	20,817	7,202,057
Fair Isaac Corp. (A)	2,210	5,248,816
Fortinet, Inc. (A)	57,240	5,440,662
Gen Digital, Inc.	48,888	1,508,195
Intuit, Inc.	25,201	16,172,238
Microsoft Corp.	669,983	283,711,001
Oracle Corp.	144,078	26,631,378
Palantir Technologies, Inc., Class A (A)	181,552	12,178,508
Palo Alto Networks, Inc. (A)	29,184	11,318,139
PTC, Inc. (A)	10,828	2,166,250
Roper Technologies, Inc.	9,665	5,474,643
Salesforce, Inc.	87,347	28,823,637
ServiceNow, Inc. (A)	18,570	19,488,101
Synopsys, Inc. (A)	13,807	7,711,071
Tyler Technologies, Inc. (A)	3,844	2,418,529
		472,118,047
Technology hardware, storage and peripherals – 7.1%
Apple, Inc.	1,370,450	325,248,895
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Dell Technologies, Inc., Class C	25,919	$3,307,005
Hewlett Packard Enterprise Company	117,112	2,485,117
HP, Inc.	88,178	3,124,147
NetApp, Inc.	18,517	2,270,925
Seagate Technology Holdings PLC	18,911	1,916,252
Super Micro Computer, Inc. (A)(B)	45,359	1,480,518
Western Digital Corp. (A)	29,457	2,150,066
		341,982,925
		1,440,505,491
Materials – 1.6%
Chemicals – 1.0%
Air Products & Chemicals, Inc.	15,977	5,341,590
Albemarle Corp.	8,458	910,927
Celanese Corp.	7,854	574,991
CF Industries Holdings, Inc.	12,965	1,162,442
Corteva, Inc.	49,719	3,094,511
Dow, Inc.	50,351	2,226,018
DuPont de Nemours, Inc.	29,992	2,507,031
Eastman Chemical Company	8,411	880,800
Ecolab, Inc.	18,188	4,524,629
FMC Corp.	8,938	528,146
International Flavors & Fragrances, Inc.	18,383	1,679,471
Linde PLC	34,533	15,919,368
LyondellBasell Industries NV, Class A	18,672	1,556,124
PPG Industries, Inc.	16,755	2,083,819
The Mosaic Company	22,881	605,431
The Sherwin-Williams Company	16,675	6,626,645
		50,221,943
Construction materials – 0.1%
Martin Marietta Materials, Inc.	4,391	2,634,600
Vulcan Materials Company	9,483	2,732,337
		5,366,937
Containers and packaging – 0.2%
Amcor PLC	103,668	1,103,028
Avery Dennison Corp.	5,780	1,190,391
Ball Corp.	21,800	1,355,088
International Paper Company	24,950	1,467,809
Packaging Corp. of America	6,403	1,593,387
Smurfit WestRock PLC	35,445	1,950,184
		8,659,887
Metals and mining – 0.3%
Freeport-McMoRan, Inc.	103,207	4,561,749
Newmont Corp.	82,407	3,456,150
Nucor Corp.	17,055	2,638,238
Steel Dynamics, Inc.	10,304	1,496,862
		12,152,999
		76,401,766
Real estate – 2.1%
Health care REITs – 0.3%
Alexandria Real Estate Equities, Inc.	13,967	1,539,582
Healthpeak Properties, Inc.	63,116	1,387,921
Ventas, Inc.	37,078	2,375,587

63

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care REITs (continued)
Welltower, Inc.	51,992	$7,184,255
		12,487,345
Hotel and resort REITs – 0.0%
Host Hotels & Resorts, Inc.	62,994	1,160,349
Industrial REITs – 0.2%
Prologis, Inc.	83,159	9,711,308
Office REITs – 0.0%
BXP, Inc.	13,042	1,069,314
Real estate management and development – 0.1%
CBRE Group, Inc., Class A (A)	27,059	3,787,989
CoStar Group, Inc. (A)	36,807	2,993,881
		6,781,870
Residential REITs – 0.3%
AvalonBay Communities, Inc.	12,746	2,999,771
Camden Property Trust	9,567	1,203,529
Equity Residential	30,668	2,351,009
Essex Property Trust, Inc.	5,770	1,791,354
Invitation Homes, Inc.	51,101	1,750,209
Mid-America Apartment Communities, Inc.	10,499	1,723,516
UDR, Inc.	26,974	1,237,028
		13,056,416
Retail REITs – 0.3%
Federal Realty Investment Trust	6,765	789,137
Kimco Realty Corp.	60,540	1,548,008
Realty Income Corp.	78,253	4,530,066
Regency Centers Corp.	14,699	1,111,097
Simon Property Group, Inc.	27,534	5,055,242
		13,033,550
Specialized REITs – 0.9%
American Tower Corp.	41,938	8,765,042
Crown Castle, Inc.	39,037	4,147,681
Digital Realty Trust, Inc.	27,644	5,409,654
Equinix, Inc.	8,524	8,366,136
Extra Space Storage, Inc.	19,036	3,254,395
Iron Mountain, Inc.	26,365	3,260,560
Public Storage	14,143	4,922,471
SBA Communications Corp.	9,652	2,183,765
VICI Properties, Inc.	94,023	3,066,090
Weyerhaeuser Company	65,354	2,108,320
		45,484,114
		102,784,266
Utilities – 2.5%
Electric utilities – 1.6%
Alliant Energy Corp.	24,155	1,526,596
American Electric Power Company, Inc.	50,114	5,004,384
Constellation Energy Corp.	29,450	7,555,692
Duke Energy Corp.	72,702	8,509,769
Edison International	36,381	3,192,433
Entergy Corp.	20,124	3,142,765
Evergy, Inc.	21,663	1,400,080
Eversource Energy	33,651	2,170,153
Exelon Corp.	94,201	3,726,592
U.S. Sector Rotation Fund (continued)
	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
FirstEnergy Corp.	48,256	$2,053,293
NextEra Energy, Inc.	193,518	15,224,061
NRG Energy, Inc.	19,462	1,977,534
PG&E Corp.	201,293	4,353,968
Pinnacle West Capital Corp.	10,706	1,003,152
PPL Corp.	69,434	2,425,330
The Southern Company	102,997	9,180,123
Xcel Energy, Inc.	52,519	3,810,779
		76,256,704
Gas utilities – 0.0%
Atmos Energy Corp.	14,610	2,210,785
Independent power and renewable electricity producers – 0.1%
The AES Corp.	66,982	873,445
Vistra Corp.	32,364	5,173,062
		6,046,507
Multi-utilities – 0.7%
Ameren Corp.	25,130	2,372,021
CenterPoint Energy, Inc.	61,337	2,000,813
CMS Energy Corp.	28,166	1,963,452
Consolidated Edison, Inc.	32,585	3,277,725
Dominion Energy, Inc.	79,045	4,643,894
DTE Energy Company	19,485	2,450,823
NiSource, Inc.	42,251	1,609,341
Public Service Enterprise Group, Inc.	46,907	4,423,330
Sempra	59,629	5,585,448
WEC Energy Group, Inc.	29,767	3,007,955
		31,334,802
Water utilities – 0.1%
American Water Works Company, Inc.	18,343	2,511,890
		118,360,688
TOTAL COMMON STOCKS (Cost $3,301,372,209)		$4,578,004,977
SHORT-TERM INVESTMENTS – 4.2%
Short-term funds – 4.2%
John Hancock Collateral Trust, 4.4849% (D)(E)	19,909,049	199,144,248
TOTAL SHORT-TERM INVESTMENTS (Cost $199,113,853)		$199,144,248
Total Investments (U.S. Sector Rotation Fund) (Cost $3,500,486,062) – 99.6%		$4,777,149,225
Other assets and liabilities, net – 0.4%		21,056,127
TOTAL NET ASSETS – 100.0%		$4,798,205,352
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $2,981,327.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 11-30-24.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $3,043,365.

64

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

U.S. Sector Rotation Fund (continued)

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
S&P 500 E-Mini Index Futures	714	Long	Dec 2024	$211,359,829	$216,038,550	$4,678,721
						$4,678,721

^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
65

John Hancock Funds II
Portfolio of Investments — November 30, 2024 (unaudited) (showing percentage of total net assets)

The following funds had the following country composition as a percentage of net assets on 11-30-24:
Health Sciences Fund
United States	87.5%
Netherlands	3.6%
United Kingdom	2.9%
Denmark	1.6%
Switzerland	1.1%
Other countries	3.3%
TOTAL	100.0%
High Yield Fund
United States	77.3%
Canada	5.9%
Cayman Islands	5.6%
France	2.0%
United Kingdom	1.4%
Luxembourg	1.0%
Netherlands	1.0%
Other countries	5.8%
TOTAL	100.0%
Mid Value Fund
United States	89.6%
United Kingdom	2.7%
Ireland	2.4%
Canada	1.8%
Bermuda	1.1%
Puerto Rico	1.1%
Other countries	1.3%
TOTAL	100.0%

The following funds had the following sector composition as a percentage of net assets on 11-30-24:
International Strategic Equity Allocation Fund
Financials	23.1%
Industrials	13.4%
Information technology	12.8%
Consumer discretionary	10.6%
Health care	8.4%
Consumer staples	6.7%
Materials	6.4%
Communication services	5.5%
Energy	5.0%
Utilities	3.0%
Real estate	1.8%
Short-term investments and other	3.3%
TOTAL	100.0%
66

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the funds' valuation designee.
In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are generally valued using evaluated prices obtained from an independent pricing vendor. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The funds use a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor's assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the funds' investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Communication services	$305,663,237	$305,663,237	—	—
Consumer discretionary	345,227,186	323,010,809	$22,216,377	—
Consumer staples	72,125,839	72,125,839	—	—
Financials	128,832,624	128,832,624	—	—
Health care	157,801,848	157,801,848	—	—
Industrials	101,901,156	101,901,156	—	—
Information technology	690,973,489	690,973,489	—	—
Short-term investments	8,226,554	8,226,554	—	—
Total investments in securities	$1,810,751,933	$1,788,535,556	$22,216,377	—

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks	$700,997,380	$700,997,380	—	—
Preferred securities	4,986,297	4,986,297	—	—
U.S. Government and Agency obligations	169,901,419	—	$169,901,419	—
Corporate bonds	126,521,217	—	126,521,217	—
Term loans	111,238,756	—	111,238,756	—
Short-term investments	66,766,562	66,766,562	—	—
Total investments in securities	$1,180,411,631	$772,750,239	$407,661,392	—
Derivatives:
Liabilities
Written options	$(2,819,762)	—	$(2,819,762)	—

Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$960,985,182	—	$960,985,182	—
Foreign government obligations	18,111,182	—	18,111,182	—
Corporate bonds	434,817,372	—	434,817,372	—
Municipal bonds	3,683,256	—	3,683,256	—
Collateralized mortgage obligations	319,468,413	—	319,468,413	—
Asset-backed securities	147,545,227	—	147,545,227	—
Short-term investments	47,650,796	$47,650,796	—	—
Total investments in securities	$1,932,261,428	$47,650,796	$1,884,610,632	—

Health Sciences Fund
Investments in securities:
Assets
Common stocks
Financials	$1,080,818	$1,080,818	—	—
Health care	223,680,265	221,001,854	$2,678,411	—
Materials	19,810	19,810	—	—
Preferred securities	543,769	—	543,769	—
Convertible bonds	237,553	—	237,553	—
Warrants	3,803	3,510	—	$293
Short-term investments	1,606,078	1,606,078	—	—
Total investments in securities	$227,172,096	$223,712,070	$3,459,733	$293

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$941,615	—	$941,615	—
Corporate bonds	168,158,873	—	167,855,387	$303,486
Convertible bonds	1,073,579	—	1,073,579	—
Term loans	10,812,387	—	10,332,519	479,868
Asset-backed securities	12,237,291	—	12,237,291	—
Common stocks	527,188	$498,133	—	29,055
Escrow shares	37,943	—	—	37,943
Escrow certificates	25,256	—	—	25,256
Short-term investments	7,561,418	7,561,418	—	—
Total investments in securities	$201,375,550	$8,059,551	$192,440,391	$875,608
Derivatives:
Assets

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
High Yield Fund (continued)
Futures	$77,323	$77,323	—	—
Forward foreign currency contracts	11,049	—	$11,049	—
Swap contracts	241,525	—	241,525	—
Liabilities
Forward foreign currency contracts	(31,956)	—	(31,956)	—
Swap contracts	(131,028)	—	(131,028)	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$167,128,955	—	$167,128,955	—
Austria	4,060,791	—	4,060,791	—
Belgium	16,944,158	—	16,944,158	—
Brazil	34,461,692	$34,461,692	—	—
Canada	285,116,423	285,116,423	—	—
Chile	4,436,013	3,356,318	1,079,695	—
China	250,570,302	8,586,230	241,916,539	$67,533
Colombia	548,247	548,247	—	—
Czech Republic	1,361,778	—	1,361,778	—
Denmark	51,353,184	—	51,353,184	—
Egypt	74,922	—	74,922	—
Finland	19,358,613	—	19,358,613	—
France	206,096,384	—	206,096,384	—
Germany	187,873,255	—	187,873,255	—
Greece	4,203,965	—	4,203,965	—
Hong Kong	60,368,550	741,891	59,626,659	—
Hungary	2,323,599	—	2,323,599	—
India	185,644,873	—	185,644,873	—
Indonesia	13,841,698	—	13,841,698	—
Ireland	25,877,735	13,415,772	12,461,963	—
Israel	17,548,517	9,114,915	8,433,602	—
Italy	49,800,678	—	49,800,678	—
Japan	478,056,534	—	478,056,534	—
Jordan	518,566	—	518,566	—
Kuwait	7,166,510	—	7,166,510	—
Luxembourg	3,785,106	—	3,785,106	—
Macau	898,763	—	898,763	—
Malaysia	13,999,498	—	13,999,498	—
Mexico	5,054,292	5,054,292	—	—
Netherlands	91,982,605	—	91,982,605	—
New Zealand	5,003,969	—	5,003,969	—
Norway	12,656,303	—	12,656,303	—
Peru	2,066,811	2,066,811	—	—
Philippines	5,168,164	—	5,168,164	—
Poland	8,390,860	—	8,390,860	—
Portugal	2,755,746	—	2,755,746	—
Qatar	7,963,695	—	7,963,695	—
Saudi Arabia	36,385,889	—	36,385,889	—
Singapore	41,508,969	8,121,154	33,387,815	—
South Africa	27,996,961	—	27,996,961	—
South Korea	89,442,155	—	89,442,155	—
Spain	61,958,418	—	61,958,418	—
Sweden	65,667,348	—	65,667,348	—
Switzerland	210,719,446	—	210,719,446	—
Taiwan	189,789,783	—	189,789,783	—

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
International Strategic Equity Allocation Fund (continued)
Thailand	$14,514,885	—	$14,514,885	—
Turkey	6,256,570	—	6,256,570	—
United Arab Emirates	11,993,640	—	11,993,640	—
United Kingdom	298,688,469	$1,834,922	296,853,547	—
United States	6,127,199	4,591,223	1,535,976	—
Preferred securities
Brazil	11,679,382	11,679,382	—	—
Chile	700,359	700,359	—	—
Colombia	533,761	533,761	—	—
Germany	7,157,857	—	7,157,857	—
South Korea	4,377,306	—	4,377,306	—
Rights	337,616	—	337,616	—
Warrants	296	296	—	—
Short-term investments	119,313,565	24,378,335	94,935,230	—
Total investments in securities	$3,439,611,628	$414,302,023	$3,025,242,072	$67,533
Derivatives:
Assets
Futures	$652,837	$652,837	—	—
Liabilities
Futures	(1,948,729)	(1,948,729)	—	—
Level 3 includes securities valued at $0. Refer to Portfolio of Investments.

Mid Value Fund
Investments in securities:
Assets
Common stocks
Communication services	$15,636,057	$15,636,057	—	—
Consumer discretionary	124,415,330	100,196,049	$24,219,281	—
Consumer staples	74,315,691	74,315,691	—	—
Energy	92,633,425	92,633,425	—	—
Financials	280,691,022	274,799,376	5,891,646	—
Health care	144,096,464	144,096,464	—	—
Industrials	256,566,601	256,566,601	—	—
Information technology	196,379,034	196,379,034	—	—
Materials	87,377,807	76,951,783	10,426,024	—
Real estate	118,517,402	118,517,402	—	—
Utilities	89,484,717	89,484,717	—	—
Convertible bonds	4,577,848	—	4,577,848	—
Short-term investments	54,956,978	54,956,978	—	—
Total investments in securities	$1,539,648,376	$1,494,533,577	$45,114,799	—

Science & Technology Fund
Investments in securities:
Assets
Common stocks
Communication services	$38,542,028	$38,516,206	$25,822	—
Consumer discretionary	9,550,350	9,550,350	—	—
Financials	2,015,916	2,015,916	—	—
Health care	15,112	15,112	—	—
Industrials	2,637,629	2,637,629	—	—
Information technology	132,461,508	131,757,422	704,086	—
Real estate	21,593	21,593	—	—
Utilities	223,776	223,776	—	—

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Science & Technology Fund (continued)
Short-term investments	$853,573	$853,573	—	—
Total investments in securities	$186,321,485	$185,591,577	$729,908	—

U.S. Sector Rotation Fund
Investments in securities:
Assets
Common stocks
Communication services	$420,406,825	$420,406,825	—	—
Consumer discretionary	506,035,131	506,029,436	$5,695	—
Consumer staples	232,969,756	232,969,756	—	—
Energy	164,718,172	164,718,172	—	—
Financials	656,001,963	656,001,963	—	—
Health care	457,184,708	457,083,099	—	$101,609
Industrials	402,636,211	402,636,211	—	—
Information technology	1,440,505,491	1,440,505,491	—	—
Materials	76,401,766	76,401,766	—	—
Real estate	102,784,266	102,784,266	—	—
Utilities	118,360,688	118,360,688	—	—
Short-term investments	199,144,248	199,144,248	—	—
Total investments in securities	$4,777,149,225	$4,777,041,921	$5,695	$101,609
Derivatives:
Assets
Futures	$4,678,721	$4,678,721	—	—
Investment in affiliated underlying funds. The funds may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Capital Appreciation Value Fund
John Hancock Collateral Trust	—	$4,456,613	$34,021,306	$(38,479,311)	$2,954	$(1,562)	—	—	—
Core Bond Fund
John Hancock Collateral Trust	205,434	$132,246	$5,342,485	$(3,419,779)	$92	$(146)	$405	—	$2,054,898
High Yield Fund
John Hancock Collateral Trust	636,183	$4,778,907	$10,565,885	$(8,982,815)	$1,223	$351	$10,775	—	$6,363,551
International Strategic Equity Allocation Fund
John Hancock Collateral Trust	2,437,176	$34,344,564	$116,883,329	$(126,855,239)	$2,112	$3,569	$98,751	—	$24,378,335
Mid Value Fund
John Hancock Collateral Trust	2,189,537	$29,968,394	$134,464,795	$(142,539,657)	$10,169	$(2,416)	$163,464	—	$21,901,285
Science & Technology Fund
John Hancock Collateral Trust	3,006	—	$8,280,817	$(8,250,802)	$53	$2	$925	—	$30,070
U.S. Sector Rotation Fund
John Hancock Collateral Trust	19,909,049	$217,469,027	$351,692,214	$(370,085,391)	$57,212	$11,186	$1,967,579	—	$199,144,248
Restricted securities. The funds may hold restricted securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at November 30, 2024:

Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
High Yield Fund
KCAD Holdings I, Ltd.	3-21-11	$6,150,520	752,218,031	—	—	752,218,031	0.0%[1]	$752
MWO Holdings LLC	8-30-16	1,009,396	1,134	—	—	1,134	0.0%[1]	7,053
New Cotai, Inc., Class B	4-12-13	0	11	—	—	11	0.0%	0
								$7,805
[1]	Less than 0.05%.
For additional information on the funds' significant accounting policies and risks, please refer to the funds' most recent semiannual or annual shareholder report and prospectus.